Report of Independent Registered Public Accounting Firm

To the Board of Directors of ReliaStar Life Insurance Company and Contract Owners of ReliaStar Life Insurance Company of New York Separate Account NY-B

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise ReliaStar Life Insurance Company of New York Separate Account NY-B (the Separate Account), as of December 31, 2022, and the related statements of operations for the year then ended, and the statements of changes in net assets for the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2022, the results of its operations for the year then ended and changes in its net assets for each of the two years then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/S/ ERNST & YOUNG LLP
We have served as the Separate Accounts Auditor since 2001.
San Antonio, TX
April 5, 2023

Appendix

Subaccounts comprising ReliaStar Life Insurance Company of New York Separate Account NY-B

Subaccounts	Statements of Operations	Statements of Changes in Net Assets
Invesco V.I. Main Street Small Cap Fund - Series II	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
BlackRock Global Allocation V.I. Fund - Class III
Columbia Small Cap Value Fund, Variable Series - Class 2 Shares
Franklin Small Cap Value VIP Fund - Class 2
Franklin Multi-Asset Variable Conservative Growth Fund - Class I
Franklin Multi-Asset Variable Growth Fund - Class I
Franklin Multi-Asset Variable Moderate Growth Fund - Class I
Western Asset Core Plus VIT Portfolio - Class I
PIMCO VIT Real Return Portfolio - Administrative Class
ProFund VP Bull
ProFund VP Europe 30
ProFund VP Rising Rates Opportunity
Voya Balanced Portfolio - Class S
Voya Intermediate Bond Portfolio - Class S
Voya Balanced Income Portfolio - Service Class
Voya Global Perspectives® Portfolio - Class A
Voya Government Liquid Assets Portfolio - Service Class
Voya High Yield Portfolio - Service Class
Voya Large Cap Growth Portfolio - Adviser Class
Voya Large Cap Growth Portfolio - Service Class
Voya Large Cap Value Portfolio - Service Class
Voya Limited Maturity Bond Portfolio - Service Class
Voya Retirement Conservative Portfolio - Adviser Class
Voya Retirement Growth Portfolio - Adviser Class
Voya Retirement Moderate Growth Portfolio - Adviser Class
Voya Retirement Moderate Portfolio - Adviser Class
Voya U.S. Stock Index Portfolio - Service Class
VY® BlackRock Inflation Protected Bond Portfolio - Service Class
VY® CBRE Global Real Estate Portfolio - Service Class
VY® CBRE Real Estate Portfolio - Service Class
VY® Invesco Growth and Income Portfolio - Service Class
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
VY® Morgan Stanley Global Franchise Portfolio - Service Class
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
VY® T. Rowe Price International Stock Portfolio - Service Class
Voya Global Bond Portfolio - Service Class
Voya International High Dividend Low Volatility Portfolio - Service Class
Voya Solution 2025 Portfolio - Service Class
Voya Solution 2035 Portfolio - Service Class

Subaccounts	Statements of Operations	Statements of Changes in Net Assets
Voya Solution 2045 Portfolio - Service Class	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Voya Solution Income Portfolio - Service Class
Voya Solution Moderately Aggressive Portfolio - Service Class
VY® American Century Small-Mid Cap Value Portfolio - Service Class
VY® Columbia Small Cap Value II Portfolio - Service Class
VY® Invesco Equity and Income Portfolio - Service Class
VY® Invesco Equity and Income Portfolio - Service Class 2
VY® Invesco Global Portfolio - Initial Class
VY® Invesco Global Portfolio - Service Class
VY® JPMorgan Mid Cap Value Portfolio - Service Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
Voya Strategic Allocation Conservative Portfolio - Class S
Voya Strategic Allocation Moderate Portfolio - Class S
Voya Growth and Income Portfolio - Class A
Voya Growth and Income Portfolio - Class I
Voya Growth and Income Portfolio - Class S
Voya Global High Dividend Low Volatility Portfolio - Class S
Voya Index Plus LargeCap Portfolio - Class S
Voya Index Plus MidCap Portfolio - Class S
Voya Index Plus SmallCap Portfolio - Class S
Voya International Index Portfolio - Class A
Voya International Index Portfolio - Class S
Voya Russell™ Large Cap Growth Index Portfolio - Class S
Voya Russell™ Large Cap Index Portfolio - Class S
Voya Russell™ Large Cap Value Index Portfolio - Class I
Voya Russell™ Large Cap Value Index Portfolio - Class S
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Voya Russell™ Mid Cap Index Portfolio - Class S
Voya Russell™ Small Cap Index Portfolio - Class S
Voya Small Company Portfolio - Class S
Voya U.S. Bond Index Portfolio - Class S
Voya MidCap Opportunities Portfolio - Class S
Voya SmallCap Opportunities Portfolio - Class S

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2022
(In thousands, except number of shares)

	Invesco V.I. Main Street Small Cap Fund - Series II	BlackRock Global Allocation V.I. Fund - Class III	Columbia Small Cap Value Fund, Variable Series - Class 2 Shares	Franklin Small Cap Value VIP Fund - Class 2	Franklin Multi-Asset Variable Conservative Growth Fund - Class I
Assets
Investments in mutual funds
at fair value	$112	$6,374	$203	$335	$331
Total assets	112	6,374	203	335	331
Net assets	$112	$6,374	$203	$335	$331

Total number of mutual fund shares	4,970	537,033	17,849	26,761	25,714

Cost of mutual fund shares	$103	$7,616	$253	$397	$357

	Franklin Multi-Asset Variable Growth Fund - Class I	Franklin Multi-Asset Variable Moderate Growth Fund - Class I	Western Asset Core Plus VIT Portfolio - Class I	PIMCO VIT Real Return Portfolio - Administrative Class	ProFund VP Bull
Assets
Investments in mutual funds
at fair value	$156	$161	$126	$105	$10
Total assets	156	161	126	105	10
Net assets	$156	$161	$126	$105	$10

Total number of mutual fund shares	13,176	13,468	26,073	9,153	205

Cost of mutual fund shares	$175	$166	$150	$114	$8

The accompanying notes are an integral part of these financial statements.
4

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2022
(In thousands, except number of shares)

	ProFund VP Europe 30	ProFund VP Rising Rates Opportunity	Voya Balanced Portfolio - Class S	Voya Intermediate Bond Portfolio - Class S	Voya Balanced Income Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$15	$29	$91	$30,942	$4,420
Total assets	15	29	91	30,942	4,420
Net assets	$15	$29	$91	$30,942	$4,420

Total number of mutual fund shares	678	660	7,031	2,930,229	527,421

Cost of mutual fund shares	$14	$26	$88	$37,293	$5,442

	Voya Global Perspectives® Portfolio - Class A	Voya Government Liquid Assets Portfolio - Service Class	Voya High Yield Portfolio - Service Class	Voya Large Cap Growth Portfolio - Adviser Class	Voya Large Cap Growth Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$436	$8,322	$2,870	$24,225	$22,991
Total assets	436	8,322	2,870	24,225	22,991
Net assets	$436	$8,322	$2,870	$24,225	$22,991

Total number of mutual fund shares	49,623	8,322,267	348,686	3,150,367	2,512,808

Cost of mutual fund shares	$542	$8,322	$3,356	$41,342	$37,104

The accompanying notes are an integral part of these financial statements.
5

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2022
(In thousands, except number of shares)

	Voya Large Cap Value Portfolio - Service Class	Voya Limited Maturity Bond Portfolio - Service Class	Voya Retirement Conservative Portfolio - Adviser Class	Voya Retirement Growth Portfolio - Adviser Class	Voya Retirement Moderate Growth Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$11,332	$78	$4,312	$38,353	$26,230
Total assets	11,332	78	4,312	38,353	26,230
Net assets	$11,332	$78	$4,312	$38,353	$26,230

Total number of mutual fund shares	2,284,891	8,190	577,265	3,614,979	2,657,709

Cost of mutual fund shares	$13,806	$84	$5,163	$44,396	$31,439

	Voya Retirement Moderate Portfolio - Adviser Class	Voya U.S. Stock Index Portfolio - Service Class	VY® BlackRock Inflation Protected Bond Portfolio - Service Class	VY® CBRE Global Real Estate Portfolio - Service Class	VY® CBRE Real Estate Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$15,177	$4,764	$3,607	$1,114	$1,159
Total assets	15,177	4,764	3,607	1,114	1,159
Net assets	$15,177	$4,764	$3,607	$1,114	$1,159

Total number of mutual fund shares	1,633,760	306,019	398,629	118,876	43,110

Cost of mutual fund shares	$18,367	$5,172	$4,098	$1,285	$1,334

The accompanying notes are an integral part of these financial statements.
6

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2022
(In thousands, except number of shares)

	VY® Invesco Growth and Income Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® Morgan Stanley Global Franchise Portfolio - Service Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	Voya Global Bond Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$1,604	$4,474	$3,300	$24,633	$22
Total assets	1,604	4,474	3,300	24,633	22
Net assets	$1,604	$4,474	$3,300	$24,633	$22

Total number of mutual fund shares	75,056	380,131	221,928	992,100	2,746

Cost of mutual fund shares	$1,732	$6,442	$3,672	$26,971	$29

	Voya International High Dividend Low Volatility Portfolio - Service Class	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2045 Portfolio - Service Class	Voya Solution Income Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$3,672	$517	$170	$15	$58
Total assets	3,672	517	170	15	58
Net assets	$3,672	$517	$170	$15	$58

Total number of mutual fund shares	408,021	60,865	19,554	1,744	6,114

Cost of mutual fund shares	$4,359	$659	$215	$19	$69

The accompanying notes are an integral part of these financial statements.
7

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2022
(In thousands, except number of shares)

	Voya Solution Moderately Aggressive Portfolio - Service Class	VY® American Century Small-Mid Cap Value Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Service Class 2
Assets
Investments in mutual funds
at fair value	$6,502	$135	$1,790	$5,383	$4,008
Total assets	6,502	135	1,790	5,383	4,008
Net assets	$6,502	$135	$1,790	$5,383	$4,008

Total number of mutual fund shares	638,135	11,567	112,043	132,668	100,678

Cost of mutual fund shares	$7,455	$136	$1,635	$5,803	$4,294

	VY® Invesco Global Portfolio - Initial Class	VY® Invesco Global Portfolio - Service Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	Voya Strategic Allocation Conservative Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$40	$2,763	$1,587	$1,312	$723
Total assets	40	2,763	1,587	1,312	723
Net assets	$40	$2,763	$1,587	$1,312	$723

Total number of mutual fund shares	2,664	194,302	106,190	167,593	69,481

Cost of mutual fund shares	$45	$3,615	$1,839	$1,755	$841

The accompanying notes are an integral part of these financial statements.
8

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2022
(In thousands, except number of shares)

	Voya Strategic Allocation Moderate Portfolio - Class S	Voya Growth and Income Portfolio - Class A	Voya Growth and Income Portfolio - Class I	Voya Growth and Income Portfolio - Class S	Voya Global High Dividend Low Volatility Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$93	$16,705	$988	$5,570	$7,392
Total assets	93	16,705	988	5,570	7,392
Net assets	$93	$16,705	$988	$5,570	$7,392

Total number of mutual fund shares	8,081	1,030,591	58,514	343,223	669,003

Cost of mutual fund shares	$101	$25,259	$1,422	$8,338	$6,602

	Voya Index Plus LargeCap Portfolio - Class S	Voya Index Plus MidCap Portfolio - Class S	Voya Index Plus SmallCap Portfolio - Class S	Voya International Index Portfolio - Class A	Voya International Index Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$2,202	$1,902	$1,787	$8,057	$2,743
Total assets	2,202	1,902	1,787	8,057	2,743
Net assets	$2,202	$1,902	$1,787	$8,057	$2,743

Total number of mutual fund shares	106,496	112,358	92,941	829,811	279,061

Cost of mutual fund shares	$2,366	$2,095	$1,941	$8,063	$2,596

The accompanying notes are an integral part of these financial statements.
9

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2022
(In thousands, except number of shares)

	Voya Russell™ Large Cap Growth Index Portfolio - Class S	Voya Russell™ Large Cap Index Portfolio - Class S	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class S	Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$9,070	$9,128	$286	$14,169	$7,944
Total assets	9,070	9,128	286	14,169	7,944
Net assets	$9,070	$9,128	$286	$14,169	$7,944

Total number of mutual fund shares	198,560	350,969	10,842	542,471	254,452

Cost of mutual fund shares	$9,008	$6,903	$216	$12,832	$8,845

	Voya Russell™ Mid Cap Index Portfolio - Class S	Voya Russell™ Small Cap Index Portfolio - Class S	Voya Small Company Portfolio - Class S	Voya U.S. Bond Index Portfolio - Class S	Voya MidCap Opportunities Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$3,352	$5,397	$1,443	$3,240	$7,925
Total assets	3,352	5,397	1,443	3,240	7,925
Net assets	$3,352	$5,397	$1,443	$3,240	$7,925

Total number of mutual fund shares	315,923	433,167	117,966	356,049	2,761,457

Cost of mutual fund shares	$3,813	$5,832	$1,827	$3,777	$12,953

The accompanying notes are an integral part of these financial statements.
10

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2022
(In thousands, except number of shares)

Voya SmallCap Opportunities Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$240
Total assets	240
Net assets	$240

Total number of mutual fund shares	16,932

Cost of mutual fund shares	$354

The accompanying notes are an integral part of these financial statements.
11

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the Year Ended December 31, 2022
(In thousands)

	Invesco V.I. Main Street Small Cap Fund - Series II	BlackRock Global Allocation V.I. Fund - Class III	Columbia Small Cap Value Fund, Variable Series - Class 2 Shares	Franklin Small Cap Value VIP Fund - Class 2	Franklin Multi-Asset Variable Conservative Growth Fund - Class I
Net investment income (loss)
Investment income:
Dividends	$—	$—	$1	$4	$8
Expenses:
Mortality and expense risk charges	1	107	3	4	5
Net investment income (loss)	(1)	(107)	(2)	—	3

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2	(129)	—	(8)	—
Capital gains distributions	14	109	81	70	19
Total realized gain (loss) on investments
and capital gains distributions	16	(20)	81	62	19
Net unrealized appreciation
(depreciation) of investments	(40)	(1,328)	(104)	(109)	(86)
Net realized and unrealized gain (loss)
on investments	(24)	(1,348)	(23)	(47)	(67)
Net increase (decrease) in net assets
resulting from operations	$(25)	$(1,455)	$(25)	$(47)	$(64)

	Franklin Multi-Asset Variable Growth Fund - Class I	Franklin Multi-Asset Variable Moderate Growth Fund - Class I	Western Asset Core Plus VIT Portfolio - Class I	PIMCO VIT Real Return Portfolio - Administrative Class	ProFund VP Bull
Net investment income (loss)
Investment income:
Dividends	$5	$3	$3	$8	$—
Expenses:
Mortality and expense risk charges	2	2	2	1	—
Net investment income (loss)	3	1	1	7	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	3	(1)	—	—
Capital gains distributions	14	12	—	—	1
Total realized gain (loss) on investments
and capital gains distributions	14	15	(1)	—	1
Net unrealized appreciation
(depreciation) of investments	(46)	(49)	(29)	(23)	(4)
Net realized and unrealized gain (loss)
on investments	(32)	(34)	(30)	(23)	(3)
Net increase (decrease) in net assets
resulting from operations	$(29)	$(33)	$(29)	$(16)	$(3)

The accompanying notes are an integral part of these financial statements.
12

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the Year Ended December 31, 2022
(In thousands)

	ProFund VP Europe 30	ProFund VP Rising Rates Opportunity	Voya Balanced Portfolio - Class S	Voya Intermediate Bond Portfolio - Class S	Voya Balanced Income Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$—	$—	$1	$875	$115
Expenses:
Mortality and expense risk charges	—	—	1	491	80
Net investment income (loss)	—	—	—	384	35

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	—	—	(692)	(132)
Capital gains distributions	1	—	13	98	412
Total realized gain (loss) on investments
and capital gains distributions	1	—	13	(594)	280
Net unrealized appreciation
(depreciation) of investments	(2)	11	(35)	(6,095)	(1,222)
Net realized and unrealized gain (loss)
on investments	(1)	11	(22)	(6,689)	(942)
Net increase (decrease) in net assets
resulting from operations	$(1)	$11	$(22)	$(6,305)	$(907)

	Voya Global Perspectives® Portfolio - Class A	Voya Government Liquid Assets Portfolio - Service Class	Voya High Yield Portfolio - Service Class	Voya Large Cap Growth Portfolio - Adviser Class	Voya Large Cap Growth Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$14	$112	$164	$—	$—
Expenses:
Mortality and expense risk charges	7	128	43	443	386
Net investment income (loss)	7	(16)	121	(443)	(386)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(7)	—	(66)	(3,399)	(1,623)
Capital gains distributions	39	—	—	11,639	9,755
Total realized gain (loss) on investments
and capital gains distributions	32	—	(66)	8,240	8,132
Net unrealized appreciation
(depreciation) of investments	(147)	—	(521)	(20,592)	(19,268)
Net realized and unrealized gain (loss)
on investments	(115)	—	(587)	(12,352)	(11,136)
Net increase (decrease) in net assets
resulting from operations	$(108)	$(16)	$(466)	$(12,795)	$(11,522)

The accompanying notes are an integral part of these financial statements.
13

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the Year Ended December 31, 2022
(In thousands)

	Voya Large Cap Value Portfolio - Service Class	Voya Limited Maturity Bond Portfolio - Service Class	Voya Retirement Conservative Portfolio - Adviser Class	Voya Retirement Growth Portfolio - Adviser Class	Voya Retirement Moderate Growth Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$170	$1	$105	$465	$394
Expenses:
Mortality and expense risk charges	206	1	74	641	439
Net investment income (loss)	(36)	—	31	(176)	(45)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(3,852)	—	(81)	94	(437)
Capital gains distributions	8,543	—	458	5,570	3,538
Total realized gain (loss) on investments
and capital gains distributions	4,691	—	377	5,664	3,101
Net unrealized appreciation
(depreciation) of investments	(5,460)	(5)	(1,276)	(14,754)	(9,183)
Net realized and unrealized gain (loss)
on investments	(769)	(5)	(899)	(9,090)	(6,082)
Net increase (decrease) in net assets
resulting from operations	$(805)	$(5)	$(868)	$(9,266)	$(6,127)

	Voya Retirement Moderate Portfolio - Adviser Class	Voya U.S. Stock Index Portfolio - Service Class	VY® BlackRock Inflation Protected Bond Portfolio - Service Class	VY® CBRE Global Real Estate Portfolio - Service Class	VY® CBRE Real Estate Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$287	$56	$186	$40	$22
Expenses:
Mortality and expense risk charges	256	75	63	18	21
Net investment income (loss)	31	(19)	123	22	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(218)	64	(73)	6	42
Capital gains distributions	1,893	429	—	68	239
Total realized gain (loss) on investments
and capital gains distributions	1,675	493	(73)	74	281
Net unrealized appreciation
(depreciation) of investments	(4,957)	(1,628)	(738)	(525)	(783)
Net realized and unrealized gain (loss)
on investments	(3,282)	(1,135)	(811)	(451)	(502)
Net increase (decrease) in net assets
resulting from operations	$(3,251)	$(1,154)	$(688)	$(429)	$(501)

The accompanying notes are an integral part of these financial statements.
14

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the Year Ended December 31, 2022
(In thousands)

	VY® Invesco Growth and Income Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® Morgan Stanley Global Franchise Portfolio - Service Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price International Stock Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$22	$—	$22	$328	$27
Expenses:
Mortality and expense risk charges	26	76	59	391	20
Net investment income (loss)	(4)	(76)	(37)	(63)	7

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	25	(556)	(42)	136	(329)
Capital gains distributions	216	1,520	324	3,310	305
Total realized gain (loss) on investments
and capital gains distributions	241	964	282	3,446	(24)
Net unrealized appreciation
(depreciation) of investments	(372)	(2,890)	(1,122)	(7,575)	(513)
Net realized and unrealized gain (loss)
on investments	(131)	(1,926)	(840)	(4,129)	(537)
Net increase (decrease) in net assets
resulting from operations	$(135)	$(2,002)	$(877)	$(4,192)	$(530)

	Voya Global Bond Portfolio - Service Class	Voya International High Dividend Low Volatility Portfolio - Service Class	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2045 Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$1	$171	$24	$8	$1
Expenses:
Mortality and expense risk charges	—	60	7	2	—
Net investment income (loss)	1	111	17	6	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1)	(125)	(6)	(2)	—
Capital gains distributions	—	—	83	29	3
Total realized gain (loss) on investments
and capital gains distributions	(1)	(125)	77	27	3
Net unrealized appreciation
(depreciation) of investments	(6)	(476)	(218)	(76)	(7)
Net realized and unrealized gain (loss)
on investments	(7)	(601)	(141)	(49)	(4)
Net increase (decrease) in net assets
resulting from operations	$(6)	$(490)	$(124)	$(43)	$(3)

The accompanying notes are an integral part of these financial statements.
15

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the Year Ended December 31, 2022
(In thousands)

	Voya Solution Income Portfolio - Service Class	Voya Solution Moderately Aggressive Portfolio - Service Class	VY® American Century Small-Mid Cap Value Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$3	$248	$2	$—	$83
Expenses:
Mortality and expense risk charges	1	111	1	30	84
Net investment income (loss)	2	137	1	(30)	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	50	1	72	50
Capital gains distributions	6	1,000	24	270	808
Total realized gain (loss) on investments
and capital gains distributions	6	1,050	25	342	858
Net unrealized appreciation
(depreciation) of investments	(20)	(2,981)	(35)	(656)	(1,430)
Net realized and unrealized gain (loss)
on investments	(14)	(1,931)	(10)	(314)	(572)
Net increase (decrease) in net assets
resulting from operations	$(12)	$(1,794)	$(9)	$(344)	$(573)

	VY® Invesco Equity and Income Portfolio - Service Class 2	VY® Invesco Global Portfolio - Initial Class	VY® Invesco Global Portfolio - Service Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$57	$—	$—	$15	$—
Expenses:
Mortality and expense risk charges	66	1	50	25	15
Net investment income (loss)	(9)	(1)	(50)	(10)	(15)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	52	—	(43)	(11)	(25)
Capital gains distributions	628	7	509	280	366
Total realized gain (loss) on investments
and capital gains distributions	680	7	466	269	341
Net unrealized appreciation
(depreciation) of investments	(1,136)	(27)	(2,035)	(453)	(810)
Net realized and unrealized gain (loss)
on investments	(456)	(20)	(1,569)	(184)	(469)
Net increase (decrease) in net assets
resulting from operations	$(465)	$(21)	$(1,619)	$(194)	$(484)

The accompanying notes are an integral part of these financial statements.
16

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the Year Ended December 31, 2022
(In thousands)

	Voya Strategic Allocation Conservative Portfolio - Class S	Voya Strategic Allocation Moderate Portfolio - Class S	Voya Growth and Income Portfolio - Class A	Voya Growth and Income Portfolio - Class I	Voya Growth and Income Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$27	$3	$126	$12	$54
Expenses:
Mortality and expense risk charges	9	1	293	14	88
Net investment income (loss)	18	2	(167)	(2)	(34)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(13)	—	(1,201)	(11)	(210)
Capital gains distributions	67	11	2,518	140	822
Total realized gain (loss) on investments
and capital gains distributions	54	11	1,317	129	612
Net unrealized appreciation
(depreciation) of investments	(243)	(36)	(4,815)	(316)	(1,720)
Net realized and unrealized gain (loss)
on investments	(189)	(25)	(3,498)	(187)	(1,108)
Net increase (decrease) in net assets
resulting from operations	$(171)	$(23)	$(3,665)	$(189)	$(1,142)

	Voya Global High Dividend Low Volatility Portfolio - Class S	Voya Index Plus LargeCap Portfolio - Class S	Voya Index Plus MidCap Portfolio - Class S	Voya Index Plus SmallCap Portfolio - Class S	Voya International Index Portfolio - Class A
Net investment income (loss)
Investment income:
Dividends	$192	$13	$12	$12	$272
Expenses:
Mortality and expense risk charges	118	36	32	30	130
Net investment income (loss)	74	(23)	(20)	(18)	142

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	192	22	68	12	54
Capital gains distributions	263	589	442	299	—
Total realized gain (loss) on investments
and capital gains distributions	455	611	510	311	54
Net unrealized appreciation
(depreciation) of investments	(1,103)	(1,171)	(904)	(652)	(2,038)
Net realized and unrealized gain (loss)
on investments	(648)	(560)	(394)	(341)	(1,984)
Net increase (decrease) in net assets
resulting from operations	$(574)	$(583)	$(414)	$(359)	$(1,842)

The accompanying notes are an integral part of these financial statements.
17

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the Year Ended December 31, 2022
(In thousands)

	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class S	Voya Russell™ Large Cap Index Portfolio - Class S	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$17	$15	$60	$4	$156
Expenses:
Mortality and expense risk charges	24	171	157	4	191
Net investment income (loss)	(7)	(156)	(97)	—	(35)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3	864	553	2	269
Capital gains distributions	—	1,033	410	—	—
Total realized gain (loss) on investments
and capital gains distributions	3	1,897	963	2	269
Net unrealized appreciation
(depreciation) of investments	14	(6,512)	(3,569)	(22)	(1,273)
Net realized and unrealized gain (loss)
on investments	17	(4,615)	(2,606)	(20)	(1,004)
Net increase (decrease) in net assets
resulting from operations	$10	$(4,771)	$(2,703)	$(20)	$(1,039)

	Voya Russell™ Mid Cap Growth Index Portfolio - Class S	Voya Russell™ Mid Cap Index Portfolio - Class S	Voya Russell™ Small Cap Index Portfolio - Class S	Voya Small Company Portfolio - Class S	Voya U.S. Bond Index Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$—	$23	$30	$—	$69
Expenses:
Mortality and expense risk charges	129	52	92	20	49
Net investment income (loss)	(129)	(29)	(62)	(20)	20

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	96	(38)	76	(27)	(128)
Capital gains distributions	899	258	527	427	—
Total realized gain (loss) on investments
and capital gains distributions	995	220	603	400	(128)
Net unrealized appreciation
(depreciation) of investments	(4,281)	(954)	(2,221)	(730)	(458)
Net realized and unrealized gain (loss)
on investments	(3,286)	(734)	(1,618)	(330)	(586)
Net increase (decrease) in net assets
resulting from operations	$(3,415)	$(763)	$(1,680)	$(350)	$(566)

The accompanying notes are an integral part of these financial statements.
18

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the Year Ended December 31, 2022
(In thousands)

	Voya MidCap Opportunities Portfolio - Class S	Voya SmallCap Opportunities Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$—	$—
Expenses:
Mortality and expense risk charges	127	3
Net investment income (loss)	(127)	(3)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,506)	(12)
Capital gains distributions	5,972	58
Total realized gain (loss) on investments
and capital gains distributions	4,466	46
Net unrealized appreciation
(depreciation) of investments	(7,418)	(130)
Net realized and unrealized gain (loss)
on investments	(2,952)	(84)
Net increase (decrease) in net assets
resulting from operations	$(3,079)	$(87)

The accompanying notes are an integral part of these financial statements.
19

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Invesco V.I. Main Street Small Cap Fund - Series II	BlackRock Global Allocation V.I. Fund - Class III	Columbia Small Cap Value Fund, Variable Series - Class 2 Shares	Franklin Small Cap Value VIP Fund - Class 2	Franklin Multi-Asset Variable Conservative Growth Fund - Class I
Net assets at January 1, 2021	$131	$9,262	$289	$453	$419

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(63)	(3)	—	8
Total realized gain (loss) on investments
and capital gains distributions	17	1,570	13	(1)	34
Net unrealized appreciation
(depreciation) of investments	11	(1,073)	62	101	(2)
Net increase (decrease) in net assets
resulting from operations	27	434	72	100	40
Changes from principal transactions:
Premiums	—	29	—	—	—
Death benefits	—	(43)	(5)	(2)	(8)
Surrenders & withdrawals	(7)	(852)	(99)	(93)	(25)
Contract charges	(1)	(68)	(2)	(2)	—
Cost of insurance & administrative charges	—	(1)	—	—	—
Transfers between Divisions (including
fixed account), net	(5)	(19)	(6)	(19)	1
Increase (decrease) in net assets
derived from principal transactions	(13)	(954)	(112)	(116)	(32)
Total increase (decrease) in net assets	14	(520)	(40)	(16)	8
Net assets at December 31, 2021	145	8,742	249	437	427

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(107)	(2)	—	3
Total realized gain (loss) on investments
and capital gains distributions	16	(20)	81	62	19
Net unrealized appreciation
(depreciation) of investments	(40)	(1,328)	(104)	(109)	(86)
Net increase (decrease) in net assets
resulting from operations	(25)	(1,455)	(25)	(47)	(64)
Changes from principal transactions:
Premiums	—	23	—	—	—
Death benefits	—	(289)	(3)	—	(1)
Surrenders & withdrawals	(8)	(525)	(14)	(53)	(31)
Contract charges	(1)	(60)	(2)	(2)	—
Cost of insurance & administrative charges	—	—	—	—	—
Transfers between Divisions (including
fixed account), net	1	(62)	(2)	—	—
Increase (decrease) in net assets
derived from principal transactions	(8)	(913)	(21)	(55)	(32)
Total increase (decrease) in net assets	(33)	(2,368)	(46)	(102)	(96)
Net assets at December 31, 2022	$112	$6,374	$203	$335	$331
The accompanying notes are an integral part of these financial statements.
20

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Franklin Multi-Asset Variable Growth Fund - Class I	Franklin Multi-Asset Variable Moderate Growth Fund - Class I	Western Asset Core Plus VIT Portfolio - Class I	PIMCO VIT Real Return Portfolio - Administrative Class	ProFund VP Bull
Net assets at January 1, 2021	$162	$208	$177	$139	$11

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	6	2	5	—
Total realized gain (loss) on investments
and capital gains distributions	15	22	7	2	2
Net unrealized appreciation
(depreciation) of investments	11	4	(14)	(1)	2
Net increase (decrease) in net assets
resulting from operations	31	32	(5)	6	4
Changes from principal transactions:
Premiums	—	—	—	—	—
Death benefits	(7)	(5)	—	—	—
Surrenders & withdrawals	—	(6)	(14)	(8)	—
Contract charges	—	—	—	(1)	—
Cost of insurance & administrative charges	—	—	—	—	—
Transfers between Divisions (including
fixed account), net	—	(1)	—	(3)	(2)
Increase (decrease) in net assets
derived from principal transactions	(7)	(12)	(14)	(12)	(2)
Total increase (decrease) in net assets	24	20	(19)	(6)	2
Net assets at December 31, 2021	186	228	158	133	13

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	1	1	7	—
Total realized gain (loss) on investments
and capital gains distributions	14	15	(1)	—	1
Net unrealized appreciation
(depreciation) of investments	(46)	(49)	(29)	(23)	(4)
Net increase (decrease) in net assets
resulting from operations	(29)	(33)	(29)	(16)	(3)
Changes from principal transactions:
Premiums	—	—	—	—	—
Death benefits	—	—	—	—	—
Surrenders & withdrawals	—	(34)	(3)	(11)	—
Contract charges	—	—	—	(1)	—
Cost of insurance & administrative charges	—	—	—	—	—
Transfers between Divisions (including
fixed account), net	(1)	—	—	—	—
Increase (decrease) in net assets
derived from principal transactions	(1)	(34)	(3)	(12)	—
Total increase (decrease) in net assets	(30)	(67)	(32)	(28)	(3)
Net assets at December 31, 2022	$156	$161	$126	$105	$10

The accompanying notes are an integral part of these financial statements.
21

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	ProFund VP Europe 30	ProFund VP Rising Rates Opportunity	Voya Balanced Portfolio - Class S	Voya Intermediate Bond Portfolio - Class S	Voya Balanced Income Portfolio - Service Class
Net assets at January 1, 2021	$15	$18	$107	$43,078	$6,309

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	1	558	47
Total realized gain (loss) on investments
and capital gains distributions	—	(2)	5	75	(50)
Net unrealized appreciation
(depreciation) of investments	3	2	10	(1,677)	451
Net increase (decrease) in net assets
resulting from operations	3	—	16	(1,044)	448
Changes from principal transactions:
Premiums	—	—	—	20	75
Death benefits	—	—	—	(281)	(72)
Surrenders & withdrawals	—	(1)	(2)	(4,069)	(887)
Contract charges	—	—	—	(261)	(50)
Cost of insurance & administrative charges	—	—	—	(1)	(1)
Transfers between Divisions (including
fixed account), net	(1)	3	(4)	3,636	517
Increase (decrease) in net assets
derived from principal transactions	(1)	2	(6)	(956)	(418)
Total increase (decrease) in net assets	2	2	10	(2,000)	30
Net assets at December 31, 2021	17	20	117	41,078	6,339

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	384	35
Total realized gain (loss) on investments
and capital gains distributions	1	—	13	(594)	280
Net unrealized appreciation
(depreciation) of investments	(2)	11	(35)	(6,095)	(1,222)
Net increase (decrease) in net assets
resulting from operations	(1)	11	(22)	(6,305)	(907)
Changes from principal transactions:
Premiums	—	—	—	163	21
Death benefits	—	—	—	(726)	(99)
Surrenders & withdrawals	—	(1)	(3)	(3,089)	(665)
Contract charges	—	—	—	(264)	(44)
Cost of insurance & administrative charges	—	—	—	(1)	—
Transfers between Divisions (including
fixed account), net	(1)	(1)	(1)	86	(225)
Increase (decrease) in net assets
derived from principal transactions	(1)	(2)	(4)	(3,831)	(1,012)
Total increase (decrease) in net assets	(2)	9	(26)	(10,136)	(1,919)
Net assets at December 31, 2022	$15	$29	$91	$30,942	$4,420

The accompanying notes are an integral part of these financial statements.
22

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Voya Global Perspectives® Portfolio - Class A	Voya Government Liquid Assets Portfolio - Service Class	Voya High Yield Portfolio - Service Class	Voya Large Cap Growth Portfolio - Adviser Class	Voya Large Cap Growth Portfolio - Service Class
Net assets at January 1, 2021	$628	$11,781	$3,418	$43,549	$38,871

Increase (decrease) in net assets
Operations:
Net investment income (loss)	11	(168)	129	(631)	(533)
Total realized gain (loss) on investments
and capital gains distributions	31	3	45	10,399	8,534
Net unrealized appreciation
(depreciation) of investments	(16)	—	(51)	(2,980)	(1,657)
Net increase (decrease) in net assets
resulting from operations	26	(165)	123	6,788	6,344
Changes from principal transactions:
Premiums	—	55	5	477	3
Death benefits	(42)	(38)	(15)	(339)	(342)
Surrenders & withdrawals	(19)	(7,790)	(513)	(5,559)	(5,571)
Contract charges	(4)	(66)	(26)	(275)	(228)
Cost of insurance & administrative charges	—	(2)	—	(2)	(3)
Transfers between Divisions (including
fixed account), net	(3)	5,767	503	(1,864)	(1,026)
Increase (decrease) in net assets
derived from principal transactions	(68)	(2,074)	(46)	(7,562)	(7,167)
Total increase (decrease) in net assets	(42)	(2,239)	77	(774)	(823)
Net assets at December 31, 2021	586	9,542	3,495	42,775	38,048

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7	(16)	121	(443)	(386)
Total realized gain (loss) on investments
and capital gains distributions	32	—	(66)	8,240	8,132
Net unrealized appreciation
(depreciation) of investments	(147)	—	(521)	(20,592)	(19,268)
Net increase (decrease) in net assets
resulting from operations	(108)	(16)	(466)	(12,795)	(11,522)
Changes from principal transactions:
Premiums	1	13	27	109	10
Death benefits	—	(163)	(41)	(828)	(442)
Surrenders & withdrawals	(31)	(7,080)	(350)	(3,739)	(2,830)
Contract charges	(4)	(54)	(25)	(231)	(191)
Cost of insurance & administrative charges	—	(1)	—	(1)	(1)
Transfers between Divisions (including
fixed account), net	(8)	6,081	230	(1,065)	(81)
Increase (decrease) in net assets
derived from principal transactions	(42)	(1,204)	(159)	(5,755)	(3,535)
Total increase (decrease) in net assets	(150)	(1,220)	(625)	(18,550)	(15,057)
Net assets at December 31, 2022	$436	$8,322	$2,870	$24,225	$22,991

The accompanying notes are an integral part of these financial statements.
23

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Voya Large Cap Value Portfolio - Service Class	Voya Limited Maturity Bond Portfolio - Service Class	Voya Retirement Conservative Portfolio - Adviser Class	Voya Retirement Growth Portfolio - Adviser Class	Voya Retirement Moderate Growth Portfolio - Adviser Class
Net assets at January 1, 2021	$16,099	$117	$5,918	$56,040	$37,285

Increase (decrease) in net assets
Operations:
Net investment income (loss)	118	—	31	104	100
Total realized gain (loss) on investments
and capital gains distributions	561	—	215	5,827	2,487
Net unrealized appreciation
(depreciation) of investments	3,033	(1)	(76)	1,269	1,663
Net increase (decrease) in net assets
resulting from operations	3,712	(1)	170	7,200	4,250
Changes from principal transactions:
Premiums	21	—	31	383	393
Death benefits	(146)	—	(193)	(535)	(351)
Surrenders & withdrawals	(2,477)	(20)	(492)	(7,865)	(5,081)
Contract charges	(114)	—	(42)	(480)	(283)
Cost of insurance & administrative charges	(1)	—	—	(6)	(3)
Transfers between Divisions (including
fixed account), net	(69)	(1)	718	(205)	(417)
Increase (decrease) in net assets
derived from principal transactions	(2,786)	(21)	22	(8,708)	(5,742)
Total increase (decrease) in net assets	926	(22)	192	(1,508)	(1,492)
Net assets at December 31, 2021	17,025	95	6,110	54,532	35,793

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(36)	—	31	(176)	(45)
Total realized gain (loss) on investments
and capital gains distributions	4,691	—	377	5,664	3,101
Net unrealized appreciation
(depreciation) of investments	(5,460)	(5)	(1,276)	(14,754)	(9,183)
Net increase (decrease) in net assets
resulting from operations	(805)	(5)	(868)	(9,266)	(6,127)
Changes from principal transactions:
Premiums	74	—	11	37	18
Death benefits	(339)	—	(8)	(440)	(515)
Surrenders & withdrawals	(1,533)	(12)	(781)	(4,928)	(2,456)
Contract charges	(104)	—	(43)	(418)	(252)
Cost of insurance & administrative charges	—	—	—	(3)	(2)
Transfers between Divisions (including
fixed account), net	(2,986)	—	(109)	(1,161)	(229)
Increase (decrease) in net assets
derived from principal transactions	(4,888)	(12)	(930)	(6,913)	(3,436)
Total increase (decrease) in net assets	(5,693)	(17)	(1,798)	(16,179)	(9,563)
Net assets at December 31, 2022	$11,332	$78	$4,312	$38,353	$26,230

The accompanying notes are an integral part of these financial statements.
24

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Voya Retirement Moderate Portfolio - Adviser Class	Voya U.S. Stock Index Portfolio - Service Class	VY® BlackRock Inflation Protected Bond Portfolio - Service Class	VY® CBRE Global Real Estate Portfolio - Service Class	VY® CBRE Real Estate Portfolio - Service Class
Net assets at January 1, 2021	$22,094	$6,075	$4,823	$1,814	$1,647

Increase (decrease) in net assets
Operations:
Net investment income (loss)	69	(45)	51	23	6
Total realized gain (loss) on investments
and capital gains distributions	915	885	209	82	192
Net unrealized appreciation
(depreciation) of investments	693	560	(97)	393	531
Net increase (decrease) in net assets
resulting from operations	1,677	1,400	163	498	729
Changes from principal transactions:
Premiums	117	—	—	—	—
Death benefits	(250)	(54)	—	(15)	—
Surrenders & withdrawals	(2,342)	(1,110)	(599)	(438)	(262)
Contract charges	(139)	(43)	(35)	(12)	(11)
Cost of insurance & administrative charges	(2)	—	—	—	—
Transfers between Divisions (including
fixed account), net	(233)	(424)	681	(102)	(164)
Increase (decrease) in net assets
derived from principal transactions	(2,849)	(1,631)	47	(567)	(437)
Total increase (decrease) in net assets	(1,172)	(231)	210	(69)	292
Net assets at December 31, 2021	20,922	5,844	5,033	1,745	1,939

Increase (decrease) in net assets
Operations:
Net investment income (loss)	31	(19)	123	22	1
Total realized gain (loss) on investments
and capital gains distributions	1,675	493	(73)	74	281
Net unrealized appreciation
(depreciation) of investments	(4,957)	(1,628)	(738)	(525)	(783)
Net increase (decrease) in net assets
resulting from operations	(3,251)	(1,154)	(688)	(429)	(501)
Changes from principal transactions:
Premiums	110	4	51	3	—
Death benefits	(1,017)	(181)	(2)	(25)	(29)
Surrenders & withdrawals	(1,679)	(582)	(893)	(163)	(257)
Contract charges	(128)	(39)	(43)	(10)	(9)
Cost of insurance & administrative charges	(1)	—	—	—	—
Transfers between Divisions (including
fixed account), net	221	872	149	(7)	16
Increase (decrease) in net assets
derived from principal transactions	(2,494)	74	(738)	(202)	(279)
Total increase (decrease) in net assets	(5,745)	(1,080)	(1,426)	(631)	(780)
Net assets at December 31, 2022	$15,177	$4,764	$3,607	$1,114	$1,159

The accompanying notes are an integral part of these financial statements.
25

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	VY® Invesco Growth and Income Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® Morgan Stanley Global Franchise Portfolio - Service Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price International Stock Portfolio - Service Class
Net assets at January 1, 2021	$1,607	$9,915	$4,783	$32,555	$3,477

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(127)	(42)	(218)	(30)
Total realized gain (loss) on investments
and capital gains distributions	(31)	1,523	539	4,606	271
Net unrealized appreciation
(depreciation) of investments	466	(2,333)	339	614	(224)
Net increase (decrease) in net assets
resulting from operations	433	(937)	836	5,002	17
Changes from principal transactions:
Premiums	—	19	8	46	—
Death benefits	—	(80)	(8)	(610)	(15)
Surrenders & withdrawals	(243)	(1,463)	(802)	(3,892)	(437)
Contract charges	(11)	(68)	(31)	(221)	(22)
Cost of insurance & administrative charges	—	—	—	(2)	—
Transfers between Divisions (including
fixed account), net	164	633	(134)	(507)	(19)
Increase (decrease) in net assets
derived from principal transactions	(90)	(959)	(967)	(5,186)	(493)
Total increase (decrease) in net assets	343	(1,896)	(131)	(184)	(476)
Net assets at December 31, 2021	1,950	8,019	4,652	32,371	3,001

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	(76)	(37)	(63)	7
Total realized gain (loss) on investments
and capital gains distributions	241	964	282	3,446	(24)
Net unrealized appreciation
(depreciation) of investments	(372)	(2,890)	(1,122)	(7,575)	(513)
Net increase (decrease) in net assets
resulting from operations	(135)	(2,002)	(877)	(4,192)	(530)
Changes from principal transactions:
Premiums	36	42	10	54	—
Death benefits	(50)	(76)	(9)	(104)	(10)
Surrenders & withdrawals	(257)	(886)	(231)	(2,826)	(208)
Contract charges	(11)	(50)	(28)	(209)	(10)
Cost of insurance & administrative charges	—	—	—	(1)	—
Transfers between Divisions (including
fixed account), net	71	(573)	(217)	(460)	(2,243)
Increase (decrease) in net assets
derived from principal transactions	(211)	(1,543)	(475)	(3,546)	(2,471)
Total increase (decrease) in net assets	(346)	(3,545)	(1,352)	(7,738)	(3,001)
Net assets at December 31, 2022	$1,604	$4,474	$3,300	$24,633	$—

The accompanying notes are an integral part of these financial statements.
26

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Voya Global Bond Portfolio - Service Class	Voya International High Dividend Low Volatility Portfolio - Service Class	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2045 Portfolio - Service Class
Net assets at January 1, 2021	$46	$5,357	$655	$238	$34

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	30	11	3	—
Total realized gain (loss) on investments
and capital gains distributions	2	28	33	12	3
Net unrealized appreciation
(depreciation) of investments	(4)	447	16	14	1
Net increase (decrease) in net assets
resulting from operations	(1)	505	60	29	4
Changes from principal transactions:
Premiums	—	—	—	—	—
Death benefits	—	(29)	—	—	(16)
Surrenders & withdrawals	(13)	(844)	(33)	(49)	(1)
Contract charges	—	(38)	(5)	(1)	—
Cost of insurance & administrative charges	—	—	—	—	—
Transfers between Divisions (including
fixed account), net	(2)	(266)	—	2	(1)
Increase (decrease) in net assets
derived from principal transactions	(15)	(1,177)	(38)	(48)	(18)
Total increase (decrease) in net assets	(16)	(672)	22	(19)	(14)
Net assets at December 31, 2021	30	4,685	677	219	20

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	111	17	6	1
Total realized gain (loss) on investments
and capital gains distributions	(1)	(125)	77	27	3
Net unrealized appreciation
(depreciation) of investments	(6)	(476)	(218)	(76)	(7)
Net increase (decrease) in net assets
resulting from operations	(6)	(490)	(124)	(43)	(3)
Changes from principal transactions:
Premiums	—	27	—	—	—
Death benefits	—	(137)	—	—	—
Surrenders & withdrawals	(2)	(364)	(33)	(6)	(1)
Contract charges	—	(34)	(5)	(1)	—
Cost of insurance & administrative charges	—	—	—	—	—
Transfers between Divisions (including
fixed account), net	—	(15)	2	1	(1)
Increase (decrease) in net assets
derived from principal transactions	(2)	(523)	(36)	(6)	(2)
Total increase (decrease) in net assets	(8)	(1,013)	(160)	(49)	(5)
Net assets at December 31, 2022	$22	$3,672	$517	$170	$15

The accompanying notes are an integral part of these financial statements.
27

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Voya Solution Income Portfolio - Service Class	Voya Solution Moderately Aggressive Portfolio - Service Class	VY® American Century Small-Mid Cap Value Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Service Class
Net assets at January 1, 2021	$94	$8,887	$161	$2,140	$6,375

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	7	(1)	(31)	(20)
Total realized gain (loss) on investments
and capital gains distributions	6	170	6	327	105
Net unrealized appreciation
(depreciation) of investments	(4)	1,142	31	369	919
Net increase (decrease) in net assets
resulting from operations	4	1,319	36	665	1,004
Changes from principal transactions:
Premiums	—	14	—	—	—
Death benefits	—	(31)	—	(62)	(133)
Surrenders & withdrawals	(23)	(709)	(35)	(241)	(536)
Contract charges	(1)	(71)	(1)	(19)	(32)
Cost of insurance & administrative charges	—	(1)	—	—	(1)
Transfers between Divisions (including
fixed account), net	1	(22)	(7)	(103)	(132)
Increase (decrease) in net assets
derived from principal transactions	(23)	(820)	(43)	(425)	(834)
Total increase (decrease) in net assets	(19)	499	(7)	240	170
Net assets at December 31, 2021	75	9,386	154	2,380	6,545

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	137	1	(30)	(1)
Total realized gain (loss) on investments
and capital gains distributions	6	1,050	25	342	858
Net unrealized appreciation
(depreciation) of investments	(20)	(2,981)	(35)	(656)	(1,430)
Net increase (decrease) in net assets
resulting from operations	(12)	(1,794)	(9)	(344)	(573)
Changes from principal transactions:
Premiums	—	1	—	4	2
Death benefits	—	(12)	—	(19)	(164)
Surrenders & withdrawals	(5)	(679)	(7)	(175)	(355)
Contract charges	(1)	(68)	(1)	(18)	(31)
Cost of insurance & administrative charges	—	—	—	—	(1)
Transfers between Divisions (including
fixed account), net	1	(332)	(2)	(38)	(40)
Increase (decrease) in net assets
derived from principal transactions	(5)	(1,090)	(10)	(246)	(589)
Total increase (decrease) in net assets	(17)	(2,884)	(19)	(590)	(1,162)
Net assets at December 31, 2022	$58	$6,502	$135	$1,790	$5,383

The accompanying notes are an integral part of these financial statements.
28

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	VY® Invesco Equity and Income Portfolio - Service Class 2	VY® Invesco Global Portfolio - Initial Class	VY® Invesco Global Portfolio - Service Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
Net assets at January 1, 2021	$5,060	$58	$5,388	$2,009	$1,928

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(22)	(1)	(80)	(19)	(20)
Total realized gain (loss) on investments
and capital gains distributions	130	5	643	35	411
Net unrealized appreciation
(depreciation) of investments	685	4	131	513	(162)
Net increase (decrease) in net assets
resulting from operations	793	8	694	529	229
Changes from principal transactions:
Premiums	2	—	35	—	—
Death benefits	(246)	—	(132)	(6)	(15)
Surrenders & withdrawals	(336)	—	(718)	(316)	(122)
Contract charges	(37)	—	(39)	(11)	(10)
Cost of insurance & administrative charges	—	—	—	—	—
Transfers between Divisions (including
fixed account), net	(88)	(1)	(16)	(133)	(86)
Increase (decrease) in net assets
derived from principal transactions	(705)	(1)	(870)	(466)	(233)
Total increase (decrease) in net assets	88	7	(176)	63	(4)
Net assets at December 31, 2021	5,148	65	5,212	2,072	1,924

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(9)	(1)	(50)	(10)	(15)
Total realized gain (loss) on investments
and capital gains distributions	680	7	466	269	341
Net unrealized appreciation
(depreciation) of investments	(1,136)	(27)	(2,035)	(453)	(810)
Net increase (decrease) in net assets
resulting from operations	(465)	(21)	(1,619)	(194)	(484)
Changes from principal transactions:
Premiums	14	—	70	14	—
Death benefits	(150)	—	(104)	(76)	(22)
Surrenders & withdrawals	(573)	(2)	(668)	(172)	(70)
Contract charges	(37)	—	(30)	(11)	(9)
Cost of insurance & administrative charges	—	—	—	—	—
Transfers between Divisions (including
fixed account), net	71	(2)	(98)	(46)	(27)
Increase (decrease) in net assets
derived from principal transactions	(675)	(4)	(830)	(291)	(128)
Total increase (decrease) in net assets	(1,140)	(25)	(2,449)	(485)	(612)
Net assets at December 31, 2022	$4,008	$40	$2,763	$1,587	$1,312

The accompanying notes are an integral part of these financial statements.
29

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Voya Strategic Allocation Conservative Portfolio - Class S	Voya Strategic Allocation Moderate Portfolio - Class S	Voya Growth and Income Portfolio - Class A	Voya Growth and Income Portfolio - Class I	Voya Growth and Income Portfolio - Class S
Net assets at January 1, 2021	$996	$124	$23,090	$985	$7,476

Increase (decrease) in net assets
Operations:
Net investment income (loss)	14	2	(238)	(3)	(49)
Total realized gain (loss) on investments
and capital gains distributions	22	7	10,163	496	3,200
Net unrealized appreciation
(depreciation) of investments	39	6	(4,160)	(225)	(1,354)
Net increase (decrease) in net assets
resulting from operations	75	15	5,765	268	1,797
Changes from principal transactions:
Premiums	—	—	376	—	—
Death benefits	—	—	(194)	(7)	(146)
Surrenders & withdrawals	(73)	(9)	(3,960)	(34)	(1,208)
Contract charges	(6)	(1)	(164)	—	(50)
Cost of insurance & administrative charges	—	—	(1)	—	(1)
Transfers between Divisions (including
fixed account), net	(19)	(2)	(1,032)	(1)	(485)
Increase (decrease) in net assets
derived from principal transactions	(98)	(12)	(4,975)	(42)	(1,890)
Total increase (decrease) in net assets	(23)	3	790	226	(93)
Net assets at December 31, 2021	973	127	23,880	1,211	7,383

Increase (decrease) in net assets
Operations:
Net investment income (loss)	18	2	(167)	(2)	(34)
Total realized gain (loss) on investments
and capital gains distributions	54	11	1,317	129	612
Net unrealized appreciation
(depreciation) of investments	(243)	(36)	(4,815)	(316)	(1,720)
Net increase (decrease) in net assets
resulting from operations	(171)	(23)	(3,665)	(189)	(1,142)
Changes from principal transactions:
Premiums	—	—	44	—	10
Death benefits	—	—	(251)	(1)	(90)
Surrenders & withdrawals	(72)	(9)	(2,667)	(33)	(448)
Contract charges	(6)	(1)	(147)	—	(47)
Cost of insurance & administrative charges	—	—	(1)	—	—
Transfers between Divisions (including
fixed account), net	(1)	(1)	(488)	—	(96)
Increase (decrease) in net assets
derived from principal transactions	(79)	(11)	(3,510)	(34)	(671)
Total increase (decrease) in net assets	(250)	(34)	(7,175)	(223)	(1,813)
Net assets at December 31, 2022	$723	$93	$16,705	$988	$5,570

The accompanying notes are an integral part of these financial statements.
30

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Voya Global High Dividend Low Volatility Portfolio - Class S	Voya Index Plus LargeCap Portfolio - Class S	Voya Index Plus MidCap Portfolio - Class S	Voya Index Plus SmallCap Portfolio - Class S	Voya International Index Portfolio - Class A
Net assets at January 1, 2021	$8,677	$2,468	$2,562	$2,164	$12,239

Increase (decrease) in net assets
Operations:
Net investment income (loss)	70	(18)	(22)	(24)	28
Total realized gain (loss) on investments
and capital gains distributions	266	340	39	192	414
Net unrealized appreciation
(depreciation) of investments	1,211	320	610	377	601
Net increase (decrease) in net assets
resulting from operations	1,547	642	627	545	1,043
Changes from principal transactions:
Premiums	1	—	—	—	—
Death benefits	(61)	—	(31)	—	(161)
Surrenders & withdrawals	(990)	(148)	(242)	(266)	(1,681)
Contract charges	(71)	(17)	(19)	(16)	(87)
Cost of insurance & administrative charges	(1)	—	—	—	(1)
Transfers between Divisions (including
fixed account), net	(140)	(37)	(44)	(37)	(4)
Increase (decrease) in net assets
derived from principal transactions	(1,262)	(202)	(336)	(319)	(1,934)
Total increase (decrease) in net assets	285	440	291	226	(891)
Net assets at December 31, 2021	8,962	2,908	2,853	2,390	11,348

Increase (decrease) in net assets
Operations:
Net investment income (loss)	74	(23)	(20)	(18)	142
Total realized gain (loss) on investments
and capital gains distributions	455	611	510	311	54
Net unrealized appreciation
(depreciation) of investments	(1,103)	(1,171)	(904)	(652)	(2,038)
Net increase (decrease) in net assets
resulting from operations	(574)	(583)	(414)	(359)	(1,842)
Changes from principal transactions:
Premiums	19	—	1	—	49
Death benefits	(82)	(17)	(179)	(157)	(214)
Surrenders & withdrawals	(811)	(91)	(340)	(65)	(1,156)
Contract charges	(69)	(17)	(17)	(14)	(72)
Cost of insurance & administrative charges	—	—	—	—	—
Transfers between Divisions (including
fixed account), net	(53)	2	(2)	(8)	(56)
Increase (decrease) in net assets
derived from principal transactions	(996)	(123)	(537)	(244)	(1,449)
Total increase (decrease) in net assets	(1,570)	(706)	(951)	(603)	(3,291)
Net assets at December 31, 2022	$7,392	$2,202	$1,902	$1,787	$8,057
The accompanying notes are an integral part of these financial statements.
31

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class S	Voya Russell™ Large Cap Index Portfolio - Class S	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class S
Net assets at January 1, 2021	$627	$17,922	$12,421	$269	$14,381

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	(194)	(78)	2	82
Total realized gain (loss) on investments
and capital gains distributions	21	2,097	1,907	6	681
Net unrealized appreciation
(depreciation) of investments	31	2,356	1,069	48	2,099
Net increase (decrease) in net assets
resulting from operations	55	4,259	2,898	56	2,862
Changes from principal transactions:
Premiums	—	16	56	—	44
Death benefits	—	(56)	(12)	—	(223)
Surrenders & withdrawals	(42)	(2,769)	(1,856)	(15)	(1,798)
Contract charges	(4)	(117)	(82)	—	(93)
Cost of insurance & administrative charges	—	—	(1)	—	(1)
Transfers between Divisions (including
fixed account), net	(4)	(2,021)	(222)	(1)	65
Increase (decrease) in net assets
derived from principal transactions	(50)	(4,947)	(2,117)	(16)	(2,006)
Total increase (decrease) in net assets	5	(688)	781	40	856
Net assets at December 31, 2021	632	17,234	13,202	309	15,237

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7)	(156)	(97)	—	(35)
Total realized gain (loss) on investments
and capital gains distributions	3	1,897	963	2	269
Net unrealized appreciation
(depreciation) of investments	14	(6,512)	(3,569)	(22)	(1,273)
Net increase (decrease) in net assets
resulting from operations	10	(4,771)	(2,703)	(20)	(1,039)
Changes from principal transactions:
Premiums	—	45	86	—	173
Death benefits	(3)	(107)	(209)	—	(283)
Surrenders & withdrawals	(98)	(1,387)	(867)	(1)	(1,502)
Contract charges	(13)	(98)	(74)	—	(98)
Cost of insurance & administrative charges	—	—	—	—	—
Transfers between Divisions (including
fixed account), net	2,215	(1,846)	(307)	(2)	1,681
Increase (decrease) in net assets
derived from principal transactions	2,101	(3,393)	(1,371)	(3)	(29)
Total increase (decrease) in net assets	2,111	(8,164)	(4,074)	(23)	(1,068)
Net assets at December 31, 2022	$2,743	$9,070	$9,128	$286	$14,169

The accompanying notes are an integral part of these financial statements.
32

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Voya Russell™ Mid Cap Growth Index Portfolio - Class S	Voya Russell™ Mid Cap Index Portfolio - Class S	Voya Russell™ Small Cap Index Portfolio - Class S	Voya Small Company Portfolio - Class S	Voya U.S. Bond Index Portfolio - Class S
Net assets at January 1, 2021	$15,590	$4,207	$8,473	$2,877	$5,377

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(203)	(33)	(90)	(31)	22
Total realized gain (loss) on investments
and capital gains distributions	1,687	363	426	28	97
Net unrealized appreciation
(depreciation) of investments	(32)	474	720	360	(293)
Net increase (decrease) in net assets
resulting from operations	1,452	804	1,056	357	(174)
Changes from principal transactions:
Premiums	3	3	52	7	6
Death benefits	(291)	(3)	(79)	(10)	(17)
Surrenders & withdrawals	(3,002)	(669)	(1,380)	(564)	(740)
Contract charges	(100)	(32)	(64)	(15)	(35)
Cost of insurance & administrative charges	(1)	—	(1)	—	—
Transfers between Divisions (including
fixed account), net	(903)	(272)	(213)	(622)	(416)
Increase (decrease) in net assets
derived from principal transactions	(4,294)	(973)	(1,685)	(1,204)	(1,202)
Total increase (decrease) in net assets	(2,842)	(169)	(629)	(847)	(1,376)
Net assets at December 31, 2021	12,748	4,038	7,844	2,030	4,001

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(129)	(29)	(62)	(20)	20
Total realized gain (loss) on investments
and capital gains distributions	995	220	603	400	(128)
Net unrealized appreciation
(depreciation) of investments	(4,281)	(954)	(2,221)	(730)	(458)
Net increase (decrease) in net assets
resulting from operations	(3,415)	(763)	(1,680)	(350)	(566)
Changes from principal transactions:
Premiums	81	7	78	11	15
Death benefits	(245)	(32)	(89)	(11)	(74)
Surrenders & withdrawals	(1,110)	(343)	(961)	(221)	(695)
Contract charges	(75)	(28)	(55)	(11)	(33)
Cost of insurance & administrative charges	—	—	—	—	—
Transfers between Divisions (including
fixed account), net	(40)	473	260	(5)	592
Increase (decrease) in net assets
derived from principal transactions	(1,389)	77	(767)	(237)	(195)
Total increase (decrease) in net assets	(4,804)	(686)	(2,447)	(587)	(761)
Net assets at December 31, 2022	$7,944	$3,352	$5,397	$1,443	$3,240

The accompanying notes are an integral part of these financial statements.
33

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Voya MidCap Opportunities Portfolio - Class S	Voya SmallCap Opportunities Portfolio - Class S
Net assets at January 1, 2021	$12,334	$434

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(180)	(4)
Total realized gain (loss) on investments
and capital gains distributions	2,256	55
Net unrealized appreciation
(depreciation) of investments	(874)	(35)
Net increase (decrease) in net assets
resulting from operations	1,202	16
Changes from principal transactions:
Premiums	10	—
Death benefits	(87)	—
Surrenders & withdrawals	(1,288)	(73)
Contract charges	(69)	(2)
Cost of insurance & administrative charges	(1)	—
Transfers between Divisions (including
fixed account), net	(17)	(5)
Increase (decrease) in net assets
derived from principal transactions	(1,452)	(80)
Total increase (decrease) in net assets	(250)	(64)
Net assets at December 31, 2021	12,084	370

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(127)	(3)
Total realized gain (loss) on investments
and capital gains distributions	4,466	46
Net unrealized appreciation
(depreciation) of investments	(7,418)	(130)
Net increase (decrease) in net assets
resulting from operations	(3,079)	(87)
Changes from principal transactions:
Premiums	38	—
Death benefits	(118)	—
Surrenders & withdrawals	(996)	(20)
Contract charges	(56)	(2)
Cost of insurance & administrative charges	—	—
Transfers between Divisions (including
fixed account), net	52	(21)
Increase (decrease) in net assets
derived from principal transactions	(1,080)	(43)
Total increase (decrease) in net assets	(4,159)	(130)
Net assets at December 31, 2022	$7,925	$240

The accompanying notes are an integral part of these financial statements.
34

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

1. ORGANIZATION
ReliaStar Life Insurance Company of New York Separate Account NY-B (the "Account") was established by a predecessor to ReliaStar Life Insurance Company of New York ("RLNY" or the "Company") to support the operations of variable annuity contracts ("Contracts"). The Account is closed to new deposits and new policyholders. The Company is an indirect, wholly owned subsidiary of Voya Financial, Inc. ("Voya Financial"), a holding company domiciled in the State of Delaware.

Prior to May 2013, Voya Financial, which together with its subsidiaries, including the Company, was an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in the Netherlands. In May 2013, Voya Financial completed its initial public offering of common stock, including the issuance and sale of common stock by Voya Financial and the sale of shares of common stock owned indirectly by ING. Between October 2013 and March 2015, ING completed the sale of its remaining shares of common stock of Voya Financial in a series of registered public offerings.

The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. RLNY provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the RLNY fixed account (an investment option in the Company’s general account), as directed by the contract owners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business RLNY may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of RLNY. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of RLNY.

At December 31, 2022, the Account had, under Voya GoldenSelect, Voya Empire, Voya Simplicity, Voya Architect, and Voya Rollover Contracts, 71 investment divisions (the "Divisions"), 12 of which invest in independently managed mutual funds and 59 of which invest in mutual fund portfolios managed by an affiliate, Voya Investments, LLC ("VIL"). The assets in each Division are invested in shares of a designated Fund ("Fund") of various investment trusts (the "Trusts").

The Divisions with asset balances at December 31, 2022 and related Trusts are as follows:

AIM Variable Insurance Funds:	Voya Government Liquid Assets Portfolio - Service Class
Invesco V.I. Main Street Small Cap Fund - Series II	Voya High Yield Portfolio - Service Class
BlackRock Variable Series Funds, Inc.:	Voya Large Cap Growth Portfolio - Adviser Class
BlackRock Global Allocation V.I. Fund - Class III	Voya Large Cap Growth Portfolio - Service Class
Columbia Funds Variable Insurance Trust:	Voya Large Cap Value Portfolio - Service Class
Columbia Small Cap Value Fund, Variable Series - Class 2 Shares	Voya Limited Maturity Bond Portfolio - Service Class
Franklin Templeton Variable Insurance Products Trust:	Voya Retirement Conservative Portfolio - Adviser Class
Franklin Small Cap Value VIP Fund - Class 2	Voya Retirement Growth Portfolio - Adviser Class
Legg Mason Partners Investment Trust:	Voya Retirement Moderate Growth Portfolio - Adviser Class
Franklin Multi-Asset Variable Conservative Growth Fund - Class I	Voya Retirement Moderate Portfolio - Adviser Class
Franklin Multi-Asset Variable Growth Fund - Class I	Voya U.S. Stock Index Portfolio - Service Class
Franklin Multi-Asset Variable Moderate Growth Fund - Class I	VY® BlackRock Inflation Protected Bond Portfolio - Service Class
Legg Mason Partners Variable Income Trust:	VY® CBRE Global Real Estate Portfolio - Service Class
Western Asset Core Plus VIT Portfolio - Class I	VY® CBRE Real Estate Portfolio - Service Class
PIMCO Variable Insurance Trust:	VY® Invesco Growth and Income Portfolio - Service Class
PIMCO VIT Real Return Portfolio - Administrative Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
ProFunds:	VY® Morgan Stanley Global Franchise Portfolio - Service Class
ProFund VP Bull	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
ProFund VP Europe 30	Voya Partners, Inc.:
ProFund VP Rising Rates Opportunity	Voya Global Bond Portfolio - Service Class
Voya Balanced Portfolio, Inc.:	Voya International High Dividend Low Volatility Portfolio - Service Class
Voya Balanced Portfolio - Class S	Voya Solution 2025 Portfolio - Service Class
Voya Intermediate Bond Portfolio:	Voya Solution 2035 Portfolio - Service Class
Voya Intermediate Bond Portfolio - Class S	Voya Solution 2045 Portfolio - Service Class
Voya Investors Trust:	Voya Solution Income Portfolio - Service Class
Voya Balanced Income Portfolio - Service Class	Voya Solution Moderately Aggressive Portfolio - Service Class
Voya Global Perspectives® Portfolio - Class A	VY® American Century Small-Mid Cap Value Portfolio - Service Class
35

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

VY® Columbia Small Cap Value II Portfolio - Service Class	Voya Index Plus MidCap Portfolio - Class S
VY® Invesco Equity and Income Portfolio - Service Class	Voya Index Plus SmallCap Portfolio - Class S
VY® Invesco Equity and Income Portfolio - Service Class 2	Voya International Index Portfolio - Class A
VY® Invesco Global Portfolio - Initial Class	Voya International Index Portfolio - Class S
VY® Invesco Global Portfolio - Service Class	Voya Russell™ Large Cap Growth Index Portfolio - Class S
VY® JPMorgan Mid Cap Value Portfolio - Service Class	Voya Russell™ Large Cap Index Portfolio - Class S
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	Voya Russell™ Large Cap Value Index Portfolio - Class I
Voya Strategic Allocation Portfolios, Inc.:	Voya Russell™ Large Cap Value Index Portfolio - Class S
Voya Strategic Allocation Conservative Portfolio - Class S	Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Voya Strategic Allocation Moderate Portfolio - Class S	Voya Russell™ Mid Cap Index Portfolio - Class S
Voya Variable Funds:	Voya Russell™ Small Cap Index Portfolio - Class S
Voya Growth and Income Portfolio - Class A	Voya Small Company Portfolio - Class S
Voya Growth and Income Portfolio - Class I	Voya U.S. Bond Index Portfolio - Class S
Voya Growth and Income Portfolio - Class S	Voya Variable Products Trust:
Voya Variable Portfolios, Inc.:	Voya MidCap Opportunities Portfolio - Class S
Voya Global High Dividend Low Volatility Portfolio - Class S	Voya SmallCap Opportunities Portfolio - Class S
Voya Index Plus LargeCap Portfolio - Class S

The names of certain Divisions were changed during 2022. The following is a summary of current and former names for those Divisions:

Current Name	Former Name
Voya Investors Trust:	Voya Investors Trust:
VY® CBRE Global Real Estate Portfolio - Service Class	VY® Clarion Global Real Estate Portfolio - Service Class
VY® CBRE Real Estate Portfolio - Service Class	VY® Clarion Real Estate Portfolio - Service Class

During 2022, the following Division was closed to contract owners:

Voya Investors Trust:
VY® T. Rowe Price International Stock Portfolio - Service Class

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Investments

Investments are made in shares of a Division and are recorded at fair value, determined by the net asset value per share of the respective Division. Investment transactions in each Division are recorded on the trade date. Distributions of net investment income and capital gains from each Division are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Division are determined on a first-in, first-out basis. The difference between cost and current fair value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of RLNY, which is taxed as a life insurance company under the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to contract owners. Accordingly, earnings and realized capital gains of the Account attributable to the contract owners are excluded in the determination of the federal income
36

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

tax liability of RLNY, and no charge is being made to the Account for federal income taxes for these amounts. The Company will review this tax accounting in the event of changes in the tax law. Such changes in the law may result in a charge for federal income taxes. Uncertain tax positions are assessed at the parent level on a consolidated basis, including taxes of the operations of the Separate Account.

Contract Owner Reserves

The annuity reserves of the Account are represented by net assets on the Statements of Assets and Liabilities and are equal to the aggregate account values of the contract owners invested in the Account Divisions. To the extent that benefits to be paid to the contract owners exceed their account values, RLNY will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to RLNY. Prior to the annuitization date, the Contracts are redeemable for the net cash surrender value of the Contracts.

Changes from Principal Transactions

Included in Changes from principal transactions on the Statements of Changes in Net Assets are items which relate to contract owner activity, including premiums, death benefits, surrenders and withdrawals, contract charges, and cost of insurance and administrative charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from) RLNY related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by RLNY).

Subsequent Events

The Company has evaluated all events through the date the financial statements were issued to determine whether any event required either recognition or disclosure in the financial statements. The Company is not aware of any subsequent events that would have a material effect on the financial statements of the Account.

3. FINANCIAL INSTRUMENTS

The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values ("NAV"). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the transfers agents or fund companies and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock Exchange and is based on the fair values of the underlying securities.

The Account’s assets are recorded at fair value on the Statements of Assets and Liabilities and are categorized as Level 1 as of December 31, 2022 based on the priority of the inputs to the valuation technique below. There were no transfers among the levels for the year ended December 31, 2022. The Account had no liabilities as of December 31, 2022.

The Account categorizes its financial instruments into a three-level hierarchy based on the priority of inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

•Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Account defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.
•Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
a.Quoted prices for similar assets or liabilities in active markets;
b.Quoted prices for identical or similar assets or liabilities in non-active markets;
c.Inputs other than quoted market prices that are observable; and
d.Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
•Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

37

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

4. CHARGES AND FEES

Under the terms of the Contracts, certain charges and fees are incurred by the Contracts to cover RLNY's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges and fees:

Mortality and Expense Risk Charges

RLNY assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.85% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts. These charges are assessed through a reduction in unit values.

Asset-Based Administrative Charges

A charge to cover administrative expenses of the Account may be deducted at an annual rate of 0.15% of the assets attributable to the Contracts. These charges are assessed through a reduction in unit values.

Contract Maintenance Charges

An annual Contract maintenance fee of $30 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contracts. These charges are assessed through the redemption of units.

Contingent Deferred Sales Charges

For certain Contracts a contingent deferred sales charge ("Surrender Charge") is imposed as a percentage that ranges up to 8.00% of each premium payment if the Contact is surrendered or an excess partial withdrawal is taken, as specified in the Contact. These charges are assessed through the redemption of units.

Other Contracts Charges

For certain Contracts, an additional charge of 0.60% is deducted daily from the accumulation values for contract owners who select the Premium Bonus Option feature. These charges are assessed through a reduction in unit values.

Certain Contracts contain optional riders that are available for additional charge, such as minimum guaranteed income benefits and minimum guaranteed withdrawal benefits. The amounts charged for these optional benefits vary based on a number of factors and are defined in the Contracts. These charges are assessed through the redemption of units.

Fees Waived by RLNY

Certain charges and fees for various types of Contracts may be waived by RLNY. RLNY reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

5. RELATED PARTY TRANSACTIONS

Management fees were paid to VIL, an affiliate of the Company, in its capacity as investment adviser to the Voya Balanced Portfolio, Inc., Voya Intermediate Bond Portfolio, Voya Investors Trust, Voya Partners, Inc., Voya Strategic Allocation Portfolios, Inc., Voya Variable Funds, Voya Variable Portfolios, Inc., and Voya Variable Products Trust. The Trusts’ advisory agreements provide for fees at annual rates ranging from 0.19% to 1.25% of the average net assets of each respective Fund.

38

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

6. PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments for the year ended December 31, 2022 follow:

	Purchases	Sales
	(In thousands)
AIM Variable Insurance Funds:
Invesco V.I. Main Street Small Cap Fund - Series II	$15	$10
BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund - Class III	135	1,045
Columbia Funds Variable Insurance Trust:
Columbia Small Cap Value Fund, Variable Series - Class 2 Shares	82	24
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2	78	62
Legg Mason Partners Investment Trust:
Franklin Multi-Asset Variable Conservative Growth Fund - Class I	26	37
Franklin Multi-Asset Variable Growth Fund - Class I	18	2
Franklin Multi-Asset Variable Moderate Growth Fund - Class I	16	37
Legg Mason Partners Variable Income Trust:
Western Asset Core Plus VIT Portfolio - Class I	3	5
PIMCO Variable Insurance Trust:
PIMCO VIT Real Return Portfolio - Administrative Class	8	13
ProFunds:
ProFund VP Bull	2	—
ProFund VP Europe 30	1	1
ProFund VP Rising Rates Opportunity	—	2
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class S	14	5
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class S	2,022	5,370
Voya Investors Trust:
Voya Balanced Income Portfolio - Service Class	603	1,169
Voya Global Perspectives® Portfolio - Class A	55	50
Voya Government Liquid Assets Portfolio - Service Class	6,456	7,676
Voya High Yield Portfolio - Service Class	613	651
Voya Large Cap Growth Portfolio - Adviser Class	12,325	6,882
Voya Large Cap Growth Portfolio - Service Class	10,028	4,193
Voya Large Cap Value Portfolio - Service Class	8,925	5,305
Voya Limited Maturity Bond Portfolio - Service Class	1	13
Voya Retirement Conservative Portfolio - Adviser Class	819	1,260
Voya Retirement Growth Portfolio - Adviser Class	6,116	7,634
Voya Retirement Moderate Growth Portfolio - Adviser Class	3,996	3,937
Voya Retirement Moderate Portfolio - Adviser Class	2,541	3,111
Voya U.S. Stock Index Portfolio - Service Class	1,510	1,025
VY® BlackRock Inflation Protected Bond Portfolio - Service Class	1,202	1,817
VY® CBRE Global Real Estate Portfolio - Service Class	120	232
VY® CBRE Real Estate Portfolio - Service Class	275	315
VY® Invesco Growth and Income Portfolio - Service Class	424	423
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	1,768	1,867
VY® Morgan Stanley Global Franchise Portfolio - Service Class	354	542
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	4,117	4,414
VY® T. Rowe Price International Stock Portfolio - Service Class	339	2,498
Voya Partners, Inc.:
Voya Global Bond Portfolio - Service Class	—	2
Voya International High Dividend Low Volatility Portfolio - Service Class	249	661
Voya Solution 2025 Portfolio - Service Class	107	45
Voya Solution 2035 Portfolio - Service Class	38	9
39

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

	Purchases	Sales
	(In thousands)
Voya Solution 2045 Portfolio - Service Class	$3	$1
Voya Solution Income Portfolio - Service Class	9	6
Voya Solution Moderately Aggressive Portfolio - Service Class	1,259	1,211
VY® American Century Small-Mid Cap Value Portfolio - Service Class	26	11
VY® Columbia Small Cap Value II Portfolio - Service Class	275	281
VY® Invesco Equity and Income Portfolio - Service Class	908	690
VY® Invesco Equity and Income Portfolio - Service Class 2	783	838
VY® Invesco Global Portfolio - Initial Class	8	4
VY® Invesco Global Portfolio - Service Class	651	1,022
VY® JPMorgan Mid Cap Value Portfolio - Service Class	307	328
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	367	143
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class S	95	89
Voya Strategic Allocation Moderate Portfolio - Class S	14	11
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A	2,748	3,906
Voya Growth and Income Portfolio - Class I	152	48
Voya Growth and Income Portfolio - Class S	889	772
Voya Variable Portfolios, Inc.:
Voya Global High Dividend Low Volatility Portfolio - Class S	672	1,331
Voya Index Plus LargeCap Portfolio - Class S	605	163
Voya Index Plus MidCap Portfolio - Class S	455	571
Voya Index Plus SmallCap Portfolio - Class S	310	273
Voya International Index Portfolio - Class A	640	1,947
Voya International Index Portfolio - Class S	2,242	147
Voya Russell™ Large Cap Growth Index Portfolio - Class S	1,456	3,971
Voya Russell™ Large Cap Index Portfolio - Class S	609	1,667
Voya Russell™ Large Cap Value Index Portfolio - Class I	4	7
Voya Russell™ Large Cap Value Index Portfolio - Class S	2,144	2,207
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	1,076	1,694
Voya Russell™ Mid Cap Index Portfolio - Class S	945	638
Voya Russell™ Small Cap Index Portfolio - Class S	977	1,279
Voya Small Company Portfolio - Class S	449	279
Voya U.S. Bond Index Portfolio - Class S	980	1,154
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class S	6,164	1,398
Voya SmallCap Opportunities Portfolio - Class S	59	47
40

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

7. CHANGES IN UNITS
The net changes in units outstanding follow:

	Year End December 31,
	2022			2021
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
AIM Variable Insurance Funds:
Invesco V.I. Main Street Small Cap Fund - Series II	—	297	(297)	—	409	(409)
BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund - Class III	1,931	60,360	(58,429)	40,698	94,934	(54,236)
Columbia Funds Variable Insurance Trust:
Columbia Small Cap Value Fund, Variable Series - Class 2 Shares	1	659	(658)	2,074	5,611	(3,537)
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2	147	2,283	(2,136)	—	4,490	(4,490)
Legg Mason Partners Investment Trust:
Franklin Multi-Asset Variable Conservative Growth Fund - Class I	—	1,071	(1,071)	246	1,247	(1,001)
Franklin Multi-Asset Variable Growth Fund - Class I	—	7	(7)	—	210	(210)
Franklin Multi-Asset Variable Moderate Growth Fund - Class I	14	1,123	(1,109)	21	333	(312)
Legg Mason Partners Variable Income Trust:
Western Asset Core Plus VIT Portfolio - Class I	—	119	(119)	—	431	(431)
PIMCO Variable Insurance Trust:
PIMCO VIT Real Return Portfolio - Administrative Class	—	758	(758)	—	702	(702)
ProFunds:
ProFund VP Bull	—	6	(6)	—	22	(22)
ProFund VP Europe 30	—	21	(21)	—	59	(59)
ProFund VP Rising Rates Opportunity	—	933	(933)	7,323	5,563	1,760
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class S	—	247	(247)	9	275	(266)
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class S	78,363	362,428	(284,065)	496,256	560,336	(64,080)
Voya Investors Trust:
Voya Balanced Income Portfolio - Service Class	4,254	61,388	(57,134)	53,322	75,182	(21,860)
Voya Global Perspectives® Portfolio - Class A	157	3,398	(3,241)	1,970	6,504	(4,534)
Voya Government Liquid Assets Portfolio - Service Class	649,711	779,839	(130,128)	1,100,742	1,252,742	(152,000)
Voya High Yield Portfolio - Service Class	20,845	27,604	(6,759)	31,944	34,381	(2,437)
Voya Large Cap Growth Portfolio - Adviser Class	24,562	216,001	(191,439)	39,036	260,263	(221,227)
Voya Large Cap Growth Portfolio - Service Class	5,945	76,170	(70,225)	21,253	144,331	(123,078)
Voya Large Cap Value Portfolio - Service Class	8,636	201,050	(192,414)	80,299	199,070	(118,771)
Voya Limited Maturity Bond Portfolio - Service Class	—	535	(535)	—	869	(869)
Voya Retirement Conservative Portfolio - Adviser Class	20,728	96,135	(75,407)	77,550	76,024	1,526
Voya Retirement Growth Portfolio - Adviser Class	4,445	357,538	(353,093)	72,366	492,816	(420,450)
Voya Retirement Moderate Growth Portfolio - Adviser Class	3,962	190,775	(186,813)	55,993	342,241	(286,248)
Voya Retirement Moderate Portfolio - Adviser Class	21,779	171,063	(149,284)	10,557	167,195	(156,638)
Voya U.S. Stock Index Portfolio - Service Class	77,785	71,673	6,112	2,854	122,715	(119,861)
VY® BlackRock Inflation Protected Bond Portfolio - Service Class	80,228	141,609	(61,381)	167,601	165,619	1,982
VY® CBRE Global Real Estate Portfolio - Service Class	841	12,996	(12,155)	4,412	38,825	(34,413)
VY® CBRE Real Estate Portfolio - Service Class	410	7,995	(7,585)	8,515	20,246	(11,731)
VY® Invesco Growth and Income Portfolio - Service Class	5,665	11,764	(6,099)	12,939	14,556	(1,617)
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	9,872	68,295	(58,423)	60,490	91,855	(31,365)
VY® Morgan Stanley Global Franchise Portfolio - Service Class	220	13,434	(13,214)	7,757	31,622	(23,865)
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	13,274	107,507	(94,233)	31,015	168,481	(137,466)
VY® T. Rowe Price International Stock Portfolio - Service Class	356	144,025	(143,669)	46,105	69,770	(23,665)
Voya Partners, Inc.:
Voya Global Bond Portfolio - Service Class	—	167	(167)	—	968	(968)
Voya International High Dividend Low Volatility Portfolio - Service Class	7,250	51,429	(44,179)	27,581	120,380	(92,799)
41

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

	Year End December 31,
	2022			2021
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Voya Solution 2025 Portfolio - Service Class	—	2,266	(2,266)	—	2,014	(2,014)
Voya Solution 2035 Portfolio - Service Class	—	377	(377)	68	2,383	(2,315)
Voya Solution 2045 Portfolio - Service Class	—	47	(47)	—	847	(847)
Voya Solution Income Portfolio - Service Class	—	353	(353)	10	1,373	(1,363)
Voya Solution Moderately Aggressive Portfolio - Service Class	808	77,177	(76,369)	2,337	55,426	(53,089)
VY® American Century Small-Mid Cap Value Portfolio - Service Class	—	293	(293)	—	1,452	(1,452)
VY® Columbia Small Cap Value II Portfolio - Service Class	225	10,165	(9,940)	5,704	22,720	(17,016)
VY® Invesco Equity and Income Portfolio - Service Class	720	23,658	(22,938)	3,538	37,404	(33,866)
VY® Invesco Equity and Income Portfolio - Service Class 2	5,953	48,343	(42,390)	5,076	50,147	(45,071)
VY® Invesco Global Portfolio - Initial Class	—	102	(102)	844	884	(40)
VY® Invesco Global Portfolio - Service Class	4,287	29,763	(25,476)	22,633	45,293	(22,660)
VY® JPMorgan Mid Cap Value Portfolio - Service Class	371	8,379	(8,008)	4,358	17,033	(12,675)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	—	3,771	(3,771)	16	5,477	(5,461)
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class S	—	5,227	(5,227)	—	5,476	(5,476)
Voya Strategic Allocation Moderate Portfolio - Class S	—	584	(584)	—	592	(592)
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A	3,729	125,882	(122,153)	66,308	234,391	(168,083)
Voya Growth and Income Portfolio - Class I	—	1,206	(1,206)	—	1,372	(1,372)
Voya Growth and Income Portfolio - Class S	522	25,054	(24,532)	890	72,473	(71,583)
Voya Variable Portfolios, Inc.:
Voya Global High Dividend Low Volatility Portfolio - Class S	15,349	85,353	(70,004)	10,891	100,245	(89,354)
Voya Index Plus LargeCap Portfolio - Class S	92	3,812	(3,720)	5,643	11,515	(5,872)
Voya Index Plus MidCap Portfolio - Class S	41	15,714	(15,673)	6,115	16,301	(10,186)
Voya Index Plus SmallCap Portfolio - Class S	2	7,967	(7,965)	6,631	16,624	(9,993)
Voya International Index Portfolio - Class A	30,454	161,301	(130,847)	65,378	214,496	(149,118)
Voya International Index Portfolio - Class S	219,103	11,660	207,443	2,073	5,908	(3,835)
Voya Russell™ Large Cap Growth Index Portfolio - Class S	6,959	59,872	(52,913)	17,620	93,736	(76,116)
Voya Russell™ Large Cap Index Portfolio - Class S	4,813	49,450	(44,637)	14,751	80,106	(65,355)
Voya Russell™ Large Cap Value Index Portfolio - Class I	42	164	(122)	38	1,064	(1,026)
Voya Russell™ Large Cap Value Index Portfolio - Class S	58,487	64,545	(6,058)	36,655	114,910	(78,255)
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	4,114	36,167	(32,053)	4,715	89,795	(85,080)
Voya Russell™ Mid Cap Index Portfolio - Class S	23,824	21,139	2,685	7,516	38,452	(30,936)
Voya Russell™ Small Cap Index Portfolio - Class S	16,248	47,600	(31,352)	27,059	85,366	(58,307)
Voya Small Company Portfolio - Class S	918	10,585	(9,667)	11,815	55,375	(43,560)
Voya U.S. Bond Index Portfolio - Class S	77,276	93,554	(16,278)	53,463	145,870	(92,407)
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class S	6,633	39,807	(33,174)	14,353	51,984	(37,631)
Voya SmallCap Opportunities Portfolio - Class S	39	1,673	(1,634)	136	2,414	(2,278)
42

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

8. FINANCIAL HIGHLIGHTS

A summary of units outstanding, unit values, and net assets for variable annuity contracts, investment income ratios, expense ratios, excluding expenses of underlying funds, and total returns for the years ended December 31, 2022, 2021, 2020, 2019, and 2018 follows:

		Fund		Unit Fair Value			Net	Investment				Total ReturnD
		Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
Division	Year	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Invesco V.I. Main Street Small Cap Fund - Series II
	2022		4		$28.13		$112	0.00%		1.00%			-17.48%
	2021		4		$33.85		$145	0.00%		1.00%			21.07%
	2020		5		$27.96		$131	0.00%		1.00%			18.42%
	2019		5		$23.61		$120	0.00%		1.00%			24.85%
	2018		5		$18.91		$102	0.00%		1.00%			-11.43%
BlackRock Global Allocation V.I. Fund - Class III
	2022		438	$15.32	to	$13.79	$6,374	0.00%	1.15%	to	1.85%	-17.05%	to	-17.72%
	2021		497	$18.46	to	$16.75	$8,742	0.84%	1.15%	to	1.85%	5.19%	to	4.49%
	2020		551	$17.55	to	$16.03	$9,262	1.17%	1.15%	to	1.85%	19.31%	to	18.48%
	2019		628	$14.71	to	$13.53	$8,875	1.11%	1.15%	to	1.85%	16.38%	to	15.54%
	2018		885	$12.64	to	$11.71	$10,752	0.85%	1.15%	to	1.85%	-8.60%	to	-9.30%
Columbia Small Cap Value Fund, Variable Series - Class 2 Shares
	2022		7	$31.27	to	$28.07	$203	0.44%	1.25%	to	1.85%	-11.34%	to	-11.90%
	2021		7	$34.79	to	$31.42	$249	0.37%	1.25%	to	1.85%	27.20%	to	26.44%
	2020		11	$27.35	to	$24.85	$289	0.31%	1.25%	to	1.85%	7.25%	to	6.56%
	2019		15	$25.50	to	$23.32	$361	0.26%	1.25%	to	1.85%	19.44%	to	18.74%
	2018		20	$21.35	to	$19.64	$419	0.18%	1.25%	to	1.85%	-19.19%	to	-19.67%
Franklin Small Cap Value VIP Fund - Class 2
	2022		13	$25.31	to	$24.54	$335	1.04%	1.00%	to	1.20%	-11.38%	to	-11.54%
	2021		16	$28.43	to	$27.62	$437	1.12%	1.00%	to	1.20%	24.09%	to	23.91%
	2020		20	$22.91	to	$22.29	$453	1.31%	1.00%	to	1.20%	4.14%	to	3.92%
	2019		21	$22.00	to	$21.45	$461	1.12%	1.00%	to	1.20%	25.14%	to	24.78%
	2018		25	$17.58	to	$17.19	$429	0.93%	1.00%	to	1.20%	-13.78%	to	-13.92%
Franklin Multi-Asset Variable Conservative Growth Fund - Class I
	2022		12	$29.81	to	$28.66	$331	2.11%	1.25%	to	1.40%	-15.24%	to	-15.36%
	2021		13	$35.17	to	$33.87	$427	3.31%	1.25%	to	1.40%	10.08%	to	9.93%
	2020		14	$31.95	to	$30.81	$419	1.93%	1.25%	to	1.40%	9.57%	to	9.41%
	2019		14	$29.16	to	$28.16	$408	1.65%	1.25%	to	1.40%	15.90%	to	15.69%
	2018		28	$25.16	to	$24.34	$680	2.66%	1.25%	to	1.40%	-5.59%	to	-5.73%
Franklin Multi-Asset Variable Growth Fund - Class I
	2022		5	$30.82	to	$29.63	$156	2.92%	1.25%	to	1.40%	-16.23%	to	-16.35%
	2021		5	$36.63	to	$35.27	$186	4.02%	1.25%	to	1.40%	19.20%	to	19.03%
	2020		5	$30.73	to	$29.63	$162	1.27%	1.25%	to	1.40%	9.83%	to	9.66%
	2019		6	$27.98	to	$27.02	$152	1.35%	1.25%	to	1.40%	21.07%	to	20.84%
	2018		6	$23.11	to	$22.36	$144	2.52%	1.25%	to	1.40%	-9.19%	to	-9.33%
Franklin Multi-Asset Variable Moderate Growth Fund - Class I
	2022		6	$29.13	to	$28.00	$161	1.54%	1.25%	to	1.40%	-15.57%	to	-15.71%
	2021		7	$34.44	to	$33.16	$228	4.13%	1.25%	to	1.40%	15.22%	to	15.02%
	2020		7	$29.89	to	$28.83	$208	1.43%	1.25%	to	1.40%	9.69%	to	9.54%
	2019		8	$27.25	to	$26.32	$212	1.43%	1.25%	to	1.40%	18.89%	to	18.72%
	2018		9	$22.92	to	$22.17	$207	2.74%	1.25%	to	1.40%	-7.43%	to	-7.59%
Western Asset Core Plus VIT Portfolio - Class I
	2022		5	$26.66	to	$25.56	$126	2.11%	1.25%	to	1.40%	-17.54%	to	-17.68%
	2021		5	$32.61	to	$31.32	$158	2.39%	1.25%	to	1.40%	-3.21%	to	-3.33%
	2020		5	$33.69	to	$32.40	$177	2.31%	1.25%	to	1.40%	7.95%	to	7.78%
*	2019		5	$31.21	to	$30.06	$169	4.45%	1.25%	to	1.40%	10.79%	to	6.44%
	2018		5		$28.17		$146	3.33%		1.25%			-3.46%
43

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

		Fund		Unit Fair Value			Net	Investment				Total ReturnD
		Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
Division	Year	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
PIMCO VIT Real Return Portfolio - Administrative Class
	2022		7	$14.56	to	$14.11	$105	6.72%	1.00%	to	1.20%	-12.24%	to	-12.41%
	2021		8	$16.69	to	$16.21	$133	5.15%	1.00%	to	1.20%	4.51%	to	4.31%
	2020		9	$15.97	to	$15.54	$139	1.49%	1.00%	to	1.20%	10.60%	to	10.37%
	2019		9	$14.44	to	$14.08	$130	1.56%	1.00%	to	1.20%	7.36%	to	7.15%
	2018		10	$13.45	to	$13.14	$127	1.96%	1.00%	to	1.20%	-3.17%	to	-3.45%
ProFund VP Bull
	2022		—	$26.94	to	$25.01	$10	0.00%	1.45%	to	1.85%	-21.39%	to	-21.70%
	2021		—	$34.06	to	$31.75	$13	0.00%	1.45%	to	1.85%	24.49%	to	24.02%
	2020		—	$27.36	to	$25.60	$11	0.00%	1.45%	to	1.85%	14.33%	to	13.88%
	2019		—	$23.93	to	$22.48	$10	0.00%	1.45%	to	1.85%	27.02%	to	26.51%
	2018		—	$18.84	to	$17.77	$8	0.00%	1.45%	to	1.85%	-7.51%	to	-7.88%
ProFund VP Europe 30
	2022		1	$11.85	to	$13.80	$15	0.00%	1.25%	to	1.45%	-10.36%	to	-10.51%
	2021		1	$13.01	to	$15.18	$17	0.00%	1.25%	to	1.45%	22.97%	to	22.72%
	2020		1	$10.58	to	$12.37	$15	0.00%	1.25%	to	1.45%	-10.41%	to	-10.56%
	2019		1	$11.81	to	$13.83	$15	0.00%	1.25%	to	1.45%	16.35%	to	16.12%
	2018		1	$10.15	to	$11.91	$13	0.00%	1.25%	to	1.45%	-15.20%	to	-15.41%
ProFund VP Rising Rates Opportunity
	2022		17	$1.69	to	$1.80	$29	0.00%	1.25%	to	1.65%	50.89%	to	50.00%
*	2021		18	$1.08	to	$1.11	$20	0.00%	1.25%	to	1.85%	-0.92%	to	-1.77%
*	2020		16	$1.09	to	$1.13	$18	0.00%	1.25%	to	1.85%	-27.81%	to	-28.48%
*	2019		12	$1.51	to	$1.58	$18	0.00%	1.25%	to	1.85%	-18.38%	to	-18.56%
*	2018		10	$1.85	to	$1.94	$19	0.00%	1.25%	to	1.85%	2.78%	to	2.11%
Voya Balanced Portfolio - Class S
	2022		5	$16.83	to	$16.39	$91	0.96%	1.00%	to	1.45%	-18.46%	to	-18.82%
*	2021		6	$20.60	to	$20.15	$117	1.79%	1.00%	to	1.45%	14.51%	to	13.97%
*	2020		6	$17.99	to	$17.68	$107	1.92%	1.00%	to	1.45%	9.43%	to	8.93%
*	2019		6	$16.44	to	$16.23	$101	2.71%	1.00%	to	1.45%	17.68%	to	17.10%
*	2018		9	$13.97	to	$13.86	$120	2.36%	1.00%	to	1.45%	-7.97%	to	-8.39%
Voya Intermediate Bond Portfolio - Class S
	2022		2,420	$13.15	to	$11.68	$30,942	2.43%	1.00%	to	2.00%	-15.00%	to	-15.85%
*	2021		2,704	$15.56	to	$13.97	$41,078	2.74%	1.00%	to	2.00%	-2.08%	to	-3.05%
*	2020		2,768	$15.89	to	$14.41	$43,078	3.19%	1.00%	to	2.00%	6.50%	to	5.41%
*	2019		2,998	$14.92	to	$13.67	$43,994	3.15%	1.00%	to	2.00%	8.43%	to	7.38%
*	2018		3,401	$13.76	to	$12.73	$46,204	3.38%	1.00%	to	2.00%	-1.78%	to	-2.82%
Voya Balanced Income Portfolio - Service Class
	2022		267	$16.61	to	$15.41	$4,420	2.14%	1.15%	to	2.00%	-14.86%	to	-15.56%
*	2021		324	$19.53	to	$18.27	$6,339	2.28%	1.15%	to	2.00%	7.84%	to	6.90%
*	2020		346	$18.11	to	$17.09	$6,309	3.40%	1.15%	to	2.00%	1.86%	to	0.95%
*	2019		432	$17.78	to	$16.93	$7,790	4.52%	1.15%	to	2.00%	17.05%	to	16.04%
*	2018		516	$15.19	to	$14.59	$7,970	5.12%	1.15%	to	2.00%	-6.12%	to	-6.89%
Voya Global Perspectives® Portfolio - Class A
	2022		36	$12.33	to	$11.58	$436	2.74%	1.15%	to	1.85%	-18.56%	to	-19.13%
*	2021		39	$15.16	to	$14.33	$586	3.13%	1.15%	to	1.85%	4.55%	to	3.77%
*	2020		43	$14.50	to	$13.81	$628	2.57%	1.15%	to	1.85%	14.44%	to	13.66%
*	2019		61	$12.67	to	$12.15	$773	3.22%	1.15%	to	1.85%	16.67%	to	15.82%
*	2018		78	$10.86	to	$10.49	$844	2.70%	1.15%	to	1.85%	-8.59%	to	-9.26%
44

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

		Fund		Unit Fair Value			Net	Investment				Total ReturnD
		Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
Division	Year	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Voya Government Liquid Assets Portfolio - Service Class
	2022		795	$9.45	to	$8.73	$8,322	1.25%	1.00%	to	1.85%	0.32%	to	-0.46%
*	2021		925	$9.42	to	$8.77	$9,542	0.00%	1.00%	to	1.85%	-0.95%	to	-1.90%
*	2020		1,077	$9.51	to	$8.94	$11,781	0.19%	1.00%	to	1.85%	-0.83%	to	-1.54%
*	2019		834	$9.59	to	$9.08	$9,204	1.74%	1.00%	to	1.85%	0.74%	to	-0.11%
*	2018		1,011	$9.52	to	$8.90	$11,506	1.38%	1.00%	to	2.00%	0.42%	to	-0.67%
Voya High Yield Portfolio - Service Class
	2022		139	$19.43	to	$18.51	$2,870	5.15%	1.00%	to	2.00%	-13.30%	to	-14.23%
*	2021		146	$22.43	to	$21.59	$3,495	5.21%	1.00%	to	2.00%	3.99%	to	2.91%
*	2020		149	$21.57	to	$20.98	$3,418	4.72%	1.00%	to	2.00%	4.56%	to	3.50%
*	2019		198	$20.63	to	$20.27	$4,333	5.30%	1.00%	to	2.00%	14.04%	to	12.92%
*	2018		246	$18.09	to	$17.95	$4,755	5.93%	1.00%	to	2.00%	-4.13%	to	-5.13%
Voya Large Cap Growth Portfolio - Adviser Class
	2022		950	$26.79	to	$24.04	$24,225	0.00%	1.00%	to	2.00%	-31.68%	to	-32.36%
	2021		1,141	$39.21	to	$35.54	$42,775	0.00%	1.00%	to	2.00%	17.71%	to	16.52%
	2020		1,363	$33.31	to	$30.50	$43,549	0.00%	1.00%	to	2.00%	28.81%	to	27.51%
	2019		1,740	$25.86	to	$23.92	$43,423	0.09%	1.00%	to	2.00%	30.54%	to	29.23%
	2018		1,816	$19.81	to	$18.51	$34,871	0.05%	1.00%	to	2.00%	-3.03%	to	-4.04%
Voya Large Cap Growth Portfolio - Service Class
	2022		541	$37.86	to	$40.36	$22,991	0.00%	1.00%	to	2.00%	-31.39%	to	-32.08%
*	2021		611	$55.16	to	$59.40	$38,048	0.00%	1.00%	to	2.00%	18.09%	to	16.88%
*	2020		734	$46.71	to	$50.82	$38,871	0.23%	1.00%	to	2.00%	29.28%	to	27.98%
*	2019		860	$36.13	to	$39.71	$35,378	0.42%	1.00%	to	2.00%	31.10%	to	29.77%
*	2018		1,021	$27.56	to	$30.60	$32,195	0.40%	1.00%	to	2.00%	-2.72%	to	-3.71%
Voya Large Cap Value Portfolio - Service Class
	2022		456	$20.26	to	$23.93	$11,332	1.20%	1.00%	to	2.00%	-4.84%	to	-5.79%
*	2021		649	$21.20	to	$25.30	$17,025	2.24%	1.00%	to	2.00%	25.37%	to	24.14%
*	2020		768	$16.91	to	$20.38	$16,099	1.84%	1.00%	to	2.00%	4.90%	to	3.87%
*	2019		838	$16.12	to	$19.62	$16,815	2.03%	1.00%	to	2.00%	23.52%	to	22.24%
*	2018		801	$13.05	to	$16.05	$12,992	1.68%	1.00%	to	2.00%	-8.93%	to	-9.83%
Voya Limited Maturity Bond Portfolio - Service Class
	2022		4		$21.57		$78	1.16%		1.40%			-6.18%
	2021		4		$23.01		$95	1.89%		1.40%			-1.54%
	2020		5		$23.37		$117	1.66%		1.40%			1.74%
	2019		5		$22.97		$124	1.62%		1.40%			2.59%
	2018		6		$22.39		$123	1.49%		1.40%			-0.36%
Voya Retirement Conservative Portfolio - Adviser Class
	2022		380	$11.90	to	$10.83	$4,312	2.01%	1.15%	to	1.85%	-14.70%	to	-15.32%
	2021		455	$13.99	to	$12.83	$6,110	1.91%	1.15%	to	1.85%	3.48%	to	2.72%
	2020		454	$13.52	to	$12.49	$5,918	1.86%	1.15%	to	1.85%	9.03%	to	8.33%
	2019		438	$12.40	to	$11.53	$5,262	2.00%	1.15%	to	1.85%	12.32%	to	11.51%
	2018		549	$11.04	to	$10.34	$5,916	1.79%	1.15%	to	1.85%	-3.83%	to	-4.52%
Voya Retirement Growth Portfolio - Adviser Class
	2022		2,117	$18.95	to	$16.91	$38,353	1.00%	1.15%	to	2.00%	-17.86%	to	-18.55%
*	2021		2,470	$23.01	to	$20.71	$54,532	1.69%	1.15%	to	2.00%	14.19%	to	13.23%
	2020		2,890	$20.15	to	$18.29	$56,040	2.11%	1.15%	to	2.00%	12.32%	to	11.32%
	2019		3,626	$17.94	to	$16.43	$62,839	1.82%	1.15%	to	2.00%	20.16%	to	19.14%
	2018		4,014	$14.93	to	$13.79	$58,116	1.70%	1.15%	to	2.00%	-8.52%	to	-9.34%
45

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

		Fund		Unit Fair Value			Net	Investment				Total ReturnD
		Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
Division	Year	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Voya Retirement Moderate Growth Portfolio - Adviser Class
	2022		1,490	$18.61	to	$16.39	$26,230	1.27%	1.05%	to	2.00%	-17.33%	to	-18.09%
	2021		1,677	$22.47	to	$19.98	$35,793	1.76%	1.05%	to	2.00%	12.69%	to	11.62%
	2020		1,964	$19.94	to	$17.90	$37,285	2.16%	1.05%	to	2.00%	11.96%	to	10.90%
	2019		2,480	$17.81	to	$16.14	$42,250	1.86%	1.05%	to	2.00%	18.81%	to	17.64%
	2018		2,973	$14.99	to	$13.72	$42,850	1.74%	1.05%	to	2.00%	-7.30%	to	-8.17%
Voya Retirement Moderate Portfolio - Adviser Class
	2022		969	$16.38	to	$14.91	$15,177	1.59%	1.15%	to	1.85%	-16.13%	to	-16.75%
	2021		1,119	$19.53	to	$17.91	$20,922	1.84%	1.15%	to	1.85%	8.38%	to	7.63%
	2020		1,275	$18.02	to	$16.64	$22,094	2.06%	1.15%	to	1.85%	10.89%	to	10.05%
	2019		1,595	$16.25	to	$15.12	$25,005	1.93%	1.15%	to	1.85%	15.82%	to	14.98%
	2018		1,842	$14.03	to	$12.96	$25,040	1.78%	1.15%	to	2.00%	-6.22%	to	-6.96%
Voya U.S. Stock Index Portfolio - Service Class
	2022		392	$12.36	to	$12.04	$4,764	1.06%	1.00%	to	1.85%	-19.84%	to	-20.53%
	2021		386	$15.32	to	$15.05	$5,844	0.81%	1.00%	to	1.85%	26.72%	to	25.63%
*	2020		505	$12.09	to	$11.98	$6,075	1.57%	1.00%	to	1.85%	16.70%	to	15.75%
	2019	12/13/2019	570	$10.36	to	$10.35	$5,900	(b)	1.00%	to	1.85%		(b)
	2018		(b)		(b)		(b)	(b)		(b)			(b)
VY® BlackRock Inflation Protected Bond Portfolio - Service Class
	2022		315	$12.15	to	$10.79	$3,607	4.31%	1.00%	to	1.85%	-13.40%	to	-14.16%
	2021		376	$14.11	to	$12.64	$5,033	2.39%	1.00%	to	1.85%	3.90%	to	3.02%
*	2020		374	$13.58	to	$12.27	$4,823	1.64%	1.00%	to	1.85%	9.78%	to	8.78%
*	2019		201	$12.37	to	$11.28	$2,390	2.10%	1.00%	to	1.85%	7.01%	to	6.11%
	2018		298	$11.56	to	$10.63	$3,315	2.03%	1.00%	to	1.85%	-3.02%	to	-3.89%
VY® CBRE Global Real Estate Portfolio - Service Class
	2022		80	$12.74	to	$13.76	$1,114	2.80%	1.00%	to	2.00%	-25.32%	to	-26.06%
*	2021		93	$17.19	to	$18.75	$1,745	2.70%	1.00%	to	2.00%	32.84%	to	31.49%
*	2020		127	$12.94	to	$14.26	$1,814	5.08%	1.00%	to	2.00%	-6.03%	to	-6.92%
*	2019		137	$13.77	to	$15.32	$2,086	2.74%	1.00%	to	2.00%	23.17%	to	21.78%
*	2018		166	$11.18	to	$12.58	$2,068	5.26%	1.00%	to	2.00%	-9.69%	to	-10.53%
VY® CBRE Real Estate Portfolio - Service Class
	2022		33	$37.78	to	$26.99	$1,159	1.42%	1.05%	to	2.00%	-27.28%	to	-27.99%
*	2021		41	$52.40	to	$37.80	$1,939	1.78%	1.05%	to	2.00%	50.36%	to	48.94%
*	2020		52	$34.85	to	$25.38	$1,647	2.06%	1.05%	to	2.00%	-7.51%	to	-8.44%
*	2019		63	$37.68	to	$25.81	$2,139	2.18%	1.05%	to	2.60%	26.78%	to	24.99%
*	2018		74	$29.72	to	$20.65	$1,984	2.69%	1.05%	to	2.60%	-8.61%	to	-9.90%
VY® Invesco Growth and Income Portfolio - Service Class
	2022		53	$25.25	to	$26.76	$1,604	1.24%	1.15%	to	1.85%	-7.95%	to	-8.64%
*	2021		59	$27.12	to	$28.96	$1,950	1.46%	1.15%	to	1.85%	27.44%	to	26.57%
*	2020		60	$21.28	to	$22.88	$1,607	1.74%	1.15%	to	1.85%	1.72%	to	1.02%
*	2019		78	$20.92	to	$22.65	$2,077	2.58%	1.15%	to	1.85%	23.28%	to	22.43%
*	2018		91	$16.97	to	$18.50	$1,947	1.48%	1.15%	to	1.85%	-14.55%	to	-15.22%
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
	2022		211	$11.09	to	$22.46	$4,474	0.00%	1.00%	to	2.00%	-27.28%	to	-27.97%
*	2021		269	$15.16	to	$31.01	$8,019	0.00%	1.00%	to	2.00%	-10.93%	to	-11.85%
*	2020		301	$17.02	to	$35.18	$9,915	0.30%	1.00%	to	2.00%	32.04%	to	30.73%
*	2019		374	$12.89	to	$25.14	$9,511	0.00%	1.00%	to	2.60%	30.47%	to	28.53%
*	2018		380	$9.88	to	$19.56	$7,305	0.59%	1.00%	to	2.60%	-17.67%	to	-18.84%
46

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

		Fund		Unit Fair Value			Net	Investment				Total ReturnD
		Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
Division	Year	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
VY® Morgan Stanley Global Franchise Portfolio - Service Class
	2022		93	$39.85	to	$33.60	$3,300	0.55%	1.05%	to	2.00%	-18.00%	to	-18.78%
*	2021		107	$48.87	to	$41.60	$4,652	0.61%	1.05%	to	2.00%	20.40%	to	19.23%
*	2020		130	$40.59	to	$34.89	$4,783	0.68%	1.05%	to	2.00%	12.07%	to	11.01%
*	2019		151	$36.22	to	$31.43	$4,969	0.79%	1.05%	to	2.00%	27.99%	to	26.73%
*	2018		170	$28.30	to	$24.80	$4,386	1.04%	1.05%	to	2.00%	-2.72%	to	-3.65%
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
	2022		691	$30.89	to	$33.18	$24,633	1.15%	1.00%	to	2.00%	-12.99%	to	-13.84%
*	2021		785	$35.54	to	$38.55	$32,371	0.76%	1.00%	to	2.00%	17.22%	to	16.04%
*	2020		923	$30.32	to	$33.22	$32,555	1.19%	1.00%	to	2.00%	16.80%	to	15.59%
*	2019		1,066	$25.96	to	$28.74	$32,380	1.46%	1.00%	to	2.00%	23.15%	to	21.88%
*	2018		1,194	$21.08	to	$23.58	$29,608	2.11%	1.00%	to	2.00%	-0.52%	to	-1.50%
Voya Global Bond Portfolio - Service Class
	2022		2	$11.27	to	$10.93	$22	3.85%	1.00%	to	1.20%	-18.92%	to	-19.04%
	2021		2	$13.97	to	$13.57	$30	2.63%	1.00%	to	1.20%	-5.99%	to	-6.15%
	2020		3	$14.86	to	$14.46	$46	2.17%	1.00%	to	1.20%	7.76%	to	7.51%
	2019		3	$13.79	to	$13.45	$46	1.75%	1.00%	to	1.20%	6.57%	to	6.41%
	2018		5	$12.94	to	$12.64	$68	2.80%	1.00%	to	1.20%	-3.14%	to	-3.36%
Voya International High Dividend Low Volatility Portfolio - Service Class
	2022		311	$10.75	to	$10.92	$3,672	4.09%	1.00%	to	2.00%	-10.19%	to	-11.15%
*	2021		356	$11.94	to	$12.26	$4,685	2.09%	1.00%	to	2.00%	10.66%	to	9.56%
*	2020		448	$10.79	to	$11.19	$5,357	3.11%	1.00%	to	2.00%	-1.91%	to	-2.95%
*	2019		493	$11.00	to	$11.53	$6,040	1.79%	1.00%	to	2.00%	15.30%	to	14.05%
*	2018		602	$9.54	to	$10.11	$6,448	1.91%	1.00%	to	2.00%	-16.02%	to	-16.79%
Voya Solution 2025 Portfolio - Service Class
	2022		33	$16.26	to	$15.76	$517	4.02%	1.00%	to	1.20%	-18.21%	to	-18.38%
	2021		35	$19.90	to	$19.33	$677	2.85%	1.00%	to	1.20%	9.58%	to	9.33%
	2020		37	$18.16	to	$17.68	$655	2.39%	1.00%	to	1.20%	12.38%	to	12.18%
	2019		59	$16.16	to	$15.76	$937	2.37%	1.00%	to	1.20%	16.93%	to	16.74%
	2018		62	$13.82	to	$13.50	$837	1.82%	1.00%	to	1.20%	-6.68%	to	-6.90%
Voya Solution 2035 Portfolio - Service Class
	2022		10	$17.69	to	$17.15	$170	4.11%	1.00%	to	1.20%	-19.63%	to	-19.78%
	2021		10	$21.96	to	$21.34	$219	2.63%	1.00%	to	1.20%	12.90%	to	12.73%
	2020		12	$19.45	to	$18.93	$238	1.78%	1.00%	to	1.20%	13.34%	to	13.08%
	2019		13	$17.16	to	$16.74	$212	2.04%	1.00%	to	1.20%	20.68%	to	20.52%
	2018		13	$14.22	to	$13.89	$180	2.08%	1.00%	to	1.20%	-9.25%	to	-9.45%
Voya Solution 2045 Portfolio - Service Class
	2022		1		$18.53		$15	5.71%		1.00%			-20.61%
	2021		1		$23.26		$20	0.00%		1.00%			16.07%
	2020		2		$20.04		$34	0.00%		1.00%			15.17%
	2019		2		$17.40		$30	3.57%		1.00%			22.62%
	2018		2		$14.19		$26	0.00%		1.00%			-11.15%
Voya Solution Income Portfolio - Service Class
	2022		4	$15.06	to	$14.60	$58	4.51%	1.00%	to	1.20%	-15.68%	to	-15.85%
	2021		4	$17.90	to	$17.39	$75	3.55%	1.00%	to	1.20%	5.29%	to	5.14%
	2020		6	$17.00	to	$16.54	$94	2.16%	1.00%	to	1.20%	10.82%	to	10.56%
	2019		6	$15.34	to	$14.96	$91	2.27%	1.00%	to	1.20%	12.05%	to	11.81%
	2018		6	$13.69	to	$13.38	$85	2.27%	1.00%	to	1.20%	-4.06%	to	-4.22%
47

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

		Fund		Unit Fair Value			Net	Investment				Total ReturnD
		Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
Division	Year	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Voya Solution Moderately Aggressive Portfolio - Service Class
	2022		498	$13.39	to	$12.57	$6,502	3.12%	1.15%	to	2.00%	-20.11%	to	-20.74%
	2021		575	$16.70	to	$15.81	$9,386	1.61%	1.15%	to	2.00%	15.81%	to	14.81%
	2020		628	$14.42	to	$13.77	$8,887	1.75%	1.15%	to	2.00%	12.57%	to	11.68%
	2019		709	$12.81	to	$12.33	$8,941	2.30%	1.15%	to	2.00%	21.19%	to	20.18%
	2018		787	$10.57	to	$10.26	$8,221	1.79%	1.15%	to	2.00%	-10.20%	to	-11.01%
VY® American Century Small-Mid Cap Value Portfolio - Service Class
	2022		4	$31.74	to	$30.77	$135	1.38%	1.00%	to	1.20%	-7.08%	to	-7.26%
	2021		5	$33.96	to	$32.99	$154	0.63%	1.00%	to	1.20%	26.01%	to	25.77%
	2020		6	$26.95	to	$26.23	$161	1.21%	1.00%	to	1.20%	2.51%	to	2.30%
	2019		6	$26.29	to	$25.64	$169	1.50%	1.00%	to	1.20%	29.32%	to	29.10%
	2018		11	$20.33	to	$19.86	$230	0.90%	1.00%	to	1.20%	-15.19%	to	-15.38%
VY® Columbia Small Cap Value II Portfolio - Service Class
	2022		79	$25.38	to	$21.33	$1,790	0.00%	1.15%	to	1.85%	-15.68%	to	-16.29%
*	2021		89	$29.82	to	$25.24	$2,380	0.27%	1.15%	to	1.85%	32.71%	to	31.73%
	2020		106	$22.47	to	$18.73	$2,140	0.55%	1.15%	to	2.00%	8.29%	to	7.34%
	2019		117	$20.75	to	$16.38	$2,185	0.33%	1.15%	to	2.60%	18.78%	to	17.25%
	2018		132	$17.47	to	$13.97	$2,084	0.24%	1.15%	to	2.60%	-18.67%	to	-19.76%
VY® Invesco Equity and Income Portfolio - Service Class
	2022		220	$22.26	to	$23.24	$5,383	1.39%	1.00%	to	1.85%	-9.36%	to	-10.10%
*	2021		243	$24.40	to	$25.69	$6,545	1.16%	1.00%	to	1.85%	17.36%	to	16.35%
*	2020		277	$20.79	to	$22.08	$6,375	1.41%	1.00%	to	1.85%	8.56%	to	7.65%
*	2019		340	$19.15	to	$20.51	$7,245	1.81%	1.00%	to	1.85%	18.58%	to	17.60%
*	2018		383	$16.15	to	$17.08	$6,898	1.69%	1.00%	to	2.00%	-10.58%	to	-11.50%
VY® Invesco Equity and Income Portfolio - Service Class 2
	2022		259	$15.93	to	$14.96	$4,008	1.25%	1.15%	to	1.85%	-9.59%	to	-10.15%
	2021		301	$17.51	to	$16.55	$5,148	1.06%	1.15%	to	1.85%	17.05%	to	16.22%
	2020		346	$14.96	to	$14.09	$5,060	1.40%	1.15%	to	2.00%	8.25%	to	7.31%
	2019		387	$13.82	to	$13.13	$5,248	1.68%	1.15%	to	2.00%	18.32%	to	17.23%
	2018		432	$11.68	to	$11.20	$4,969	1.52%	1.15%	to	2.00%	-10.84%	to	-11.60%
VY® Invesco Global Portfolio - Initial Class
	2022		1	$29.08	to	$27.07	$40	0.00%	1.05%	to	1.45%	-32.62%	to	-32.90%
	2021		2	$43.18	to	$40.36	$65	0.00%	1.05%	to	1.45%	14.17%	to	13.72%
	2020		2	$37.82	to	$35.49	$58	1.83%	1.05%	to	1.45%	26.45%	to	25.90%
	2019		2	$29.91	to	$27.36	$51	0.00%	1.05%	to	1.65%	30.38%	to	29.67%
	2018		2	$22.94	to	$21.10	$41	2.20%	1.05%	to	1.65%	-14.08%	to	-14.64%
VY® Invesco Global Portfolio - Service Class
	2022		102	$20.11	to	$25.44	$2,763	0.00%	1.00%	to	2.00%	-32.74%	to	-33.40%
*	2021		127	$29.92	to	$38.22	$5,212	0.00%	1.00%	to	2.00%	13.98%	to	12.81%
*	2020		150	$26.25	to	$33.88	$5,388	0.84%	1.00%	to	2.00%	26.14%	to	24.88%
*	2019		175	$20.81	to	$27.13	$5,028	0.20%	1.00%	to	2.00%	30.14%	to	28.82%
*	2018		220	$15.99	to	$21.06	$4,927	1.36%	1.00%	to	2.00%	-14.26%	to	-15.11%
VY® JPMorgan Mid Cap Value Portfolio - Service Class
	2022		44	$27.93	to	$32.86	$1,587	0.82%	1.00%	to	1.85%	-9.82%	to	-10.56%
*	2021		52	$30.87	to	$36.64	$2,072	0.64%	1.00%	to	1.85%	28.20%	to	27.13%
*	2020		65	$24.08	to	$28.82	$2,009	0.97%	1.00%	to	1.85%	-0.74%	to	-1.57%
*	2019		75	$24.26	to	$29.28	$2,342	0.93%	1.00%	to	1.85%	24.99%	to	23.86%
*	2018		87	$19.41	to	$23.13	$2,180	1.11%	1.00%	to	2.00%	-13.08%	to	-13.95%
48

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

		Fund		Unit Fair Value			Net	Investment				Total ReturnD
		Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
Division	Year	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
	2022		39	$33.44	to	$32.42	$1,312	0.00%	1.00%	to	1.20%	-24.34%	to	-24.50%
	2021		43	$44.72	to	$43.44	$1,924	0.00%	1.00%	to	1.20%	12.45%	to	12.22%
	2020		49	$39.77	to	$38.71	$1,928	0.11%	1.00%	to	1.20%	30.09%	to	29.86%
	2019		51	$30.57	to	$29.81	$1,565	0.21%	1.00%	to	1.20%	35.51%	to	35.19%
	2018		58	$22.56	to	$22.05	$1,309	0.00%	1.00%	to	1.20%	-4.41%	to	-4.59%
Voya Strategic Allocation Conservative Portfolio - Class S
	2022		48	$15.19	to	$14.73	$723	3.18%	1.00%	to	1.20%	-17.49%	to	-17.62%
	2021		53	$18.42	to	$17.90	$973	2.44%	1.00%	to	1.20%	7.78%	to	7.64%
	2020		58	$17.09	to	$16.63	$996	2.26%	1.00%	to	1.20%	9.13%	to	8.84%
	2019		61	$15.66	to	$15.28	$955	1.78%	1.00%	to	1.20%	13.31%	to	13.10%
	2018		37	$13.82	to	$13.51	$507	2.47%	1.00%	to	1.20%	-5.21%	to	-5.39%
Voya Strategic Allocation Moderate Portfolio - Class S
	2022		6	$16.56	to	$16.05	$93	2.73%	1.00%	to	1.20%	-19.26%	to	-19.47%
	2021		6	$20.48	to	$19.89	$127	2.39%	1.00%	to	1.20%	12.40%	to	12.18%
	2020		7	$18.22	to	$17.73	$124	1.64%	1.00%	to	1.20%	11.37%	to	11.09%
	2019		7	$16.36	to	$15.96	$120	2.55%	1.00%	to	1.20%	17.70%	to	17.53%
	2018		8	$13.90	to	$13.58	$115	2.43%	1.00%	to	1.20%	-7.21%	to	-7.43%
Voya Growth and Income Portfolio - Class A
	2022		625	$28.35	to	$25.11	$16,705	0.62%	1.00%	to	2.00%	-16.10%	to	-16.96%
	2021		747	$33.72	to	$30.18	$23,880	0.57%	1.00%	to	2.00%	27.10%	to	25.85%
	2020		916	$26.53	to	$23.98	$23,090	0.89%	1.00%	to	2.00%	15.60%	to	14.41%
	2019		1,017	$22.95	to	$20.96	$22,326	1.20%	1.00%	to	2.00%	27.01%	to	25.73%
	2018		1,181	$18.07	to	$16.67	$20,523	1.36%	1.00%	to	2.00%	-5.84%	to	-6.82%
Voya Growth and Income Portfolio - Class I
	2022		38	$26.43	to	$25.83	$988	1.09%	1.25%	to	1.40%	-15.96%	to	-16.08%
	2021		39	$31.38	to	$30.71	$1,211	1.09%	1.25%	to	1.40%	27.41%	to	27.16%
	2020		40	$24.63	to	$24.15	$985	1.30%	1.25%	to	1.40%	15.80%	to	15.66%
	2019		41	$21.27	to	$20.88	$864	1.63%	1.25%	to	1.40%	27.29%	to	27.08%
	2018		44	$16.71	to	$16.43	$729	1.97%	1.25%	to	1.40%	-5.70%	to	-5.85%
Voya Growth and Income Portfolio - Class S
	2022		223	$28.59	to	$22.67	$5,570	0.83%	1.00%	to	2.00%	-15.96%	to	-16.78%
	2021		247	$33.96	to	$27.20	$7,383	0.78%	1.00%	to	2.00%	27.43%	to	26.16%
	2020		319	$26.65	to	$21.56	$7,476	1.02%	1.00%	to	2.00%	15.77%	to	14.62%
	2019		388	$23.02	to	$18.81	$7,887	1.33%	1.00%	to	2.00%	27.25%	to	25.99%
	2018		497	$18.09	to	$14.93	$8,004	1.53%	1.00%	to	2.00%	-5.63%	to	-6.63%
Voya Global High Dividend Low Volatility Portfolio - Class S
	2022		523	$15.28	to	$13.14	$7,392	2.35%	1.00%	to	2.00%	-5.85%	to	-6.74%
	2021		593	$16.27	to	$14.13	$8,962	2.35%	1.00%	to	2.00%	19.37%	to	18.24%
	2020		683	$13.63	to	$11.95	$8,677	2.03%	1.00%	to	2.00%	-2.08%	to	-3.08%
	2019		775	$13.92	to	$12.33	$10,120	2.46%	1.00%	to	2.00%	20.21%	to	18.90%
	2018		707	$11.58	to	$10.37	$7,730	4.57%	1.00%	to	2.00%	-10.02%	to	-10.91%
Voya Index Plus LargeCap Portfolio - Class S
	2022		74	$27.18	to	$29.54	$2,202	0.51%	1.00%	to	1.85%	-20.46%	to	-21.12%
*	2021		78	$34.00	to	$37.26	$2,908	0.82%	1.00%	to	1.85%	27.68%	to	26.56%
*	2020		84	$26.63	to	$29.44	$2,468	1.22%	1.00%	to	1.85%	14.44%	to	13.45%
*	2019		94	$23.27	to	$25.95	$2,430	1.41%	1.00%	to	1.85%	28.42%	to	27.33%
*	2018		111	$18.12	to	$20.38	$2,256	1.16%	1.00%	to	1.85%	-7.97%	to	-8.73%
49

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

		Fund		Unit Fair Value			Net	Investment				Total ReturnD
		Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
Division	Year	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Voya Index Plus MidCap Portfolio - Class S
	2022		63	$25.15	to	$29.23	$1,902	0.50%	1.00%	to	1.85%	-15.46%	to	-16.17%
*	2021		79	$29.72	to	$34.83	$2,853	0.70%	1.00%	to	1.85%	26.20%	to	25.11%
*	2020		89	$23.55	to	$27.84	$2,562	1.08%	1.00%	to	1.85%	6.90%	to	5.98%
*	2019		110	$22.03	to	$26.27	$2,968	1.07%	1.00%	to	1.85%	25.46%	to	24.44%
*	2018		146	$17.56	to	$21.11	$3,182	0.80%	1.00%	to	1.85%	-15.37%	to	-16.13%
Voya Index Plus SmallCap Portfolio - Class S
	2022		64	$23.06	to	$26.46	$1,787	0.57%	1.00%	to	1.85%	-15.93%	to	-16.64%
*	2021		72	$27.15	to	$31.42	$2,390	0.53%	1.00%	to	1.85%	26.81%	to	25.78%
*	2020		82	$21.41	to	$24.98	$2,164	0.78%	1.00%	to	1.85%	4.08%	to	3.14%
*	2019		116	$20.57	to	$24.22	$2,984	0.76%	1.00%	to	1.85%	20.36%	to	19.31%
*	2018		130	$17.09	to	$20.30	$2,791	0.67%	1.00%	to	1.85%	-13.51%	to	-14.24%
Voya International Index Portfolio - Class A
	2022		727	$11.53	to	$10.53	$8,057	2.80%	1.00%	to	2.00%	-16.08%	to	-16.96%
	2021		858	$13.71	to	$12.65	$11,348	1.73%	1.00%	to	2.00%	9.33%	to	8.21%
	2020		1,007	$12.54	to	$11.69	$12,239	2.03%	1.00%	to	2.00%	6.18%	to	5.13%
	2019		1,154	$11.81	to	$11.12	$13,266	2.65%	1.00%	to	2.00%	19.66%	to	18.42%
	2018		1,351	$9.87	to	$9.39	$13,038	2.40%	1.00%	to	2.00%	-14.91%	to	-15.78%
Voya International Index Portfolio - Class S
	2022		255	$20.34	to	$9.63	$2,743	1.01%	1.00%	to	2.00%	-15.92%	to	-16.77%
	2021		47	$24.13	to	$11.79	$632	1.91%	1.00%	to	1.85%	9.48%	to	8.56%
	2020		51	$22.04	to	$10.86	$627	2.25%	1.00%	to	1.85%	6.58%	to	5.64%
	2019		54	$20.68	to	$10.28	$619	3.02%	1.00%	to	1.85%	19.81%	to	18.84%
	2018		89	$17.26	to	$8.65	$837	2.57%	1.00%	to	1.85%	-14.72%	to	-15.53%
Voya Russell™ Large Cap Growth Index Portfolio - Class S
	2022		174	$55.66	to	$48.43	$9,070	0.11%	1.00%	to	2.00%	-31.65%	to	-32.33%
	2021		226	$80.56	to	$70.81	$17,234	0.31%	1.00%	to	2.00%	29.06%	to	27.75%
*	2020		303	$62.42	to	$55.43	$17,922	0.33%	1.00%	to	2.00%	36.74%	to	35.36%
	2019		222	$45.65	to	$40.95	$9,639	0.40%	1.00%	to	2.00%	34.11%	to	32.78%
	2018		105	$34.04	to	$30.84	$3,413	0.93%	1.00%	to	2.00%	-2.18%	to	-3.20%
Voya Russell™ Large Cap Index Portfolio - Class S
	2022		309	$30.05	to	$26.66	$9,128	0.54%	1.05%	to	1.85%	-21.77%	to	-22.41%
*	2021		354	$38.08	to	$34.07	$13,202	0.91%	1.05%	to	1.85%	25.80%	to	24.80%
*	2020		419	$30.27	to	$27.30	$12,421	1.18%	1.05%	to	1.85%	20.31%	to	19.32%
*	2019		466	$25.16	to	$22.88	$11,473	1.29%	1.05%	to	1.85%	29.56%	to	28.54%
*	2018		721	$19.42	to	$17.80	$13,640	1.40%	1.05%	to	1.85%	-4.71%	to	-5.47%
Voya Russell™ Large Cap Value Index Portfolio - Class I
	2022		18	$16.17	to	$15.99	$286	1.34%	1.25%	to	1.40%	-7.18%	to	-7.30%
	2021		18	$17.32	to	$17.16	$309	2.08%	1.25%	to	1.40%	21.46%	to	21.27%
	2020		19	$14.26	to	$14.15	$269	1.12%	1.25%	to	1.40%	0.21%	to	0.07%
	2019		19	$14.23	to	$14.14	$265	2.44%	1.25%	to	1.40%	24.28%	to	24.14%
	2018		20	$11.45	to	$11.39	$227	2.40%	1.25%	to	1.40%	-7.74%	to	-7.92%
Voya Russell™ Large Cap Value Index Portfolio - Class S
	2022		501	$16.18	to	$32.19	$14,169	1.06%	1.00%	to	1.85%	-7.17%	to	-7.95%
*	2021		507	$17.33	to	$34.78	$15,237	1.97%	1.00%	to	1.85%	21.53%	to	20.47%
*	2020		585	$14.26	to	$28.36	$14,381	0.87%	1.00%	to	2.00%	0.14%	to	-0.84%
*	2019		645	$14.24	to	$28.60	$15,863	1.17%	1.00%	to	2.00%	24.37%	to	23.12%
*	2018		448	$11.45	to	$23.23	$8,147	2.11%	1.00%	to	2.00%	-7.81%	to	-8.72%
50

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

		Fund		Unit Fair Value			Net	Investment				Total ReturnD
		Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
Division	Year	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
	2022		224	$10.89	to	$39.05	$7,944	0.00%	1.00%	to	2.00%	-27.16%	to	-27.90%
*	2021		256	$15.10	to	$54.70	$12,748	0.02%	1.00%	to	2.00%	10.87%	to	9.77%
*	2020		342	$13.62	to	$49.83	$15,590	0.16%	1.00%	to	2.00%	33.27%	to	31.83%
*	2019		392	$10.22	to	$37.80	$13,589	0.25%	1.00%	to	2.00%	1.39%	to	31.85%
	2018		111	$31.18	to	$28.67	$3,365	0.42%	1.15%	to	2.00%	-6.45%	to	-7.28%
Voya Russell™ Mid Cap Index Portfolio - Class S
	2022		128	$28.08	to	$24.91	$3,352	0.62%	1.05%	to	1.85%	-18.40%	to	-19.07%
	2021		125	$34.51	to	$30.87	$4,038	0.85%	1.05%	to	1.85%	20.54%	to	19.56%
	2020		156	$28.63	to	$25.82	$4,207	0.98%	1.05%	to	1.85%	15.07%	to	14.15%
	2019		177	$24.88	to	$22.62	$4,140	1.34%	1.05%	to	1.85%	28.38%	to	27.36%
	2018		205	$19.38	to	$17.47	$3,764	1.23%	1.05%	to	2.00%	-10.48%	to	-11.36%
Voya Russell™ Small Cap Index Portfolio - Class S
	2022		239	$24.08	to	$20.89	$5,397	0.45%	1.05%	to	2.00%	-22.67%	to	-23.40%
	2021		271	$30.77	to	$26.95	$7,844	0.49%	1.05%	to	2.00%	12.83%	to	11.78%
	2020		329	$27.27	to	$24.11	$8,473	0.81%	1.05%	to	2.00%	18.10%	to	16.93%
	2019		366	$23.09	to	$20.62	$7,990	0.55%	1.05%	to	2.00%	23.48%	to	22.30%
	2018		205	$18.70	to	$16.86	$3,631	0.89%	1.05%	to	2.00%	-12.37%	to	-13.23%
Voya Small Company Portfolio - Class S
	2022		62	$23.63	to	$21.60	$1,443	0.00%	1.00%	to	1.85%	-18.40%	to	-19.10%
*	2021		72	$28.71	to	$26.47	$2,030	0.00%	1.00%	to	1.85%	13.34%	to	12.35%
*	2020		115	$25.33	to	$23.56	$2,877	0.23%	1.00%	to	1.85%	10.90%	to	9.99%
*	2019		108	$22.84	to	$21.42	$2,426	0.13%	1.00%	to	1.85%	24.60%	to	23.53%
*	2018		125	$18.33	to	$17.34	$2,272	0.26%	1.00%	to	1.85%	-16.91%	to	-17.62%
Voya U.S. Bond Index Portfolio - Class S
	2022		298	$11.55	to	$9.95	$3,240	1.91%	1.00%	to	2.00%	-13.61%	to	-14.45%
	2021		314	$13.47	to	$11.72	$4,001	1.83%	1.00%	to	2.00%	-3.09%	to	-4.09%
	2020		407	$13.90	to	$12.22	$5,377	2.45%	1.00%	to	2.00%	5.95%	to	4.89%
	2019		360	$13.12	to	$11.65	$4,512	2.12%	1.00%	to	2.00%	6.93%	to	5.81%
	2018		339	$12.27	to	$11.01	$3,990	2.03%	1.00%	to	2.00%	-1.60%	to	-2.57%
Voya MidCap Opportunities Portfolio - Class S
	2022		268	$34.52	to	$27.02	$7,925	0.00%	1.00%	to	2.00%	-24.94%	to	-25.71%
	2021		301	$46.62	to	$36.86	$12,084	0.00%	1.00%	to	2.00%	10.71%	to	9.57%
	2020		338	$42.11	to	$33.64	$12,334	0.07%	1.00%	to	2.00%	39.39%	to	37.98%
	2019		411	$30.21	to	$24.38	$10,792	0.13%	1.00%	to	2.00%	27.74%	to	26.45%
	2018		521	$23.65	to	$19.28	$10,743	0.00%	1.00%	to	2.00%	-8.62%	to	-9.53%
Voya SmallCap Opportunities Portfolio - Class S
	2022		9	$23.74	to	$30.92	$240	0.00%	1.00%	to	1.45%	-24.54%	to	-24.86%
*	2021		11	$31.27	to	$40.90	$370	0.00%	1.00%	to	1.45%	3.34%	to	2.87%
*	2020		13	$30.26	to	$39.76	$434	0.00%	1.00%	to	1.45%	24.83%	to	24.21%
*	2019		17	$24.24	to	$32.01	$441	0.00%	1.00%	to	1.45%	24.12%	to	23.59%
*	2018		20	$19.53	to	$24.50	$427	0.00%	1.00%	to	1.85%	-16.93%	to	-17.65%

*	We identified immaterial errors in certain divisions related to the unit fair value and/or total return corresponding to the lowest to highest expense ratios which were corrected in 2022.
A	The Fund Inception Date represents the first date the fund received money.
B	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
C	The Expense Ratio considers only the annualized contract expenses borne directly by the Account, excluding expenses charged through the redemption of units, and is equal to the mortality and expense, administrative, and other charges, as defined in the Charges and Fees Note.
D	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. These percentages represent the range of total returns available as of the report date and correspond with the expense ratio lowest to highest.

(b)	As investment Division had no investments until 2019, this data is not meaningful and therefore not presented.
51

Report of Independent Auditors

The Board of Directors and Stockholder
ReliaStar Life Insurance Company of New York

Opinion

We have audited the statutory-basis financial statements of ReliaStar Life Insurance Company of New York (the Company), which comprise the balance sheets as of December 31, 2022 and 2021, and the related statements of operations, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 2022, and the related notes to the financial statements (collectively referred to as the “financial statements”).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2022 and 2021, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2022, on the basis of accounting described in Note 1.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company at December 31, 2022 and 2021, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2022.

Basis for Opinion

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the New York Department of Financial Services, which is a basis of accounting other than accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between these statutory accounting practices described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the New York Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditor's Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

•Exercise professional judgment and maintain professional skepticism throughout the audit.

•Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

/s/ Ernst & Young LLP

March 31, 2023

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Balance Sheets - Statutory Basis

	December 31
	2022	2021
	(In Thousands)
Admitted Assets
Cash and invested assets:
Bonds	$1,190,068	$1,197,479
Bonds - securities loaned and pledged	66,645	41,117
Preferred stocks	4,734	5,369
Common stocks	2,374	2,038
Mortgage loans	106,109	124,163
Contract loans	64,778	66,592
Securities lending collateral	57,078	39,929
Derivatives	1,108	253
Other invested assets	7,119	4,980
Cash and short term investments	48,377	38,946
Total cash and invested assets	1,548,390	1,520,866

Deferred and uncollected premiums	(1,843)	(7,128)
Accrued investment income	11,427	11,233
Reinsurance balances recoverable	42,362	75,308
Net deferred tax asset	13,450	18,413
Other assets	596	1,655
Separate account assets	450,415	638,269
Total admitted assets	$2,064,797	$2,258,616

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Balance Sheets - Statutory Basis

	December 31
	2022	2021
	(In Thousands, except share amounts)
Liabilities and Capital and Surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$958,688	$982,086
Accident and health reserves	26,818	17,158
Deposit type contracts	52,808	58,055
Policyholders’ funds	110	115
Dividends payable	1,216	1,199
Policy and contract claims	42,516	26,043
Total policy and contract liabilities	1,082,156	1,084,656

Interest maintenance reserve	6,618	5,785
Accounts payable and accrued expenses	3,325	1,090
Reinsurance balances	2,925	16,527
Indebtedness to related parties	22,422	16,423
Current federal income taxes payable including $2,928 and $6,841 on realized capital gains at December 31, 2022 and 2021, respectively	4,344	5,509
Asset valuation reserve	4,140	1,903
Net transfers from separate accounts due or accrued	(140)	(348)
Derivatives	227	856
Payable for securities lending	57,078	39,929
Other liabilities	25,982	14,980
Separate account liabilities	450,415	638,269
Total liabilities	1,659,492	1,825,579

Capital and surplus:
Common stock: $2.00 par value; 1,377,863 shares authorized, issued
and outstanding	2,756	2,756
Paid in and contributed surplus	228,881	228,881
Unassigned surplus	173,668	201,400
Total capital and surplus	405,305	433,037
Total liabilities and capital and surplus	$2,064,797	$2,258,616

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Statements of Operations – Statutory Basis

	Year ended December 31
	2022	2021	2020
	(In Thousands)
Premiums and other revenues:
Life, annuity, and accident and health premiums	$135,749	$(928,785)	$131,966
Considerations for supplementary contracts with life contingencies	2,669	(93,860)	22,584
Net investment income	66,443	66,904	95,588
Amortization of interest maintenance reserve	(208)	(265)	(724)
Commissions, expense allowances and reserve adjustments on reinsurance ceded	(47,502)	433,460	11,395
Other revenue	13,369	16,770	15,386
Total premiums and other revenues	170,520	(505,776)	276,195
Benefits paid or provided:
Death benefits	61,953	59,312	98,741
Annuity benefits	5,344	5,901	33,449
Surrender benefits and withdrawals	35,772	39,143	78,650
Interest and adjustments on contract or deposit-type contract funds	397	2,573	2,709
Accident and health benefits	68,025	39,009	56,258
Other benefits	3,648	1,614	10,922
(Decrease) increase in life, annuity and accident and health reserves	(13,737)	(708,902)	32,530
Net transfers from separate accounts	(66,274)	(88,504)	(75,180)
Total benefits paid or provided	95,128	(649,854)	238,079
Insurance expenses and other deductions:
Commissions	8,880	8,859	8,865
General expenses	28,879	22,783	38,351
Insurance taxes, licenses and fees	6,073	5,070	6,216
Gains released from interest maintenance reserve	—	(85,565)	—
Deferred gain on reinsurance	—	103,888	—
Other deductions	48	2,993	1,574
Total insurance expenses and other deductions	43,880	58,028	55,006
Gain (loss) from operations before policyholder dividends, federal income taxes and net realized capital gains	31,512	86,050	(16,890)
Dividends to policyholders	1,180	1,094	1,269
Gain (Loss) from operations before federal income taxes and net realized capital gains	30,332	84,956	(18,159)
Federal income tax expense (benefit)	6,176	(22,031)	3,690
Gain (loss) from operations before net realized capital gains	24,156	106,987	(21,849)
Net realized capital gains	950	2,338	2,738
Net income (loss)	$25,106	$109,325	$(19,111)
The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Statements of Changes in Capital and Surplus – Statutory Basis

	Year ended December 31
	2022	2021	2020
	(In Thousands)
Common stock:
Balance at beginning and end of year	$2,756	$2,756	$2,756

Paid in and contributed surplus:
Balance at beginning and end of year	228,881	228,881	228,881

Unassigned surplus:
Balance at beginning of year	201,399	11,481	71,725
Net income (loss)	25,106	109,325	(19,111)
Change in net unrealized capital (losses) gains	(485)	2,132	(13,570)
Change in nonadmitted assets	(3,051)	38,424	(15,334)
Change in reserve on account of change in valuation basis	—	—	(14,749)
Change in reserve on account of change in SA valuation basis	—	—	1,311
Change in liability for reinsurance in unauthorized companies	6,673	(6,664)	212
Change in asset valuation reserve	(2,237)	(142)	(500)
Change in net deferred income tax	(1,743)	(50,597)	7,919
Dividends to stockholder	(43,000)	—	—
Deferred gain on reinsurance of existing business	—	103,888	—
Amortization of gain on reinsurance	(6,133)	(9,270)	(2,885)
Cumulative effect of change in accounting principle	—	—	(3,537)
Prior period adjustment	(2,861)	2,822	—
Balance at end of year	173,668	201,399	11,481
Total capital and surplus	$405,305	$433,036	$243,118

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Statement of Cash Flows—Statutory Basis

	Year ended December 31
	2022	2021	2020
	(In Thousands)
Operations
Premiums, policy proceeds, and other considerations received, net of reinsurance paid	$143,976	$14,451	$154,136
Net investment income received	65,877	66,616	93,772
Commissions and expenses paid	(41,326)	(39,200)	(55,334)
Benefits paid	(196,384)	(303,059)	(258,392)
Net transfers from separate accounts	66,481	88,446	72,656
Dividends paid to policyholders	(1,168)	(1,187)	(1,217)
Federal income taxes (paid) recovered	(3,985)	11,664	5,809
Miscellaneous income	8,791	137,645	24,203
Net cash provided by (used in) operations	42,262	(24,624)	35,633

Investment Activities
Proceeds from investments sold, matured, or repaid:
Bonds	398,609	234,255	315,682
Stocks	—	4,235	897
Mortgage loans	18,053	14,468	9,343
Other invested assets	—	13	14
Net (loss) gain on cash and short term investments	(1)	(26)	34
Miscellaneous proceeds	5,040	5,107	81,729
Total investment proceeds	421,701	258,052	407,699

Cost of investments acquired:
Bonds	418,317	268,601	274,645
Stocks	999	5,389	725
Mortgage loans	—	—	6,000
Other invested assets	—	1,159	—
Miscellaneous applications	18,991	32,748	473
Total cost of investments acquired	438,307	307,897	281,843
Net decrease in contract loans	1,776	3,638	3,204
Net cash (used in) provided by investment activities	(14,830)	(46,207)	129,060

Financing and Miscellaneous Activities
Other cash (applied) provided:
Net withdrawals on deposit type contracts	(5,247)	(11,667)	(1,827)
Dividends paid to stockholder	(43,000)	—	—
Other cash provided (applied)	30,246	17,456	(97,820)
Net cash (used) provided in financing and miscellaneous activities	(18,001)	5,789	(99,647)
Net increase (decrease) in cash and short term investments	9,431	(65,042)	65,046
Cash and short term investments:
Beginning of year	38,946	103,988	38,942
End of year	$48,377	$38,946	$103,988

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Statement of Cash Flows—Statutory Basis

Note: Supplemental disclosures of cash flow information for non-cash transactions:
Reinsurance asset transfer	$—	$643,923	$—

In 2022, due to a an implementation of new software, the Company revised its approach for calculating the Statement of Cash Flows. The current methodology, which is based on the guidance provided in the NAIC Instructions, resulted in classification changes for certain amounts. The Company has restated the prior period balances using the current methodology to provide comparable presentation for all periods disclosed. There is no impact to the beginning or ending cash balance as a result of this update.
The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

1.Organization and Significant Accounting Policies
ReliaStar Life Insurance Company of New York (the "Company") is domiciled in New York and is a wholly owned subsidiary of ReliaStar Life Insurance Company ("ReliaStar"), an insurance company domiciled in Minnesota. ReliaStar is a wholly owned subsidiary of Voya Holdings Inc. (“Voya Holdings”), a Connecticut holding and management company. Voya Holdings is a wholly owned subsidiary of Voya Financial, Inc., a publicly traded corporation with its common stock listed on the New York Stock Exchange, under the symbol "VOYA."

On January 4, 2021, the Company's ultimate parent, Voya Financial, Inc., consummated a series of transactions (collectively, the “Individual Life Transaction”) pursuant to a Master Transaction Agreement dated December 18, 2019 (the "Resolution MTA") with Resolution Life U.S. Holdings Inc. ("Resolution Life US"), pursuant to which Resolution Life US acquired all of the shares of the capital stock of Security Life of Denver Insurance Company (“SLD”) and Security Life of Denver International Limited ("SLDI") as well as several subsidiaries of SLD and one subsidiary of SLDI. As part of the Individual Life Transaction, Voya Financial, Inc. reinsured to SLD certain in scope individual life insurance and annuities business of several of the Company’s affiliates, including a 75% quota share of the Company’s in-scope individual life, annuity, and employee benefit business. The Company remains a subsidiary of Voya Financial, Inc. This transaction resulted in the disposition of substantially all of the Voya Financial, Inc.’s life insurance and legacy non-retirement annuity businesses and related assets. As of January 4, 2021, SLD and SLDI as well as several subsidiaries of SLD and one subsidiary of SLDI are no longer affiliates of the Company.

As a result of the transaction the Company reinsured $693 of policyholder liabilities under indemnity coinsurance and modified coinsurance arrangements. The Company ceded $1,048 in premiums and recognized a $104 deferred gain.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Description of Business

The Company principally provides and distributes life insurance and related financial services products, including group life, and health products and services. The Company’s strategy is to offer a wide variety of products and services designed to address customers’ needs for financial security, especially tax advantaged savings for retirement and protection in the event of death. The Company is presently licensed in all 50 states and the District of Columbia.

Use of Estimates

The preparation of the financial statements of the Company requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Recently Adopted Accounting Principles

The Company prospectively adopted VM-20 effective January 1, 2020 for new sales of certain employee benefits life insurance policies, as required by the valuation manual.

Commissioners Annuity Reserve Valuation Method ("CARVM") for variable annuities is interpreted in Actuarial Guidance 43 ("AG43") which first became effective on December 31, 2009 for all variable annuity contracts issued on or after January 1, 1981.  AG43 was subsequently incorporated in Valuation Manual 21: Requirements for Principle-Based Reserves for Variable Annuities ("VM-21"). VM-21, which was initially very similar to AG 43, was effective for all variable annuity contracts issued on or after January 1, 2017. The Company has not sold variable annuity contracts since 2009.  AG43 was revised in 2019, effective January 1, 2020.  As a result of the revisions, AG43 reserve guidance is essentially identical to the VM-21 reserve guidance.  The Company adopted the revisions effective January 1, 2020.  The 2020 revisions include provision for an optional phase-in.  The Company has not elected the phase-in.  The 2020 revisions include a new standard projection amount.  Of the two options available for calculation of the standard projection amount, the Company has elected the Conditional Tail Expectation ("CTE") with Prescribed Assumptions ("CTEPA") method.  For the Company, there is an additional New York Floor which follows AG43 standard scenario with adjustments to the prescribed assumptions established by New York Department of Financial Services. The net impact of the revisions to surplus is a decrease of $18.3. Impact to the separate account change in valuation basis is an increase of $1.3.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Correction of Errors

In the first quarter of 2022, the Company determined that it had overstated its Net Income for 2021 by $3.2 due to a reinsurance settlement error. To correct the error, the Company recognized a cumulative prior period adjustment to decrease the surplus in accordance with the provisions of SSAP No. 3, Accounting Changes and Corrections of Errors ("SSAP No. 3").

In the third quarter of 2022, the Company determined that it had understated its Net Income for 2021 by $0.4 due to an under ceding of commissions. To correct the error, the Company recognized a cumulative prior period adjustment to increase the surplus in accordance with the provisions of SSAP No. 3.

In 2021, the Company determined that it had overstated its Current Federal Income Tax Payable by $2.8. To correct the error, the Company recognized a cumulative prior period adjustment increase to surplus of $2.8 in accordance with the provisions of SSAP No. 3, Accounting Changes and Corrections of Errors. The impact of this error was an overstatement of 2020 net income by $0.7.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the New York Department of Financial Services ("NYDFS"), which practices differ from United States Generally Accepted Accounting Principles (“U.S. GAAP”). The more significant variances from U.S. GAAP are:

Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or fair value based on a designation assigned by the National Association of Insurance Commissioners ("NAIC").

The Company periodically reviews the value of its investments in bonds and mandatorily redeemable preferred stocks. If the fair value of any investment falls below its cost basis, the decline is analyzed to determine whether it is an other-than-temporary decline. To make this determination for each security, the following are some of the factors considered:

•The length of time and the extent to which the fair value has been below cost.
•The financial condition and near-term prospects of the issuer of the security, including any specific events that may affect its operations or earnings potential.
•The Company's intent to sell the security prior to its maturity at an amount below its carrying value.
•The Company's intent and ability to hold the security long enough for it to recover its fair value.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Based on the analysis, the Company makes a judgment as to whether the decline in fair value is other–than-temporary. When an other-than-temporary impairment (“OTTI”) is recorded because there is intent to sell or the Company does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis, the security is written down to fair value. The interest related OTTI is deferred through the interest maintenance reserve (“IMR”) and the non-interest related OTTI is included in the asset valuation reserve (“AVR”) in the period that the OTTI is considered to have occurred as prescribed by the NAIC.  Losses resulting from OTTI charges, net of transfers to IMR, are recorded within net realized capital gains (losses) in the statements of operations.

The Company invests in structured securities, including residential mortgage backed securities/ collateralized mortgage obligations, asset backed securities, collateralized debt obligations, and commercial mortgage backed securities. Structured securities are reported at amortized cost or fair value based on a designation assigned by the NAIC. They are amortized using the interest method over the period which repayment of principal is expected to occur.

For structured securities in unrealized loss positions, the Company determines whether it has the intent to sell or the intent and ability to hold the security for a period of time sufficient to recover the amortized cost. If the Company has the intent and ability to hold the security to recovery, the Company must compare the present value of the expected future cash flows for this security to its carrying value. If the present value of the expected future cash flows for the security is lower than its carrying value, the security is written down to its present value of the expected future cash flows.

Net realized gains and losses on disposed investments are reported in the statements of operations, net of federal income tax and transfers to the IMR.

Under U.S. GAAP, the Company’s fixed maturities are designated at purchase as trading or available-for-sale, except for those accounted for using the fair value option ("FVO"). Fixed maturity investments are reported at fair value. For FVO securities or those designated as trading, changes in fair value are reported in the statements of operations. Available-for-sale securities are reported at fair value with changes in fair value reported as a separate component of other comprehensive income (loss) in shareholder’s equity. For available-for-sale securities for which the Company has determined that a credit loss exists, the present value of cash flows expected to be collected from the security are compared to the amortized cost basis of the security. If the present value of cash flows expected to be collected is less than the amortized cost basis, a credit loss allowance is recorded for the credit loss, limited by the amount that the fair value is less than the amortized cost basis. Changes in the allowance for credit losses are recorded in the statements of operations.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Asset Valuation Reserve: The AVR is intended to establish a reserve to offset potential credit related investment losses on most invested asset categories. AVR is determined by an NAIC prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is recorded directly to unassigned surplus.

Interest Maintenance Reserve: Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five year bands. The Company reports the net deferral of IMR as a liability on the accompanying balance sheets. When the net deferral of IMR is negative, the amount is reported as a component of other assets and nonadmitted.

Cash and Short-term Investments: Cash and short-term investments represent cash balances, demand deposits and short-term fixed maturity investments with initial maturities of one year or less at the date of acquisition.

Under U.S. GAAP, the corresponding caption of cash and cash equivalents includes cash on hand, amounts due from banks and other highly liquid investments, such as money market instruments and debt instruments with maturities of three months or less at the time of purchase. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase.

Derivatives: The Company follows the hedge accounting guidance in SSAP No. 86, Derivatives (“SSAP No. 86”) for derivative transactions. Under SSAP No. 86, derivatives that are deemed effective hedges are accounted for entirely in a manner which is consistent with the underlying hedged item. Derivatives used in hedging transactions that do not meet the requirements of SSAP No. 86 as an effective hedge are carried at fair value with the change in value recorded in surplus as unrealized gains or losses. Embedded derivatives are not accounted for separately from the host contract.

Under U.S. GAAP, the effective and ineffective portions of a cash flow hedge are accounted for separately. The effective portion of the gain or loss on the derivative instrument is reported as a component of accumulated other comprehensive income and reclassified into earnings in the same periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction. The ineffective portion of the derivative's change in value, if any, along with any of the derivative's change in value that is excluded from the assessment of hedge effectiveness, are recorded in other net realized capital gains (losses). For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument, as well as the hedged item, to the extent of the risk being hedged, are recognized in other net realized capital gains (losses). An embedded derivative within a contract that is not clearly and closely related to the economic

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

characteristics and risk of the host contract is reported with the host contract on the balance sheets at fair value, and the change in fair value is recorded in income.

Mortgage Loans: Mortgage loans are reported at amortized cost, less write downs for impairments. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the lesser of either the present value of expected cash flows from the loan, discounted at the loan’s original purchase yield or fair value of the collateral. For those mortgages that are determined to require foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in net realized capital gains (losses).

Under U.S. GAAP, the Company reports mortgage loans at amortized cost, net of allowance for credit losses. Management estimates the credit loss allowance balance using a factor-based method of probability of default and loss given default which incorporates relevant available information, from internal and external sources, relating to past events, current conditions, and reasonable and supportable forecasts. The change in the allowance for credit losses is recorded in net realized capital gains (losses) in the statements of operations. Loans are written off against the allowance when management believes the uncollectability of a loan balance is confirmed.

Deferred Income Taxes: Deferred tax assets and liabilities represent the future tax recoveries or obligations associated with the accumulation of temporary differences between the tax and financial statement bases of the Company’s assets and liabilities. Deferred tax assets are provided for and admitted to an amount determined under a standard formula in accordance with SSAP No. 101, Income Taxes ("SSAP No. 101"). A valuation allowance is required if based on the available evidence, it is more likely than not (a likelihood of more than 50 percent) that some portion or all of the gross deferred tax assets will not be realized. This assessment is determined on a separate reporting entity basis.

After reduction for any valuation allowance, the Company follows the admissibility formula prescribed under SSAP No. 101. These provisions limit the amount of gross deferred tax assets that can be admitted to surplus to those for which ultimate recoverability can be demonstrated. This limitation is based on availability of taxes paid in prior years that could be recovered through carrybacks, the expected timing of reversals for accumulated temporary differences over the next three years to offset future taxes, surplus limits, and the amount of gross deferred tax liabilities available for offset. Any deferred tax assets not covered under the formula are nonadmitted.
SSAP No. 101 requires all changes in deferred tax balances to be included as surplus adjustments; under U.S. GAAP, however, most changes in deferred tax balances are recorded in the income statement (with the exception of certain items that are recorded through Other

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Comprehensive Income or directly to the equity section of the balance sheet) as a component of the total income tax provision.
U.S. GAAP also requires that deferred taxes be included for all jurisdictions that determine taxes based on income. Thus deferred state income taxes must be recorded under U.S. GAAP. SSAP No. 101, however, specifically prohibits establishing deferred state income tax assets and liabilities.
Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred.

Under U.S. GAAP, incremental, direct costs of contract acquisition and certain costs related directly to successful acquisition activities are capitalized. Indirect or unsuccessful acquisition costs, maintenance, product development and overhead expenses are charged to expense as incurred. In addition, the outstanding value of in force business acquired is capitalized. For certain traditional life insurance, to the extent recoverable from future gross profits, acquisition costs are amortized over the premium payment period in proportion to the present value of expected gross premium. For universal life insurance and investment products, to the extent recoverable from future gross profits, acquisition costs are amortized over the estimated lives of the contracts in relation to the emergence of estimated gross profits.

Premiums: Life premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

Under U.S. GAAP, premiums related to traditional life insurance contracts and payout contracts with life contingencies are recognized as revenue when due. Amounts received for investment-type, universal life-type, fixed annuities, payout contracts without life contingencies and fixed-indexed annuity contracts are reported as deposits to contract owner account balances. Revenues from these contracts consist primarily of fees assessed against the contract owner account balance for mortality and policy administration charges.

Benefits Paid or Provided: Benefits incurred for universal life and annuity policies represent the total of death benefits paid and the change in policy reserves.

Under U.S. GAAP, benefits and expenses for investment-type, universal life-type, fixed annuities, payout contracts without life contingencies and fixed-indexed annuity contracts include claims in excess of related account balances, expenses of contract administration and interest credited to contract owner account balances.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Benefit and Contract Reserves: Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium method and Commissioners’ Reserve Valuation method (“CRVM”) using statutory rates for mortality and interest.

Under U.S. GAAP, policy reserves for traditional products are based upon the net level premium method utilizing best estimates of mortality, interest, and withdrawals prevailing when the policies were sold. For interest sensitive products, the U.S. GAAP policy reserve is equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

Reinsurance: Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves. Commissions allowed by reinsurers on business ceded are reported as income when received. Losses generated in certain reinsurance transactions are recognized immediately in income, with gains reported as a separate component of surplus and amortized over the remaining life of the business. For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the treaty be recorded as an offsetting liability and charged against unassigned surplus.

Under U.S. GAAP, ceded future policy benefits and contract owner liabilities are reported gross on the balance sheets. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the balance sheets and are stated net of allowances for credit losses, which are charged to earnings. Gains and losses on reinsurance, including commission and expense allowances, are deferred and amortized over the remaining life of the business.

Nonadmitted Assets: Certain assets designated as “nonadmitted,” principally disallowed IMR, non operating systems software, past due agents’ balances, furniture and equipment, intangible assets, and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. In addition, non-admitted assets include deferred tax assets that are not admissible under SSAP No. 101.  See Deferred Income Taxes above.

Policyholder Dividends: Policyholder dividends are recognized when declared.

Reconciliation to U.S. GAAP: The effects of the preceding variances from U.S. GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

Other significant accounting practices are as follows:

Certain reclassifications may be made to prior year amounts to maintain comparability of the years presented.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Investments: Investments are stated at values prescribed by the NAIC, as follows:

Bonds not backed by other loans are stated at either amortized cost using the yield to worst method or the lower of cost or fair market value. The Company does not have any SVO-Identified investments as defined in SSAP No. 26R, Bonds-Revised.

Loan-backed securities are stated at either amortized cost or the lower of amortized cost or fair market value. Amortized cost is determined using the interest method and includes anticipated prepayments. The prospective adjustment method is used to determine the amortized cost for the majority of loan-backed and structured securities. For certain securities, the retrospective adjustments methodology is utilized, including agency and non-agency pools.

Redeemable preferred stocks rated as medium quality or better are valued at amortized cost. All other redeemable preferred stocks are reported at the lower of amortized cost or fair value and Perpetual preferred stocks are reported at its fair value with a ceiling of its effective call price.

Common stocks are reported at fair value and the related unrealized capital gains/losses are reported in unassigned surplus along with adjustment for federal income taxes.

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions, through a lending agent, for short periods of time. The Company has the right to approve any institution with whom the lending agent transacts on its behalf. Initial cash and/or non-cash collateral is required at a rate of 102% of the market value of the loaned securities. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. The lending agent indemnifies the Company against losses resulting from the failure of a counterparty’s ability to return securities pledged where collateral is insufficient to cover the loss. Under the securities lending program, the Company also accepts non-cash collateral in the form of securities. The securities retained as collateral may not be sold or re-pledged, except in the event of default, and are not reflected in the Company’s Balance Sheet. This collateral generally consists of U.S. Treasury, U.S. Government agency securities and Mortgage-Backed Securities pools.

Short term investments are reported at amortized cost which approximates fair value.

Partnership interests, which are included in other invested assets, are reported at the underlying audited U.S. GAAP equity of the investee. Changes in surplus from distributions are reported in investment income.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Residual collateralized mortgage obligations, which are included in other invested assets on the balance sheet, are reported at amortized cost using the effective interest method.

Realized capital gains and losses are generally determined using the first in first out method.

The Company’s use of derivatives is primarily for economic hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk. For those derivatives in effective hedging relationships, the Company values all derivative instruments on a consistent basis with the hedged item. Upon termination, gains and losses on instruments are included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items. Any unamortized gains or losses are recognized when the underlying hedged items are sold. The unrealized gains and losses from derivatives not designated as accounting hedges are reported at fair value through surplus. Upon termination, interest related gains and losses on asset hedges are included in IMR and are amortized over the remaining lives of the derivatives; other gains and losses are included in the AVR. The Company enters into the following derivatives:

Credit Contracts:

Credit default swaps: Credit default swaps are used to reduce credit loss exposure with respect to certain assets that the Company owns, or to assume credit exposure on certain assets that the Company does not own. Payments are made to or received from the counterparty at specified intervals. In the event of a default on the underlying credit exposure, the Company will either receive a payment (purchased credit protection) or will be required to make a payment (sold credit protection) equal to the par minus recovery value of the swap contract. The Company utilizes these contracts in replication and non qualifying hedging relationships.

Equity Contracts:

Futures: Futures contracts are used to hedge against a decrease in certain equity indices. Such decreases may result in a decrease in variable annuity account values which would increase the possibility of the Company incurring an expense for guaranteed benefits in excess of account values. The Company may also use futures contracts as a hedge against an increase in certain equity indices. Such increases may result in increased payments to the holders of the Fixed Indexed Annuities ("FIA") contracts. The Company enters into exchange traded futures with regulated futures commissions that are members of the exchange. The Company also posts initial and variation margin with the exchange on a daily basis. The Company utilizes exchange-traded futures in non-qualifying hedging relationships.

Options: The Company used equity options to hedge against an increase in various equity indices. Such increases resulted in increased payments to the holders of the FIA contracts.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The Company paid an upfront premium to purchase these options. The Company utilized these options in non-qualifying hedging relationships.

Foreign Exchange Contracts:

Foreign exchange swaps: The Company uses foreign exchange or currency swaps to reduce the risk of change in the value, yield or cash flows associated with certain foreign denominated invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows against U.S. dollar cash flows at regular periods, typically quarterly or semi-annually. The Company utilizes these contracts in qualifying hedging relationships.

Interest Rate Contracts:

Interest rate swaps: Interest rate swaps were used by the Company primarily to reduce market risks from changes in interest rates. Using interest rate swaps, the Company agreed with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest payments, calculated by reference to an agreed upon notional principal amount. These transactions were entered into pursuant to master agreements that provide for a single net payment to be made to/from the counterparty at each due date. The Company utilized these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Total return swaps: The Company uses total return swaps as a hedge of interest related risks within various Legacy Annuity products. Using total return swaps, the Company agrees with another party to exchange, at specified intervals, the difference between the economic performance of assets or a market index and a fixed or variable funding multiplied by reference to an agreed upon notional amount., No cash is exchanged at the onset of the contracts. Cash is paid and received over the life of the contract based upon the terms of the swaps. The Company utilizes these contracts in non-qualifying hedging relationships.

Contract Loans: Contract loans are reported at unpaid principal balances but not in excess of the cash surrender value of the related insurance/annuity policy.

Aggregate Reserve for Life Policies and Contracts: Life, annuity, and accident and health reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. Interest rates range from 1.00% to 9.50% for 2022.

The Company waives the deduction of deferred fractional premiums upon the death of the insured. It is the Company’s practice to return a pro rata portion of any premium paid beyond

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

the policy month of death, although it is not contractually required to do so for certain issues. A reserve has been established of $10.6 and $9.4 for any surrender value promised in excess of the legally computed reserves at December 31, 2022 and 2021, respectively.

The methods used in valuation of substandard policies are as follows:

For life, endowment and term policies issued substandard, the standard reserve during the premium paying period is increased by 50% of the gross annual extra premium. Standard reserves are held on Paid-Up Limited Pay contracts.

For reinsurance accepted with table rating, the reserve established is a multiple of the standard reserve corresponding to the table rating.

For reinsurance with flat extra premiums, the standard reserve is increased by 50% of the flat extra.

The amount of insurance in force for which the gross premiums are less than the net premiums, according to the standard of valuation required by the NYDFS, is $2.2 billion and $2.3 billion at December 31, 2022 and 2021, respectively. The amount of premium deficiency reserves for life policies on which gross premiums are less than the net premiums is $32.3 and $30.8 at December 31, 2022 and 2021, respectively.

Liability carried for premium deficiency reserves was $7.6 and $7.6 at December 31, 2022 and 2021, respectively. The Company anticipates investment income as a factor in the premium deficiency calculation in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts (“SSAP No. 54”).

The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance classified as group under Internal Revenue Code ("IRC") Section 79. The method of determination of tabular interest of funds not involving life contingencies is as follows: current year reserves, plus payments, less prior year reserves, less funds added.

Reinsurance: Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts and are consistent with the risks assumed. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense. Amounts applicable to reinsurance ceded for reserves and unpaid claim liabilities have been reported as reductions of these items, and expense allowances received in connection with reinsurance ceded have been reflected in operations. The Company establishes a receivable for amounts due from reinsurers for claims paid and other amounts recoverable under the terms of the reinsurance contracts.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Participating Insurance: Participating business approximates less than 1% of the Company’s ordinary life insurance in force and less than 4% of premium income. The amount of dividends to be paid to participating policyholders is determined annually by the Board of Directors. Amounts allocable to participating policyholders are based on published dividend projections or expected dividend scales.

Benefit Plans: The Company, through its parent or affiliates, provides noncontributory retirement plans for substantially all employees and certain agents. Pension costs are charged to operations as contributions are made to the plans. The Company, through its parent or affiliates, also provides a contributory retirement plan for substantially all employees.

Nonadmitted Assets: Nonadmitted assets are summarized as follows:

	December 31
	2022	2021
	(In Thousands)
Deferred federal income taxes	$40,875	$37,526
Receivables from parents, subsidiaries and affiliates	222	350
Deferred and uncollected premiums	330	355
Reinsurance recoverable	43	97
Other - suspense and clearing	145	236
Total nonadmitted assets	$41,615	$38,564

Changes in nonadmitted assets are reported directly in unassigned surplus as an increase or decrease in nonadmitted assets.

Claims and Claims Adjustment Expenses: Claims expenses represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2022. The Company does not discount claims and claims adjustment expense reserves. Such estimates are based on actuarial projections applied to historical claim payment data. Such liabilities are considered to be reasonable and adequate to discharge the Company’s obligations for claims incurred but unpaid as of December 31, 2022.

Guaranteed Benefits: For variable annuity guarantees, Valuation Manual 21 ("VM21") is followed. This guideline interprets how to apply the NAIC Commissioners’ Annuity Reserve Valuation Method to Variable Annuities. Minimum reserves are equal to a stochastic reserve plus an additional standard projection amount. Both reinsurance and hedging are also reflected. Taxes are not incorporated. All assumptions for the Standard Projected Amount are prescribed. All other assumptions are set by the actuary using prudent best-estimates except for prescribed asset defaults and spreads. Furthermore, NYDFS adopted an amendment to NY Regulation 213 ("NY Reg 213") effective January 1, 2020 which requires an additional floor reserve for NY entities. At adoption and at year end 2022, the NY Reg 213 reserve was

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

higher than the VM-21 reserves; therefore, the Company recorded the amounts equal to the NY Reg 213 reserves.

Separate Accounts: Most separate account assets and liabilities held by the Company represent funds held for the benefit of the Company’s variable life and annuity policy and contract holders who bear all of the investment risk associated with the policies. Such policies are of a non-guaranteed nature. All net investment experience, positive or negative, is attributed to the policy and contract holders’ account values. The assets and liabilities of these accounts are carried at fair value and are legally segregated and are not subject to claims that arise out of any other business of the Company. There are no product classification differences under U.S. GAAP.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

2.    Permitted Statutory Basis Accounting Practices
The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the NYDFS. The NYDFS recognizes only statutory accounting practices prescribed or permitted by the State of New York for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the New York Insurance Laws. The NAIC Accounting Practices and Procedures Manual has been adopted as a component of prescribed or permitted practices by the State of New York. The New York Superintendent of Financial Services ("Superintendent") has the right to permit other specific practices that deviate from prescribed practices.

The Company is required to identify those significant accounting practices that are permitted, and obtain written approval of the practices from the New York Department of Financial Services.

The NYDFS superintendent approved a permitted accounting practice that allows the Company to hold reserves computed in accordance with VM-A and VM-C for individual term life policies that convert into universal life policies, instead of Valuation Manual 20: Requirements for Principle-Based Reserves for Life Products ("VM-20") reserves as required by the valuation manual. As of December 31, 2022, there were 73 such policies with total face amount of $15.8 and reserves of $0.1.

Other than the permitted practice above, Company did not have any prescribed or permitted practices as of January 1, 2022.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

3.    Investments
Bonds and Equity Securities

The cost or amortized cost and fair value of bonds and equity securities are as follows:

	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2022
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$18,738	$—	$1,478	$17,260
Foreign other (par value - $253,882)	252,391	2,793	25,342	229,842
Foreign government (par value - $13,126)	14,013	148	1,968	12,193
Corporate securities	541,597	6,705	64,992	483,310
Residential mortgage backed securities	83,674	75	12,895	70,854
Commercial mortgage backed securities	234,802	36	33,207	201,631
Other asset backed securities	111,499	40	10,056	101,483
Total bonds	1,256,713	9,797	149,938	1,116,573
Preferred stocks	4,772	148	508	4,412
Common stocks	2,698	397	721	2,374
Total equity securities	7,470	545	1,229	6,786
Total	$1,264,183	$10,342	$151,167	$1,123,358

At December 31, 2021
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$25,206	$4,547	$82	$29,671
Foreign other (par value - $249,299)	250,477	30,028	825	279,680
Foreign government (par value - $10,855)	11,953	1,336	184	13,105
Corporate securities	571,930	97,521	1,445	668,006
Residential mortgage backed securities	75,194	1,453	901	75,746
Commercial mortgage backed securities	211,084	6,414	1,174	216,325
Other asset backed securities	92,752	2,362	316	94,798
Total bonds	1,238,595	143,661	4,927	1,377,331
Preferred stocks	4,772	721	26	5,467
Common stocks	1,899	378	239	2,038
Total equity securities	6,671	1,099	265	7,505
Total	$1,245,266	$144,760	$5,192	$1,384,834

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Reconciliation of bonds from amortized cost to carrying value is as follows:

	December 31
	2022	2021
	(In Thousands)
Cost or amortized cost	$1,256,713	$1,238,595
Adjustment for below investment grade bonds	—	1
Carrying value	$1,256,713	$1,238,596

The aggregate fair value of debt securities with unrealized losses and the time period that cost exceeded fair value are as follows:

	Less than 6 Months Below Cost	More than 6 Months and Less than 12 Months Below Cost	More than 12 Months Below Cost	Total
	(In Thousands)
At December 31, 2022
Fair value	$189,810	$574,191	$155,306	$919,307
Unrealized loss	8,701	98,317	42,920	149,938

At December 31, 2021
Fair value	$151,360	$32,842	$29,349	$213,551
Unrealized loss	2,045	1,414	1,468	4,927

The amortized cost and fair value of investments in bonds at December 31, 2022, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
	(In Thousands)
Maturity:
Due in 1 year or less	$13,091	$12,945
Due after 1 year through 5 years	78,389	74,610
Due after 5 years through 10 years	172,663	161,034
Due after 10 years	562,595	494,016
	826,738	742,605
Residential mortgage-backed securities	83,674	70,854
Commercial mortgage-backed securities	234,802	201,631
Other asset-backed securities	111,499	101,483
Total	$1,256,713	$1,116,573

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

In managing our risk exposure to subprime and Alt-A mortgages, we take into account collateral performance and structural characteristics associated with our various positions.

While the Company actively invests in and continues to manage a portfolio of such exposures in the form of securitized investments, the Company does not originate or purchase subprime or Alt-A whole-loan mortgages. Subprime lending is the origination of loans to customers with weaker credit profiles. The Company defines Alt-A mortgages to include the following: residential mortgage loans to customers who have strong credit profiles but lack some element(s), such as documentation to substantiate income; residential mortgage loans to borrowers that would otherwise be classified as prime but for which loan structure provides repayment options to the borrower that increase the risk of default; and any securities backed by residential mortgage collateral not clearly identifiable as prime or subprime.

The following table summarizes the Company’s exposure to subprime mortgage backed securities and Alt-A mortgage backed securities through other investments as of December 31, 2022, 2021, and 2020, respectively:

	Actual Cost	Book/Adjusted Carrying Value (excluding interest)	Fair Value	Other Than Temporary Impairment Losses Recognized
	(In Thousands)
December 31, 2022
Residential mortgage-backed securities	$275	$271	$260	$—
Structured securities	63	64	80	—
Total	$338	$335	$340	$—

December 31, 2021
Residential mortgage-backed securities	$331	$311	$345	$—
Structured securities	109	72	104	—
Total	$440	$383	$449	$—

December 31, 2020
Residential mortgage-backed securities	$430	$415	$443	$—
Structured securities	132	90	128	1
Total	$562	$505	$571	$1

The Company did not have underwriting exposure to subprime mortgage risk through investments in subprime mortgage loans, mortgage guaranty or financial guaranty insurance coverage as of December 31, 2022 or 2021.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows prepayment penalty and acceleration fees at December 31, 2022 and 2021:

	General Account	Separate Account
	(In Thousands)
2022
Number of CUSIPs	76	—
Aggregate Amount of Investment Income	$141	$—

2021
Number of CUSIPs	82	—
Aggregate Amount of Investment Income	$838	$—

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

There were no 5GI Securities as of December 31, 2022 and 2021.

Mortgage Loans

All mortgage loans are evaluated by seasoned underwriters, including an appraisal of loan-specific credit quality, property characteristics, and market trends, and assigned a quality rating using the Company’s internally developed quality rating system. The Company's mortgage loans on real estate are all commercial mortgage loans, held for investment.

The Company did not initiate new mortgage loans during 2022.

There were no taxes, assessments or any amounts advanced and not included in the mortgage loan total as of December 31, 2022 and 2021.

Property insurance is required on all collateral securing commercial real estate mortgage loans. Generally the coverage is “all risk” at a level equal to the replacement cost of the improvements. Additional coverage may be required to cover flood, windstorm and other risks associated with collateral type, use and location.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows an age analysis of mortgage loans by type and mortgage loans in which the insurer is a participant or co-lender in a mortgage loan agreement as of December 31, 2022 and 2021:

		Residential		Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
(In Thousands)
December 31, 2022
Recorded investment (all)
Current	$—	$—	$—	$—	$106,109	$—	$106,109
30-59 Days Past Due	—	—	—	—	—	—	—
60-89 Days Past Due	—	—	—	—	—	—	—
90-179 Days Past Due	—	—	—	—	—	—	—
180+ Days Past Due	—	—	—	—	—	—	—
Accruing Interest 90-179 Days Past Due
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Interest Accrued	—	—	—	—	—	—	—
Accruing Interest 180+ Days Past Due
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Interest Accrued	—	—	—	—	—	—	—
Interest Reduced
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Number of Loans	—	—	—	—	—	—	—
Percent Reduced	—%	—%	—%	—%	—%	—%	—
Participant or Co-lender in a Mortgage Loan Agreement
Recorded Investment	$—	$—	$—	$—	$70,528	$—	$70,528

		Residential		Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
(In Thousands)
December 31, 2021
Recorded investment (all)
Current	$—	$—	$—	$—	$124,163	$—	$124,163
30-59 Days Past Due	—	—	—	—	—	—	—
60-89 Days Past Due	—	—	—	—	—	—	—
90-179 Days Past Due	—	—	—	—	—	—	—
180+ Days Past Due	—	—	—	—	—	—	—

Accruing Interest 90-179 Days Past Due

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

		Residential		Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
(In Thousands)
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Interest Accrued	—	—	—	—	—	—	—
Accruing Interest 180+ Days Past Due
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Interest Accrued	—	—	—	—	—	—	—
Interest Reduced
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Number of Loans	—	—	—	—	—	—	—
Percent Reduced	—%	—%	—%	—%	—%	—%	—
Participant or Co-lender in a Mortgage Loan Agreement
Recorded Investment	$—	$—	$—	$—	$82,501	$—	$82,501

The following table shows investments in impaired mortgage loans held by the Company and the related average recorded investment, the interest income recognized and the investments on nonaccrual status pursuant to SSAP No. 34, Investment Income Due and Accrued as of December 31, 2022 and 2021:

		Residential		Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
	(in Thousands)
December 31, 2022
Average Recorded investment	$—	$—	$—	$—	$4,867	$—	$4,867
Interest income Recognized	—	—	—	—	194	—	194
Recorded Investments on Nonaccrual Status	—	—	—	—	—	—	—
Amount of Interest Income Recognized using a Cash-Basis Method of Accounting	—	—	—	—	195	—	195

December 31, 2021
Average Recorded investment	$—	$—	$—	$—	$4,937	$—	$4,937
Interest income Recognized	—	—	—	—	195	—	195
Recorded Investments on Nonaccrual Status	—	—	—	—	—	—	—
Amount of Interest Income Recognized using a Cash-Basis Method of Accounting	—	—	—	—	195	—	195

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The Company recognizes interest income on its impaired loans upon receipt.

The Company has no allowances for credit losses as of December 31, 2022 and 2021.

The Company has no mortgage loans derecognized as a result of foreclosure as of December 31, 2022 and 2021.

Net Realized Capital Gains and Losses

Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR as follows:

	December 31
	2022	2021	2020
	(In Thousands)
Realized capital (losses) gains	$(1,020)	$102,745	$5,678
Amount transferred to IMR (net of related taxes of $166 in 2022, $23,638 in 2021, and $1,542 in 2020)	(625)	(88,924)	(5,803)
Federal income tax benefit (expense)	2,596	(11,483)	2,863
Net realized capital gains (losses)	$950	$2,338	$2,738

Realized capital losses include losses of $0.5, $0.6 and $4.2 related to securities that have experienced an other-than-temporary decline in value during 2022, 2021 and 2020, respectively.

Proceeds from sales of investments in bonds and other fixed maturity interest securities were $325.2, $718.2 and $225.7 in 2022, 2021 and 2020, respectively. Gross gains of $6.1, $109.5 and $13.2 and gross losses of $5.0, $1.2 and $4.1 during 2022, 2021 and 2020, respectively, were realized on those sales. A portion of the gains and losses realized in 2022, 2021 and 2020 has been deferred to future periods in the IMR.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table discloses in aggregate the OTTI recognized in accordance with structured securities subject to SSAP No. 43R, Loan-backed and Structured Securities (“SSAP No. 43R”) during 2022 due to intent to sell or inability or lack of intent to hold to recovery.

	Amortized Cost Basis Before Other-than-Temporary Impairment	Other-than-Temporary Impairment Recognized
		Interest	Non-interest	Fair Value
(In Thousands)
First quarter:
Aggregate intent to sell	$—	$—	$—	$—
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total first quarter	$—	$—	$—	$—

Second quarter:
Aggregate intent to sell	$—	$—	$—	$—
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total second quarter	$—	$—	$—	$—

Third quarter:
Aggregate intent to sell	$535	$98	$—	$437
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total third quarter	$535	$98	$—	$437

Fourth quarter:
Aggregate intent to sell	$—	$—	$—	$—
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total fourth quarter	$—	$—	$—	$—

Total	N/A	$98	$—	N/A

The following table discloses in aggregate the OTTI recognized in accordance with structured securities subject to SSAP No. 43R during 2021 due to intent to sell or inability or lack of intent to hold to recovery.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

	Amortized Cost Basis Before Other-than-Temporary Impairment	Other-than-Temporary Impairment Recognized
		Interest	Non-interest	Fair Value
(In Thousands)
First quarter:
Aggregate intent to sell	$49	$1	$—	$48
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total first quarter	$49	$1	$—	$48

Second quarter:
Aggregate intent to sell	$—	$—	$—	$—
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total second quarter	$—	$—	$—	$—

Third quarter:
Aggregate intent to sell	$—	$—	$—	$—
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total third quarter	$—	$—	$—	$—

Fourth quarter:
Aggregate intent to sell	$—	$—	$—	$—
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total fourth quarter	$—	$—	$—	$—

Total	N/A	$1	$—	N/A

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table discloses in aggregate the OTTI recognized in accordance with structured securities subject to SSAP No. 43R during 2020 due to intent to sell or inability or lack of intent to hold to recovery.

	Amortized Cost Basis Before Other-than-Temporary Impairment	Other-than-Temporary Impairment Recognized
		Interest	Non-interest	Fair Value
	(In Thousands)
First quarter:
Aggregate intent to sell	$—	$—	$—	$—
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total first quarter	$—	$—	$—	$—

Second quarter:
Aggregate intent to sell	$20,284	$2,032	$—	$18,252
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total second quarter	$20,284	$2,032	$—	$18,252

Third quarter:
Aggregate intent to sell	$3,988	$113	$—	$3,875
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total third quarter	$3,988	$113	$—	$3,875

Fourth quarter:
Aggregate intent to sell	$—	$—	$—	$—
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total fourth quarter	$—	$—	$—	$—

Total	N/A	$2,145	$—	N/A

The total amount of OTTI’s recognized by the Company arising from the present value of expected cash flows being less than the amortized cost of structured securities subject to SSAP No. 43R was $0 in 2022 and 2021, and minimal in 2020.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table discloses, in the aggregate, all structured securities in an unrealized loss position for which an OTTI has not been recognized in accordance with the requirements of SSAP No. 43R. This includes securities with a recognized OTTI for non-interest related declines when a non-recognized interest related impairment remains:

	December 31, 2022
	Aggregate Amount of Unrealized Losses	Aggregate Fair Value of Securities with Unrealized Losses
	(In Thousands)
Less than 12 months	$27,461	$234,234
Greater than 12 months	28,697	132,646
Total	$56,158	$366,880

	December 31, 2021
	Aggregate Amount of Unrealized Losses	Aggregate Fair Value of Securities with Unrealized Losses
	(In Thousands)
Less than 12 months	$1,285	$108,240
Greater than 12 months	1,106	20,495
Total	$2,391	$128,735

Investment Income

Major categories of net investment income are summarized as follows:

	Year ended December 31
	2022	2021	2020
	(In Thousands)
Income:
Bonds	$57,992	$56,168	$80,961
Mortgage loans	4,386	5,916	7,471
Contract loans	4,736	4,864	8,904
Derivatives	403	1,738	782
Other	799	1,165	601
Total investment income	68,316	69,851	98,719
Investment expenses	(1,873)	(2,947)	(3,131)
Net investment income	$66,443	$66,904	$95,588

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Securities Lending

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions, through a lending agent, for short periods of time. The securities received in the program cannot be sold or repledged. As of December 31, 2022 and 2021, the fair value of securities retained as collateral by the lending agent on the Company’s behalf was $0.4 and $1.3, respectively.

The Company had loaned securities, which are reflected as invested assets on the balance sheets, with a fair value of approximately $54.8 and $39.9 at December 31, 2022 and 2021, respectively.

The aggregate fair value amount of collateral received, by specific time period, for securities lending agreements at December 31, 2022 and 2021 are shown below:

	At December 31, 2022	At December 31, 2021
	(In Thousands)
Open	$—	$—
30 days or less	33,817	11,768
31 to 60 days	8,932	4,157
61 to 90 days	4,150	4,900
Greater than 90 days	10,179	19,104
Securities received	—	—
Total collateral received	$57,078	$39,929

The Company uses cash collateral received for income generation and general liquidity purposes. At the end of the loan term, the Company will take back its securities, and the counterparty will receive the amount loaned, together with the agreed upon interest.

The Company has not pledged any of its assets as collateral that are not reclassified and separately reported on the balance sheet.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The aggregate amount of collateral reinvested, by specific time period, for securities lending agreements at December 31, 2022 and 2021 are shown below:

	Securities Lending
	Amortized Cost	Fair Value
	(In Thousands)
At December 31, 2022
Open	$—	$—
30 days or less	33,817	33,818
31 to 60 days	8,932	8,934
61 to 90 days	4,150	4,151
91 to 120 days	1,175	1,175
121 to 180 days	4,150	4,153
181 to 365 days	4,525	4,527
1 to 2 years	325	325
2 to 3 years	—	—
Greater than 3 years	4	4
Securities received	—	—
Total collateral reinvested	$57,078	$57,087

At December 31, 2021
Open	$—	$—
30 days or less	11,768	11,768
31 to 60 days	4,157	4,157
61 to 90 days	4,900	4,899
91 to 120 days	5,726	5,725
121 to 180 days	7,073	7,073
181 to 365 days	5,825	5,821
1 to 2 years	475	475
2 to 3 years	—	—
Greater than 3 years	5	5
Securities received	—	—
Total collateral reinvested	$39,929	$39,923

The maturity dates of the liabilities appropriately match the invested assets in the securities lending program.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The amounts held as collateral for transactions that extend beyond one year at December 31, 2022 and 2021 are shown below:

Description of Collateral	2022	2021
BAC_14BANK OF AMERICA NA CREDIT 4.55% - USD	$325	$—
GEWMC2006-1GEWMC 2006-1 A2A - USD	4	—
Total Collateral Extending beyond one year of 12/31/2022	$329	$—

Restricted Assets

The following table shows assets pledged as collateral or restricted at December 31, 2022:

	Gross (Admitted & Nonadmitted) Restricted
	General Account		Separate Account		Total Assets	Total From Prior Year	Increase/ (Decrease)	Total Nonadmitted Restricted		Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Restricted Asset Category	Total Assets	Supporting Separate Account Activity*	Total Assets	Supporting General Account Activity**					Total Admitted Restricted
	(In Thousands)
Collateral held under security lending agreements	$63,410	$—	$—	$—	$63,410	$34,964	$28,446	$—	$63,410	3.0%	3.1%
On deposit with states	2,685	—	—	—	2,685	4,739	(2,054)	—	2,685	0.1	0.1
Derivative Pledged Collateral	3,235	—	—	—	3,235	6,153	(2,918)	—	3,235	0.2	0.2
Total Restricted Assets	$69,330	$—	$—	$—	$69,330	$45,856	$23,474	$—	$69,330	3.3%	3.4%

* Subset of Total General Account Gross Restricted Assets
** Subset of Total Separate Account Restricted Assets

The following table shows assets pledged as collateral or restricted at December 31, 2021:

	Gross (Admitted & Nonadmitted) Restricted
	General Account		Separate Account		Total Assets	Total From Prior Year	Increase/(Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Restricted Asset Category	Total Assets	Supporting Separate Account Activity*	Total Assets	Supporting General Account Activity**
	(In Thousands)
Collateral held under security lending agreements	$34,964	$—	$—	$—	$34,964	$11,556	$23,408	$—	$34,964	1.5%	1.5%
On deposit with states	4,739	—	—	—	4,739	4,754	(15)	—	4,739	0.2	0.2
Derivative Pledged Collateral	6,153	—	—	—	6,153	26,247	(20,094)	—	6,153	0.3	0.3
Total restricted assets	$45,856	$—	$—	$—	$45,856	$42,557	$3,299	$—	$45,856	2.0%	2.0%

* Subset of Total General Account Gross Restricted Assets
** Subset of Total Separate Account Restricted Assets

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows collateral received and reflected as assets at December 31, 2022:

Collateral Assets	Book/Adjusted Carrying Value (BACV)	Fair Value	% of BACV to Total Assets (Admitted and Nonadmitted)*	% of BACV to Total Admitted Assets**
	(In Thousands)
General Account
Cash, Cash Equivalents and Short-Term Investments	$1,092	$1,092	0.07%	0.07%
Reinvested collateral assets owned	57,078	57,087	3.45%	3.54%
Total collateral Assets	$58,170	$58,179	3.52%	3.61%
*BACV divided by total assets excluding Separate Accounts
**BACV divided by total admitted assets excluding Separate Accounts

The Company has not received collateral reflected as assets in the separate account.

	1	2
	Amount	% of Liability to Total Liabilities
	(In Thousands)
Recognized Obligation to Return Collateral Asset (General Account)*	$58,170	4.81%
Recognized Obligation to Return Collateral Asset (Separate Account)**	$—	—%

*BACV divided by total liabilities excluding Separate Accounts
**BACV divided by total liabilities on Separate Accounts

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows collateral received and reflected as assets at December 31, 2021:

Collateral Assets	Book/Adjusted Carrying Value (BACV)	Fair Value	% of BACV to Total Assets (Admitted and Nonadmitted)*	% of BACV to Total Admitted Assets**
	(In Thousands)
General Account
Reinvested collateral assets owned	$39,929	$39,924	2.41%	2.46%
Total collateral assets	$39,929	$39,924	2.41%	2.46%

*BACV divided by total assets excluding Separate Accounts
**BACV divided by total admitted assets excluding Separate Accounts

The Company has not received collateral reflected as assets in the separate account.

		Amount	% of Liability to Total Liabilities*
		(In Thousands)
Recognized Obligation to Return Collateral Asset (General Account)*		$39,929	3.36%
Recognized Obligation to Return Collateral Asset (Separate Account)**		$—	—%

*BACV divided by total liabilities excluding Separate Accounts
**BACV divided by total liabilities on Separate Accounts

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Troubled Debt Restructuring
The Company has a high quality, well performing, portfolio of commercial mortgage loans and private placement debts. Under certain circumstances, modifications to these contracts are granted. Each modification is evaluated as to whether troubled debt restructuring has occurred. A modification is a troubled debt when the borrower is in financial difficulty and the creditor makes concessions. Generally, the types of concessions may include: reduction of the face amount or maturity amount of the debt as originally stated, reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates and /or reduction of accrued interest. The Company considers the amount, timing and extent of the concession grated in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. A valuation allowance may have been recorded prior to the quarter when the loan is modified in a troubled debt restructuring. Accordingly, the carrying value (net of the specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment.

As of December 31, 2022, the Company's investments which experienced troubled debt restructuring consisted of one commercial mortgage loan and one private placement with a total carrying value of $6.5. As of December 31, 2021, the Company held one commercial mortgage loan with a carrying value of $4.9. The Company has no realized losses related to these investments in 2022, 2021, and 2020.

The Company has no contractual commitments to extend credit to debtors owing receivables whose terms have been modified in troubled debt restructurings.

The Company accrues interest income on impaired loans to the extent it is deemed collectible (delinquent less than 90 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on non-performing loans is generally recognized on a cash basis.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

4.    Derivative Financial Instruments Held for Purposes Other than Trading
The Company’s use of derivatives is primarily for economic hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk. The Company enters into the following type of derivatives: Credit Contracts, Equity Contracts, Foreign Exchange Contracts and Interest Rate Contracts. The Company's use and hedging strategy of derivatives is detailed in Note 1.
Upfront fees paid or received on derivative contracts are included on the balance sheets as an asset or liability and are being amortized to investment income over the remaining terms of the contracts.

Periodic payments from such contracts are included in investment income on the statements of operations. Accrued amounts payable to or receivable from counterparties are included in other liabilities or accrued investment income on the balance sheet. Gains or losses realized as a result of early terminations are recognized in income in the statement of operations or deferred into IMR and amortized into investment income.

The Company is exposed to credit loss in the event of nonperformance by counterparties on certain derivative contracts; however, the Company does not anticipate nonperformance by any of these counterparties. The amount of such exposure is generally the unrealized gains in such contracts. The Company manages the potential credit exposure from interest rate contracts through careful evaluation of the counterparties’ credit standing, collateral agreements, and master netting agreements.

Under the terms of the Company’s Over-The-Counter ("OTC") Derivative International Swaps and Derivatives Association, Inc. ("ISDA") agreements, the Company may receive from, or deliver to, counterparties, collateral to assure that all terms of the ISDA agreements will be met with regard to the Credit Support Annex ("CSA"). The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate. Collateral held is used in accordance with the CSA to satisfy any obligations. Investment grade bonds owned by the Company are the source of noncash collateral posted, which is reported on the balance sheet.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The table below summarizes the Company's types and amounts of collateral held, pledged and delivered related to OTC derivative contracts and cleared derivative contracts:

		As of December 31, 2022	As of December 31, 2021
Collateral Type:		(In Thousands)
Cash
	Held - OTC Contracts	$1,092	$—
	Pledged- Cleared Contracts	4	20

Securities
	Delivered	3,235	$6,153

The table below summarizes the Company’s derivative contracts, which are reflected as invested assets and a liability on the balance sheets, at December 31, 2022 and 2021:

	Notional Amount	Carrying Value	Fair Value
	(In Thousands)
December 31, 2022
Derivative contracts:
Credit contracts	$1,750	$(3)	$(3)
Equity contracts	21,334	—	57
Foreign exchange contracts	18,574	1,104	2,070
Interest rate contracts	17,000	(220)	(220)
Total derivatives	$58,658	$881	$1,904

December 31, 2021
Derivative contracts:
Credit contracts	$1,805	$(19)	$(19)
Equity contracts	18,063	—	53
Foreign exchange contracts	18,574	(753)	46
Interest rate contracts	17,000	169	169
Total derivatives	$55,442	$(603)	$249

The Company does not have any derivative contracts with financing premiums.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

5.    Concentrations of Credit Risk
The Company held below investment grade corporate bonds with an aggregate book value of $51.1 and $57.3 and an aggregate fair value of $45.1 and $61.5 at December 31, 2022 and 2021, respectively. Those holdings amounted to 4.1% and 4.6% of the Company’s investments in bonds at December 31, 2022 and 2021, respectively. The holdings of below investment grade bonds are widely diversified and of satisfactory quality based on the Company’s investment policies and credit standards.

The Company held unrated bonds with a carrying value of $22.7 and $17.5 with an aggregate fair value of $22.8 and $21.1 at December 31, 2022 and 2021, respectively. The carrying value of these holdings amounted to 1.8% and 1.4% of the Company’s investment in bonds at December 31, 2022 and 2021, respectively.

The Company's commercial mortgage loan portfolio is diversified by geographic region and property type to manage concentration risk. The Company manages risk when originating commercial mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate. Subsequently, the Company continuously evaluates all mortgage loans based on relevant current information including a review of loan-specific credit, property characteristics and market trends. Loan performance is continuously monitored on a loan-specific basis throughout the year. This review includes submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review evaluates whether the properties are performing at a consistent and acceptable level to secure the debt. The components to evaluate debt service coverage are received and reviewed at least annually to determine the level of risk.

The Company rates all commercial mortgages to quantify the level of risk. The Company places those loans with higher risk on a watch list and closely monitor these loans for collateral deficiency or other credit events that may lead to a potential loss of principal and/or interest.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Loan-to-value ("LTV") and debt service coverage ("DSC") ratios are measures commonly used to assess the risk and quality of commercial mortgage loans. The LTV ratio, calculated at time of origination, is expressed as a percentage of the amount of the loan relative to the value of the underlying property. An LTV ratio in excess of 100% indicates the unpaid loan amount exceeds the value of the underlying collateral. The DSC ratio, based upon the most recently received financial statements, is expressed as a percentage of the amount of a property's net income (loss) to its debt service payments. A DSC ratio of less than 1.0 indicates that property's operations do not generate sufficient income to cover debt payments. These ratios are utilized as part of the review process described above. LTV and DSC ratios as of the dates indicated are presented below:

	2022		2021
	Carrying Value	%	Carrying Value	%
	(In Thousands)		(In Thousands)
Origination Loan-to-Value
0% - 50%	$19,738	18.6%	$25,623	20.6%
50% - 60%	41,422	39.0%	48,985	39.5%
60% - 70%	44,949	42.4%	49,555	39.9%
70% - 80%	—	—%	—	—%
Total	$106,109	100.0%	$124,163	100.0%

Debt Service Coverage Ratio
Greater than 1.5x	$91,826	86.5%	$101,595	81.7%
1.25x to 1.5x	4,767	4.5%	4,792	3.9%
1.0x to 1.25x	9,516	9.0%	12,479	10.1%
Less than 1.0x	—	—%	5,297	4.3%
Total	$106,109	100.0%	$124,163	100.0%

If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect on all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to either the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows the Company's mortgage loan portfolio diversification by property type:

	As of December 31, 2022		As of December 31, 2021
Property Type	Carrying Value	%	Carrying Value	%
	(In Thousands)		(In Thousands)
Apartments	$44,959	42.4%	$52,155	42.0%
Hotel/Motel	4,797	4.5%	4,936	4.0%
Industrial	14,264	13.4%	19,596	15.8%
Office	11,217	10.6%	11,526	9.3%
Other	5,560	5.2%	5,779	4.7%
Retail	25,312	23.9%	30,171	24.2%
Total	$106,109	100.0%	$124,163	100.0%

The following table shows the Company's mortgage loan portfolio diversification by region:

	As of December 31, 2022		As of December 31, 2021
Region	Carrying Value	%	Carrying Value	%
	(In Thousands)		(In Thousands)
Pacific	$48,641	45.7%	$52,868	42.6%
South Atlantic	24,887	23.5%	31,180	25.1%
East North Central	12,291	11.6%	12,655	10.2%
Middle Atlantic	—	—%	4,900	3.9%
Mountain	16,299	15.4%	17,768	14.3%
West North Central	3,991	3.8%	4,792	3.9%
Total	$106,109	100.0%	$124,163	100.0%

The following table shows the carrying value of the Company's mortgage loan portfolio breakdown by year of origination:

Year of Origination	2022	2021
	(In Thousands)
2020	$5,591	$5,749
2018	24,718	25,102
2017	14,077	15,561
2016 and prior	61,723	77,751
Total	$106,109	$124,163

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

6.    Reserves
At December 31, 2022 and 2021, the Company’s annuity reserves, including those held in separate accounts and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
December 31, 2022	(In Thousands)
Individual Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	254	—	—	254	—
At fair value	—	—	406,975	406,975	60.1
Total with market value adjustment or at fair value	254	—	406,975	407,229	60.1
At book value without adjustment (minimal or no charge or adjustment)	125,130	—	—	125,130	18.5
Not subject to discretionary withdrawal	144,488	—	140	144,628	21.4
Total gross individual annuities reserves	269,872	—	407,115	676,987	100.0%
Less reinsurance ceded	174,772	—	—	174,772
Total net individual annuities reserves	$95,100	$—	$407,115	$502,215
Amount at book value with surrender charge in the current year that will move to at book value without adjustment for the first time within the year after the statement date	$—	$—	$—	$—

Group Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—
Total with market value adjustment or at fair value	—	—	—	—	—
Subject to discretionary withdrawal (without adjustment):					—%
At book value without adjustment (minimal or no charge or adjustment)	—	—	—	—	—
Not subject to discretionary withdrawal	2,144	—	—	2,144	100.0
Total gross group annuities reserves	2,144	—	—	2,144	100.0%
Less reinsurance ceded	—	—	—	—
Total net group annuities reserves	$2,144	$—	$—	$2,144
Amount at book value with surrender charge in the current year that will move to at book value without adjustment for the first time within the year after the statement date	$—	$—	$—	$—

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
	(In Thousands)
Deposit-Type Contracts (no life contingencies):
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—
Total with market value adjustment or at fair value	—	—	—	—	—
Subject to discretionary withdrawal (without adjustment):					—%
At book value without adjustment (minimal or no charge or adjustment)	43,970	—	—	43,970	75.5
Not subject to discretionary withdrawal	14,259	—	—	14,259	24.5
Total gross deposit-type annuity reserves	58,229	—	—	58,229	100.0%
Less reinsurance ceded	5,421	—	—	5,421
Total net deposit-type contract reserves	$52,808	$—	$—	$52,808
Amount at book value with surrender charge in the current year that will move to at book value without adjustment for the first time within the year after the statement date	$—	$—	$—	$—

	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
December 31, 2021	(In Thousands)
Individual Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	581,542	581,542	67.8
Total with market value adjustment or at fair value	—	—	581,542	581,542	67.8
Subject to discretionary withdrawal (without adjustment):
At book value without adjustment (minimal or no charge or adjustment)	132,581	—	—	132,581	15.5
Not subject to discretionary withdrawal	143,478	—	194	143,672	16.7
Total gross individual annuities reserves	276,059	—	581,736	857,795	100.0%
Less reinsurance ceded	178,911	—	—	178,911
Total net individual annuities reserves	$97,148	$—	$581,736	$678,884
Amount at book value with surrender charge in the current year that will move to at book value without adjustment for the first time within the year after the statement date	$—	$—	$—	$—

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
December 31, 2021	(In Thousands)
Group Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—
Total with market value adjustment or at fair value	—	—	—	—	—
Subject to discretionary withdrawal (without adjustment):
At book value without adjustment (minimal or no charge or adjustment)	—	—	—	—	—
Not subject to discretionary withdrawal	1,468	—	—	1,468	100.0
Total gross group annuities reserves	1,468	—	—	1,468	100.0%
Less reinsurance ceded	—	—	—	—
Total net group annuities reserves	$1,468	$—	$—	$1,468
Amount at book value with surrender charge in the current year that will move to at book value without adjustment for the first time within the year after the statement date	$—	$—	$—	$—

	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
	(In Thousands)
Deposit-Type Contracts (no life contingencies):
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	39,201	—	—	39,201	62.5
At fair value	23,502	—	—	23,502	37.5
Total with market value adjustment or at fair value	$62,703	$—	$—	$62,703	100.0%
Subject to discretionary withdrawal (without adjustment):
At book value without adjustment (minimal or no charge or adjustment)	$—	$—	$—	$—	—
Not subject to discretionary withdrawal	—	—	—	—	—
Total gross deposit-type annuity reserves	$62,703	$—	$—	$62,703	100.0%
Less reinsurance ceded	4,649	—	—	4,649
Total net deposit-type contract reserves	$58,054	$—	$—	$58,054
Amount at book value with surrender charge in the current year that will move to at book value without adjustment for the first time within the year after the statement date	$—	$—	$—	$—

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

At December 31, 2022 and 2021, the Company’s life insurance reserves, including those held in separate accounts that are subject to discretionary withdrawal and not subject to discretionary withdrawal provisions are summarized as follows:

	Account Value	Cash Value	Reserve
	(In Thousands)
December 31, 2022
General Account
Subject to discretionary withdrawal, surrender values, or policy loans:
Term Policies with Cash Value	$—	$40,889	$115,609
Universal Life	623,656	619,878	634,460
Universal Life with Secondary Guarantees	143,529	126,650	494,925
Indexed Universal Life	24,209	20,546	19,931
Indexed Universal Life with Secondary Guarantees	6,136	5,376	12,057
Other Permanent Cash Value Life Insurance	103,321	194,551	218,973
Variable Life	2,858	2,858	2,858
Variable Universal Life	5,023	5,016	4,720
Not subject to discretionary withdrawal
Term Policies without Cash Value	XXX	XXX	$956,510
Accidental Death Benefits	XXX	XXX	81
Disability- Active Lives	XXX	XXX	4,804
Disability- Disabled Lives	XXX	XXX	15,141
Miscellaneous Reserves	XXX	XXX	364,566
Total gross life insurance reserves	908,732	1,015,764	2,844,635
Less reinsurance ceded	450,964	467,206	1,983,193
Total net general account life insurance reserves	$457,768	$548,558	$861,442

Separate Account with Guarantees
Total net separate account with guarantees life insurance reserves	$—	$—	$—

Separate Account with Nonguaranteed
Subject to discretionary withdrawal, surrender values, or policy loans:
Variable Life	$14,870	$14,870	$14,870
Variable Universal Life	28,254	28,241	28,289
Total gross life insurance reserves	43,124	43,111	43,159
Total net separate account with nonguaranteed life insurance reserves	$43,124	$43,111	$43,159

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

	Account Value	Cash Value	Reserve
	(In Thousands)
December 31, 2021
General Account
Subject to discretionary withdrawal, surrender values, or policy loans:
Term Policies with Cash Value	$—	$37,276	$106,440
Universal Life	646,717	642,108	655,805
Universal Life with Secondary Guarantees	147,134	126,343	477,488
Indexed Universal Life	21,909	17,996	18,528
Indexed Universal Life with Secondary Guarantees	5,983	5,135	11,260
Other Permanent Cash Value Life Insurance	106,348	198,224	223,556
Variable Life	2,955	2,955	2,955
Variable Universal Life	5,047	5,040	4,715
Not subject to discretionary withdrawal:
Term Policies without Cash Value	XXX	XXX	985,335
Accidental Death Benefits	XXX	XXX	90
Disability- Active Lives	XXX	XXX	4,959
Disability- Disabled Lives	XXX	XXX	16,173
Miscellaneous Reserves	XXX	XXX	260,894
Total gross life insurance reserves	936,093	1,035,077	2,768,198
Less reinsurance ceded	465,087	473,400	1,884,728
Total net general account life insurance reserves	$471,006	$561,677	$883,470

Separate Account with Guarantees
Total net separate account with guarantees life insurance reserves	$—	$—	$—

Separate Account with Nonguaranteed
Subject to discretionary withdrawal, surrender values, or policy loans:
Variable Life	$18,558	$18,558	$18,558
Variable Universal Life	37,578	37,563	37,627
Total gross life insurance reserves	56,136	56,121	56,185
Total net separate account with nonguaranteed life insurance reserves	$56,136	$56,121	$56,185

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Deferred and uncollected life insurance premiums and annuity considerations as of December 31, 2022 and 2021 are as follows:

Type	Gross	Net of Loading
	(In Thousands)
December 31, 2022
Ordinary new business	$68	$4
Ordinary renewal	(7,072)	(5,822)
Group Life	528	506
Totals	$(6,476)	$(5,312)

December 31, 2021
Ordinary new business	$69	$9
Ordinary renewal	(12,639)	(11,531)
Group Life	700	688
Totals	$(11,870)	$(10,834)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

7.    Separate Accounts
Separate account assets and liabilities represent funds segregated by the Company for the benefit of certain policy and contract holders who bear the investment risk. Revenues and expenses on the separate account assets and related liabilities equal the benefits paid to the separate account policy and contract holders.

The general nature and characteristics of the separate accounts business follows:

Non-Guaranteed Separate Accounts
(In Thousands)
December 31, 2022
Premium, consideration or deposits for the year	$1,802
Reserves for separate accounts with assets at:
Fair value	$450,274
Amortized cost	—
Total reserves	$450,274
Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$—
At fair value	450,134
Subtotal	450,134
Not subject to discretionary withdrawal	140
Total separate account aggregate reserves	$450,274

December 31, 2021
Premium, consideration or deposits for the year	$2,602
Reserves for separate accounts with assets at:
Fair value	$637,921
Amortized cost	—
Total reserves	$637,921
Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$—
At fair value	637,727
Subtotal	637,727
Not subject to discretionary withdrawal	194
Total separate account aggregate reserves	$637,921

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business. For the years ended December 31, 2022 and 2021, the Company

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

reported assets and liabilities from Individual Annuity and Individual Life product lines in separate accounts.

Assets in the separate account are considered legally insulated from the general account, providing protection of such assets from being available to satisfy claims resulting in the general account. The assets legally and not legally insulated from the general account are summarized in the following table, by product or transaction type:

Product or Transaction	Legally Insulated Assets	Not Legally Insulated Assets
	(In Thousands)
December 31, 2022
Individual Annuity	$407,652	$—
Individual Life	42,763	—
Total	$450,415	$—

December 31, 2021
Individual Annuity	$582,464	$—
Individual Life	55,806	—
Total	$638,270	$—

As of December 31, 2022 and 2021 separate account assets for products registered with the SEC totaled $450.4 and $638.3, respectively.

In accordance with the products/transactions recorded within the separate account, some separate account liabilities are guaranteed by the general account. To compensate the general account for the risk taken, the separate account paid the following amounts in risk charges:

Year ended	Risk Charges
(In Thousands)
2022	$3,397
2021	3,802
2020	4,125
2019	4,532
2018	5,005

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Total separate account guarantees paid by the Company’s general account are as follows:

Year ended	Guarantees Paid
(In Thousands)
2022	$494
2021	8
2020	76
2019	66
2018	39
The Company does not engage in securities lending transactions within its separate accounts.

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year ended December 31
	2022	2021	2020
	(In Thousands)
Transfers as Reported in the Summary of Operations of the Separate Accounts Statement:
Transfers to separate accounts	$1,803	$2,603	$2,822
Transfers from separate accounts	(68,077)	(91,108)	(78,002)
Transfers as reported in the Statements of Operations	$(66,274)	$(88,504)	$(75,180)

Assets supporting separate accounts with additional insurance benefits and minimum investment return guarantees are comprised of equity securities, including mutual funds. The aggregate fair value of the invested assets as of December 31, 2022 and 2021 was $450.4 and $638.3, respectively.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

8.    Federal Income Taxes
The Company has entered into a federal tax sharing agreement with members of an affiliated group as defined in Section 1504 of the Internal Revenue Code of 1986, as amended. The agreement provides for the manner of calculation and the amounts/timing of the payments between the parties as well as other related matters in connection with the filing of consolidated federal income tax returns. The federal tax sharing agreement generally provides for a separate entity approach and that Voya Financial, Inc. will pay its subsidiaries for the tax benefits of ordinary and capital losses only to the extent the consolidated tax group actually uses the tax benefit of losses generated.

The following is a list of all affiliated companies that participate in the filing of this consolidated federal income tax return:

Midwestern United Life Insurance Company *	Voya Special Investments, Inc.
Pen-Cal Administrators, Inc.	Voya Financial Advisors, Inc.
Rancho Mountain Properties, Inc. **	Voya Financial Holdings I, LLC *
ReliaStar Life Insurance Company	Voya Financial Holdings II, LLC *
ReliaStar Life Insurance Company of New York	Voya Financial, Inc.
Roaring River, LLC *	Voya Holdings Inc.
Roaring River II, Inc. *	Voya Institutional Trust Company
Roaring River IV, LLC *	Voya Insurance Solutions, Inc. ***
Security Life Assignment Corp.	Voya International Nominee Holdings, Inc. **
Security Life of Denver Insurance Company *	Voya Investment Trust Company
Security Life of Denver International Limited *	Voya Payroll Management, Inc.
SLD America Equities, Inc. *	Voya Retirement Insurance and Annuity Company
SLDI Georgia Holdings, Inc. *
* Affiliate was sold/dissolved in 2021
** Affiliate was dissolved in 2022
*** Affiliate converted to a limited liability company in 2022 and is now known as Voya Insurance Solutions, LLC

Under the intercompany tax sharing agreement, the Company has a (payable)/receivable of $(4.3) at December 31, 2022 and $(5.5) at December 31, 2021 to Voya Financial, Inc., an affiliate, for federal income taxes.
Current income taxes incurred consisted of the following major components:

	Year ended December 31
	2022	2021	2020
	(In Thousands)
Federal tax expense (benefit) on operations	$6,176	$(22,031)	$3,690
Federal tax expense (benefit) on capital gains	(2,596)	11,483	(2,863)
Total current tax expense (benefit) incurred	$3,580	$(10,548)	$827

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The components of deferred tax asset and deferred tax liability that make up a Net Deferred Tax Asset (DTA) at December 31, 2022 and 2021 are as follows:

	12/31/2022			12/31/2021			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
	(In Thousands)
Gross DTAs	$59,408	$908	$60,316	$64,426	$689	$65,115	$(5,018)	$219	$(4,799)
Statutory Valuation Allowance Adjustments	—	—	—	—	—	—	—	—	—
Adjusted gross DTAs	59,408	908	60,316	64,426	689	65,115	(5,018)	219	(4,799)
Deferred Tax Assets Nonadmitted	40,875	—	40,875	37,526	—	37,526	3,349	—	3,349
Admitted Adjusted Gross DTAs	18,533	908	19,441	26,900	689	27,589	(8,367)	219	(8,148)
Gross Deferred tax liabilities	5,083	908	5,991	8,487	689	9,176	(3,404)	219	(3,185)
Net Admitted Adjusted Gross DTAs	$13,450	$—	$13,450	$18,413	$—	$18,413	$(4,963)	$—	$(4,963)

The admission calculation components by tax character of admitted adjusted gross deferred tax assets as the result of the application of SSAP No. 101 as of December 31, 2022 and 2021 are as follows:

		12/31/22			12/31/21			Change
		Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
		(In Thousands)
a.	Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—	$—	$—	$—	$—	$—	$—
b.	Adjusted gross DTAs expected to be realized (excluding the amount of DTAs from (a)) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	12,542	908	13,450	18,413	—	18,413	(5,871)	908	(4,963)
	1. Adjusted gross DTAs expected to be realized following the balance sheet date	12,542	908	13,450	17,724	689	18,413	(5,182)	219	(4,963)
	2. Adjusted gross DTAs allowed per limitation threshold	XXX	XXX	58,779	XXX	XXX	62,194	XXX	XXX	(3,415)
c.	Adjusted gross DTAs (excluding the amount of DTAs from (a) and (b) above) offset by gross deferred tax liabilities	5,990	—	5,990	8,487	689	9,176	(2,497)	(689)	(3,186)
d.	Deferred tax assets admitted as the result of application SSAP No. 101 Total	$18,532	$908	$19,440	$26,900	$689	$27,589	$(8,368)	$219	$(8,149)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The ratio percentage and the amount of adjusted capital and surplus used to determine the recovery period and threshold limitation are as follows:

	2022	2021
	(Amounts in Thousands)
Ratio percentage used to determine recovery period and threshold limitation amount	1,750.34%	1,836.83%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation	$396,605	$417,127

Below shows the calculation to determine the impact of tax planning strategies on adjusted gross and net admitted DTAs:

	12/31/22		12/31/21		Change
	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
	(Amounts in Thousands)
Adjusted gross DTAs	$59,408	$908	64,426	$689	$(5,018)	$219
Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Net Admitted Adjusted Gross DTAs	$18,532	$908	26,900	689	$(8,368)	$219
Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

The Company’s tax planning strategies do not include the use of reinsurance.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The significant components of deferred tax assets and deferred tax liabilities are as follows:

	12/31/2022	12/31/2021	Change
	(In Thousands)
Deferred Tax Assets
Ordinary:
Discounting of unpaid losses	$57	$82	$(25)
Unearned premium reserve	2	1	1
Policyholder reserves	43,206	44,400	(1,194)
Investments	2,052	6,969	(4,917)
Deferred acquisition costs	12,862	10,769	2,093
Policyholder dividends accrual	262	260	2
Pension accrual	134	62	72
Receivables - nonadmitted	155	218	(63)
Tax credit carry-forward	599	21	578
Other (including items <5% of total ordinary tax assets)	79	1,646	(1,567)
Subtotal	59,408	64,426	(5,020)
Statutory valuation allowance adjustment	—	—	—
Nonadmitted	40,875	37,526	3,349
Admitted ordinary deferred tax assets	$18,533	$26,900	$(8,369)
Capital:
Investments	$908	$689	$219
Admitted capital deferred tax assets	$908	$689	$219
Admitted deferred tax assets	$19,441	$27,589	$(8,148)

Deferred Tax Liabilities
Ordinary:
Investments	$546	$55	$491
Deferred and uncollected premiums	813	849	(36)
Policyholder reserves	3,473	4,795	(1,322)
Other (including items <5% of total ordinary tax liabilities)	—	3	(3)
Subtotal	$4,832	$5,702	$(870)
Capital:
Investments	$1,159	$3,474	$(2,315)
Total deferred tax liabilities	$5,991	$9,176	$(3,185)

Net deferred tax assets/(liabilities)	$13,450	$18,413	$(4,963)

Valuation allowances are provided when it is considered more likely than not that some portion or all of the deferred tax assets will not be realized. As of December 31, 2022 and 2021, the Company had no valuation allowances.

The provision for federal income tax expense and change in deferred taxes differs from the amount which would be obtained by applying the statutory federal income tax rate to income

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

(including capital items) before income taxes. The significant items causing this difference are as follows:

		Year Ended December 31
		2022		2021		2020
		Amount	Effective Tax Rate	Amount	Effective Tax Rate	Amount	Effective Tax Rate
		(Amounts In Thousands)
Ordinary (loss) income		$30,333		$84,956		$(18,158)
Capital (losses) gains		(1,645)		13,821		(125)
Total pretax (loss) income		28,688		98,777		(18,283)
Expected tax (benefit) expense at 21% statutory rate		6,024	21.0%	20,743	21.0%	(3,840)	21.0%
Increase (decrease) in actual tax reported resulting from:
a.	Dividends received deduction	(321)	(1.1)	(287)	(0.3)	(466)	2.5
b.	Interest maintenance reserve	175	0.6	761	0.8	1,371	(7.5)
c.	Reinsurance	(1,288)	(4.5)	19,870	20.1	(606)	3.3
d.	Tax credits	(734)	(2.6)	(66)	(0.1)	—	—
e.	Prior year tax	(17)	(0.1)	174	0.2	97	(0.5)
f.	Other	20	0.1	133	0.1	(3,562)	19.5
Total income tax reported		$3,860	13.5%	$41,327	41.8%	$(7,005)	38.3%

Current income taxes incurred		3,581	12.5%	(10,548)	(10.7)%	827	(4.5)%
Change in deferred income tax*		279	1.0%	51,875	52.5%	(7,832)	42.8%
Total income tax reported		$3,860	13.5%	$41,327	41.8%	$(7,005)	38.3%

* Excluding tax on unrealized gains (losses) and other surplus items

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

As of December 31, 2022, there is no net operating loss carryforward and the Company's tax credit carryforwards originated and expire as follows:

	Year of Origination	Year of Expiration	Amount
			(In Thousands)
Low Income Housing Credit	2013	2033	$21

Foreign Tax Credit	2015	2025	$38
Foreign Tax Credit	2016	2026	140
Foreign Tax Credit	2017	2027	135
Foreign Tax Credit	2018	2028	99
Foreign Tax Credit	2019	2029	77
Foreign Tax Credit	2020	2030	74
Foreign Tax Credit	2022	2032	15
Total Foreign Tax Credit			$578

*The impact of foreign tax credits in 2022 is the result of a change in filing position for the years 2012-2017. Prior to this change, foreign income taxes were deducted in arriving at taxable income. The net impact of this change is reported in the effective tax rate analysis.

There are no amounts of federal income tax incurred that will be available for recoupment in the event of future net losses from 2022, 2021 and 2020.

There were no deposits admitted under Section 6603 of the Internal Revenue Code as of December 31, 2022, 2021, and 2020.

The Company has no unrecognized tax liability as of December 31, 2022, 2021, and 2020.

The Company has no tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

The Company has no transferable or non-transferable state tax credit assets as of December 31, 2022, 2021, and 2020.

The Company recognizes accrued interest and penalties related to tax contingencies in Federal income taxes and Federal income tax expense on the balance sheets and statements of operations, respectively. The Company had no accrued interest or penalties as of December 31, 2022, 2021 and 2020.

For the tax years 2020 through 2022, the Company participated in the Internal Revenue Service ("IRS") Compliance Assurance Process ("CAP"), which is a continuous audit program provided by the IRS. For the 2020 tax year, the Company was in the Compliance Maintenance Bridge ("Bridge") phase of CAP. In the Bridge phase, the IRS did not conduct any review or provide any letters of assurance for that tax year.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The Inflation Reduction Act (“Act”) was enacted on August 16, 2022. The Act included a new corporate alternative minimum tax (“CAMT”). The Act and CAMT are effective for tax years beginning after 2022. The Company is part of an affiliated group of entities who file a single consolidated return. Based upon available information, the Company has determined that average “adjusted financial statement income” is below the thresholds for the 2023 tax year such that it does not expect to be required to perform the CAMT calculations. The financial statements do not include any estimated impact of the CAMT, because a reasonable estimate cannot be made.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

9.    Reinsurance
The Company is involved in ceded reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion reinsured. To minimize its exposure to significant losses from reinsurer insolvencies, the Company evaluates the financial condition of the reinsurer and monitors concentrations of credit risk.

The company is not relieved of its primary obligation to the policyholder in a reinsurance transaction.

The Company’s ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

	December 31
	2022	2021	2020
	(In Thousands)
Premiums	$118,232	$1,186,974	$124,875
Benefits paid or provided	$244,229	$330,789	$129,163
Policy and contract liabilities at year end	$2,197,607	$2,215,868	$1,523,084

The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement.

There were no assumed premiums in 2022, 2021, and 2020.

The amount of reinsurance credits taken for new agreements executed since January 1, 2022 which include policies or contracts that were in force or which had existing reserves established by the Company, were $0.0.

The Company estimates that an aggregate reduction in surplus of $176.8 would occur in the event that all reinsurance agreements were terminated, by either party, as of December 31, 2022. The amount estimated as of December 31, 2021 and 2020 was $180.0 and $148.6, respectively.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

10.    Capital and Surplus
Under New York insurance regulations, the Company is required to maintain a minimum total capital and surplus of $0.5.

The Company is permitted to pay a dividend to its parent, ReliaStar, without prior insurance regulatory approval, in any calendar year based on either of two standards.
1.Dividends paid out of earned surplus - (defined as positive “unassigned funds (surplus)” excluding 85% of the change in net unrealized capital gains or losses (less capital gains tax), for the immediately preceding calendar year), in an amount up to the greater of:
a.10% of its surplus to policyholders as of the end of the immediately preceding calendar year, or
b.its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains), not to exceed 30% of surplus to policyholders as of the end of the immediately preceding calendar year.

In addition, under this standard, the Company may not, without prior insurance regulatory approval, pay any dividends in any calendar year immediately following a calendar year for which its net gain from operations, excluding realized capital gains, was negative.
2.Dividends paid out of other than earned surplus - the lesser of:
a.10% of its surplus to policyholders as of the end of the immediately preceding calendar year, or
b.its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains).

In addition, the Company will be permitted to pay a dividend to ReliaStar in excess of the amounts allowed under both standards only if it files notice of its intention to declare such a dividend and the amount thereof with the Superintendent and the Superintendent either approves the distribution of the dividend or does not disapprove the dividend within 30 days of its filing.

On March 18, 2022, the Company declared an ordinary dividend in the amount of $10.8 which was paid to ReliaStar Life Insurance Company on March 30, 2022.

On June 17, 2022, the Company declared an ordinary dividend in the amount of $10.8 which was paid to its sole shareholder, ReliaStar Life Insurance Company on June 30, 2022.

On September 12, 2022, the Company declared an ordinary dividend in the amount of $10.8 which was paid to its sole shareholder, ReliaStar Life Insurance Company on September 29, 2022.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

On December 2, 2022, the Company declared an ordinary dividend in the amount of $10.8 which was paid to its sole shareholder, ReliaStar Life Insurance Company on December 29, 2022.

Life and health insurance companies are subject to certain risk-based capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. The Company exceeded the minimum RBC requirements that would require any regulatory or corrective action for all periods presented herein.

11.    Fair Values of Financial Instruments
The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale. The fair value of a liability is the amount at which that liability could be incurred or settled in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the financial instrument. Accordingly, the aggregate fair value amounts presented herein do not represent the underlying value of the Company.

Life insurance liabilities that contain mortality risk and all nonfinancial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The Company's financial assets and liabilities have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100R.

The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. Financial assets and liabilities recorded at fair value on the balance sheets are categorized as follows:

▪Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.
▪Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
a)Quoted prices for similar assets or liabilities in active markets;
b)Quoted prices for identical or similar assets or liabilities in non-active markets;
c)Inputs other than quoted market prices that are observable; and
d)Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
▪Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

The following valuation methods and assumptions were used by the Company in estimating the reported values for the investments and derivatives described below, though the Company’s composition of asset mix can change from period to period and all assets described below may not be held at December 31, 2022.

Bonds and other invested assets: Fair values for corporate bonds, asset-backed securities, U.S. agency bonds, and foreign securities are obtained through observable pricing method such as matrix pricing, market corroborated pricing, or inputs such as yield curves and indices. Several commercial pricing services are used, which incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data to provide estimated fair values.

Privately placed are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company’s evaluation of the borrower’s ability to compete in its relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

When a price cannot be obtained from a commercial pricing service, independent broker quotes are solicited. The valuations obtained from brokers and third-party commercial pricing services are non-binding. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes.

Preferred and Common Stock: Fair values of publicly traded equity securities are generally based upon quoted market price, while some preferred and common stock prices are obtained through commercial pricing services. Other equity securities, typically private equities or equity securities not traded on an exchange are valued by other sources such as analytics or brokers.

Mortgage loans: Fair values for commercial real estate loans were generated using a discounted cash flow analyses which utilizes rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31st and spreads applied on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation. Where data on option features is available, option values are determined using a binomial valuation method, and are incorporated into the mortgage valuation. Restructured loans are valued in the same manner; however, these loans were discounted at a greater spread to reflect increased risk.

Contract loans: Fair values approximate the carrying value of the loans. Contract loans are collateralized by the cash surrender value of the associated insurance contracts.

Cash equivalents and short-term investments: Fair values are generally determined based on most quoted market prices.

Derivatives: Fair values are generally calculated based on broker/dealer valuations or on internal discounted cash flow pricing models. These models take into account current cash flow assumptions, the counterparties’ credit standing, and observable key financial data, such as yield curves, exchange rates, Standard and Poor’s (“S&P”) 500 Index prices, Secured Overnight Financing Rate (“SOFR”), and Overnight Index Swap Rates (“OIS”), which are obtained from third party sources and uploaded into the derivative accounting system. For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third party brokers. Valuations for the Company’s

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

futures contracts are based on unadjusted quoted prices from an active exchange. Derivatives which qualify for hedge accounting treatment are reported in a manner that is consistent with the accounting for the hedged asset or liability.

Assets held in separate accounts: Fair values are calculated based on the underlying investments in the separate accounts. The underlying investments include mutual funds, short-term investments and cash, the valuations of which are based upon a quoted market price. The underlying instruments in bonds have valuations that are obtained from third-party commercial pricing services and brokers and are classified in the fair value hierarchy consistent with the policies described above for bonds.

Supplementary contracts and immediate annuities: Fair value are estimated as the present value of expected cash flows associated with the contract liabilities discounted using risk-free rates plus an adjustment for nonperformance risk. The valuation is consistent with current market parameters. Margins for non-financial risks associated with the contract liabilities are also included.

Deposit type contracts: Fair values are estimated as the present value of expected cash flows associated with the contract liabilities discounted using risk-free rates plus an adjustment for nonperformance risk. The valuation is consistent with current market parameters. Margins for non-financial risks associated with the contract liabilities are also included. For certain deposit type contracts, fair value is estimated by discounting cash flows at rates that are risk-free rates plus an adjustment for nonperformance risk.

Long-term debt: Fair values are based upon discounted future cash flows using a discount rate approximating the current market rate, incorporating nonperformance risk.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows the Company’s financial instruments and the Level within the fair value hierarchy in which the fair value measurements fall as of December 31, 2022:

	Aggregate Fair Value	Carrying Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets:
Bonds, including securities pledged	$1,116,573	$1,256,713	$15,480	$1,062,821	$38,272
Preferred stock	4,412	4,734	313	—	4,099
Common stock	2,374	2,374	949	—	1,424
Mortgage loans	99,642	106,109	—	—	99,642
Contract loans	64,778	64,778	—	64,778	—
Other invested assets	1,679	2,422	—	1,679	—
Cash equivalents and short-term investments	24,000	24,000	24,000	—	—
Derivatives
Equity contracts	57	—	57	—	—
Foreign exchange contracts	2,066	1,108	—	2,066	—
Separate account assets	450,415	450,415	450,415	—	—
Total Assets	$1,765,996	$1,912,653	$491,214	$1,131,344	$143,437

Liabilities:
Deposit type contracts	$36,580	$36,580	$—	$36,580	$—
Supplementary contracts and immediate annuities	14,670	16,228	—	—	14,670
Derivatives
Credit contracts	3	3	—	3	—
Foreign exchange contracts	(4)	4	—	(4)	—
Interest rate contracts	220	220	—	220	—
Total Liabilities	$51,469	$53,035	$—	$36,799	$14,670

The Company did not have any financial instruments for which it was not practicable to estimate fair value or measured and reported at net asset value (NAV) as of December 31, 2022.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows the Company’s financial instruments and the Level within the fair value hierarchy in which the fair value measurements fall as of December 31, 2021:

	Aggregate Fair Value	Carrying Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets:
Bonds, including securities pledged	$1,377,329	$1,238,596	$22,637	$1,307,026	$47,666
Preferred stock	5,467	5,369	490	563	4,415
Common stock	2,038	2,038	1,243	—	795
Mortgage loans	132,397	124,163	—	—	132,397
Contract loans	66,592	66,592	—	66,592	—
Other invested assets	1,138	1,155	—	1,138	—
Cash equivalents and short-term investments	—	—	—	—	—
Derivatives
Equity contracts	53	—	53	—	—
Foreign exchange contracts	172	82	—	172	—
Interest rate contracts	171	171	—	171	—
Separate account assets	638,269	638,269	638,269	—	—
Total Assets	$2,223,626	$2,076,435	$662,692	$1,375,662	$185,273

Liabilities:
Deposit type contracts	$41,583	$41,583	$—	$41,583	$—
Supplementary contracts and immediate annuities	19,132	16,472	—	—	19,132
Derivatives
Credit contracts	19	19	—	19	—
Foreign exchange contracts	125	835	—	125	—
Interest rate contracts	2	2	—	2	—
Total Liabilities	$60,861	$58,911	$—	$41,729	$19,132

The Company did not have any financial instruments for which it was not practicable to estimate fair value or measured and reported at net asset value (NAV) as of December 31, 2021.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The table below shows assets and liabilities measured and reported at fair value as of December 31, 2022:

	Level 1	Level 2	Level 3	Total
	(In Thousands)
Assets:
Preferred stock	$313	$—	$1,548	$1,861
Common stock	949	—	1,424	2,373
Separate account assets	450,415	—	—	450,415
Total assets	$451,677	$—	$2,972	$454,649

Liabilities:
Deposit type contracts	$—	$36,580	$—	$36,580
Derivatives
Credit contracts	—	3	—	3
Interest rate contracts	—	220	—	220
Total liabilities	$—	$36,803	$—	$36,803

The table below shows assets and liabilities measured and reported at fair value as of December 31, 2021:

	Level 1	Level 2	Level 3	Total
	(In Thousands)
Assets:
Bonds
Residential mortgage-backed	$—	$1	$—	$1
Preferred stock	490	—	2,007	2,497
Common stock	1,243	—	795	$2,038
Derivatives
Interest rate contracts	—	171	—	171
Separate account assets	638,269	—	—	638,269
Total assets	$640,002	$172	$2,802	$642,976

Liabilities:
Deposit type contracts	$—	$41,583	$—	$41,583
Derivatives
Credit contracts	—	19	—	19
Interest rate contracts	—	2	—	2
Total liabilities	$—	$41,604	$—	$41,604

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2022:

Description	Beginning of the Year	Transfers into Level 3	Transfers Out of Level 3	Total Gains and (Losses) Included in Net Income	Total Gains and (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	End of the Year
	(In Thousands)
Preferred Stock	$2,007	$—	$—	$—	$(459)	$—	$—	$—	$—	$1,548
Common Stock	795	611	—	—	19	—	—	—	—	1,425
Total	$2,802	$611	$—	$—	$(440)	$—	$—	$—	$—	$2,973

The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2021:

Description	Beginning of the Year	Transfers into Level 3	Transfers Out of Level 3	Total Gains and (Losses) Included in Net Income	Total Gains and (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	End of the Year
	(In Thousands)
Preferred Stock	$—	$1,400	$—	$—	$607	$—	$—	$—	$—	$2,007
Common Stock	1,679	—	—	—	578	928	—	(2,144)	(246)	795
Derivatives
Equity contracts	896	—	—	557	(587)	—	—	(866)	—	—
Total	$2,575	$1,400	$—	$557	$598	$928	$—	$(3,010)	$(246)	$2,802

Transfers into or out of Level 3 during the years ended December 31, 2022 and 2021, are due to the variation in inputs relied upon for valuation each quarter. Securities that are primarily valued using independent broker quotes, when prices are not available from one of the commercial pricing services, are reflected as transfers into Level 3. These securities are generally less liquid with very limited trading activity or where less transparency exists corroborating the inputs to the valuation methodologies. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

12.    Commitments and Contingencies
Operating Leases: The Company is party to certain cost sharing agreements with other affiliated Voya Financial, Inc. companies. Included in these cost sharing arrangements is rent expense, which is allocated to the Company in accordance with systematic cost allocation arrangements. The Company incurred rent expense of $0.2, $0.0 and $0.2 during years ended December 31, 2022, 2021 and 2020, respectively under this cost sharing methodology.

Legal Proceedings - The Company is involved in threatened or pending lawsuits or arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation and arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Some claims are asserted as class actions, purporting to represent a group of similarly situated individuals.

In addition, the life insurance industry has experienced litigation alleging, for example, that insurance companies have breached the terms of their life insurance policies by increasing the insurance rates of the applicable policies inappropriately or by factoring into rate adjustments elements not disclosed under the terms of the applicable policies, and, consequently, unjustly enriched themselves. This litigation is generally known as cost of insurance litigation. While it is not possible to forecast the outcome of such lawsuits or arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits or arbitrations will not have a material adverse effect on the Company's operations or financial position.

Regulatory Matters - As with many financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with examinations, inquiries, investigations and audits of the products and practices of the Company or the financial services industry. Some of the investigations, examinations, audits and inquiries could result in regulatory action against the Company. The potential outcome of such regulatory action is difficult to predict, but could subject the Company to adverse consequences, including, but not limited to, additional payments to beneficiaries, settlement payments, penalties, fines and other financial liability, and changes to the Company's policies and procedures. The potential economic consequences cannot be predicted, but management does not believe that the outcome of any such action will have a material adverse effect on the Company's financial position. It is the practice of the Company to cooperate fully in these matters.

Investment Purchase Commitments: As part of its overall investment strategy, the Company has entered into agreements to purchase private placements and commercial mortgage loans of $0.8 and $0.2 at December 31, 2022 and 2021, respectively. The Company is also

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

committed to provide additional capital contributions to partnerships of $0.2 and $0.2 at December 31, 2022 and 2021, respectively.
Liquidity: The Company’s principal sources of liquidity are product charges, investment income, premiums, proceeds from the maturity and sale of investments, and capital contributions. Primary uses of these funds are payments of commissions and operating expenses, interest credits, investment purchases, and contract maturities, death benefits, withdrawals, surrenders, and dividends to its parent.

The Company’s liquidity position is managed by maintaining adequate levels of liquid assets, such as cash, cash equivalents, and short-term investments. In addition, the investment portfolio is primarily composed of high quality fixed income investments, which include holdings of U.S. Government securities, high quality corporate bonds and agency backed residential mortgage backed securities. Asset/liability management is integrated into many aspects of the Company’s operations, including investment decisions, product development, and determination of crediting rates. As part of the risk management process, different economic scenarios are modeled, including cash flow testing required for insurance regulatory purposes, to determine that existing assets are adequate to meet projected liability cash flows.

The fixed account liabilities are supported by a general account portfolio principally composed of fixed rate investments with matching duration characteristics that can generate predictable, steady rates of return. The portfolio management strategy for the general account considers the assets available-for-sale. This strategy enables the Company to respond to changes in market interest rates, prepayment risk, relative values of asset sectors and individual securities and loans, credit quality outlook, and other relevant factors. The Company’s asset/liability management discipline includes strategies to minimize exposure to loss as interest rates and economic and market conditions change. In executing this strategy, the Company uses derivative instruments to manage these risks. The Company’s derivative counterparties are of high credit quality.

13.    Financing Agreements
The Company has entered into a reciprocal loan agreement with Voya Financial, Inc. to promote efficient management of cash and liquidity and to provide for unanticipated short-term cash requirements. Under this agreement, which expires February 21, 2024, the Company and Voya Financial, Inc. can borrow up to 5% of the Company’s admitted assets excluding separate accounts as of December 31 of the preceding year from one another. Interest on any borrowing by a subsidiary under a reciprocal loan agreement is charged at a rate based on the prevailing market rate for similar third-party borrowing or securities. Under this agreement, the Company incurred minimal interest expense for the years ended December 31, 2022, 2021 and 2020 and received minimal interest income.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

As of December 31, 2022 and 2021 the Company had no outstanding receivable or outstanding payable from Voya Financial, Inc. under the terms of a reciprocal loan agreement between the Company and Voya Financial, Inc.

14.    Related Party Transactions
The Company has entered into various management and services contracts with other affiliated Voya Financial, Inc. companies. The costs associated with these agreements are allocated among those companies in accordance with systematic cost allocation methods. Balances due to/from affiliates are settled monthly. The Company's material related party agreements are detailed below:

Services Agreements: The Company has entered into a services agreement with each of its affiliated insurers, Voya Services Company ("VSC") and Voya Financial Partners, LLC ("VFP"), whereby the affiliated insurers, VSC, and VFP, provide certain administrative, management, professional, advisory, consulting and other services to the Company. For years ended December 31, 2022, 2021 and 2020, expenses related to the agreements were incurred in the amount of $29.0, $27.4 and $38.2, respectively.

Tax Sharing Agreements: See Note 8 for disclosure related to the federal tax sharing agreement.

The Company has also entered into a state tax sharing agreement with Voya Financial, Inc. and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which Voya Financial, Inc. and all or some of the subsidiaries join in the filing of a state or local franchise, income tax, or other tax return on a consolidated, combined or unitary basis.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

15.    Accident and Health Contracts
The change in the liability for unpaid accident and health claims and claim adjustment expenses is summarized as follows:

	2022	2021
	(In Thousands)
Balance at January 1	$22,348	$26,450
Less reinsurance recoverables	673	631
Net balance at January 1	21,675	25,819

Incurred related to:
Current year	65,866	49,928
Prior years	1,992	(11,078)
Total incurred	67,858	38,850

Paid related to:
Current year	39,816	31,042
Prior years	19,633	11,952
Total paid	59,449	42,994

Net balance at December 31	30,084	21,675
Plus reinsurance recoverables	796	673
Balance at December 31	$30,880	$22,348

The change in incurred losses and loss adjustment expenses attributable to insured events of prior years is generally the result of ongoing analysis of recent loss development trends. Original estimates are increased or decreased as additional information becomes known regarding individual claims.

The liability for unpaid accident and health claims and claim adjustment expenses is included in accident and health reserves and policy and contract claims on the balance sheets.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

16.    Retrospectively Rated Contracts
The Company estimates accrued retrospective premium adjustments for its group life insurance business through a mathematical approach using an algorithm of the Company’s underwriting rules and experience rating practices. The Company records accrued retrospective premium as an adjustment to earned premium. The amount of net group life premiums written by the Company that was subject to retrospective rating features was $0.8, $0.9 and $2.0 for December 31, 2022, 2021 and 2020, respectively. This represented 12.6%, 10.1% and 22.4% of the total net group life premium written for December 31, 2022, 2021 and 2020, respectively. The amount of net group health premiums written by the Company that was subject to retrospective rating features was minimal for December 31, 2022, 2021 and 2020. This represented less than 1.0% of the total net group health premium in all three periods. No other net premiums written by the Company are subject to retrospective rating features.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

17.    Subsequent Events
The Company has evaluated all events occurring after December 31, 2022 through March 31, 2023, the date the financial statements were available to be issued, to determine whether any event required recognition or disclosure in the statutory-basis financial statements. No other material subsequent events were noted other than those already disclosed.